SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

Pre-Effective Amendment No.     1    (File No. 333-32152)                   [X]

Post-Effective Amendment No.                                                [ ]

AXP HIGH YIELD TAX-EXEMPT FUND, INC.
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg
901 S. Marquette Avenue, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:      As soon as practicable after
the effective date of the Registration Statement.

Title of Securities Being Registered:              Common Stock

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

This Registration Statement shall hereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933.

                             STRATEGIST FUND GROUP

                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

                             TO BE HELD MAY 9, 2000

Strategist Growth Fund, Inc.
 -Strategist Growth Fund
 -Strategist Growth Trends Fund
 -Strategist Special Growth Fund
Strategist Growth and Income Fund, Inc.
 -Strategist Balanced Fund
 -Strategist Equity Fund
 -Strategist Equity Income Fund
 -Strategist Total Return Fund
Strategist Income Fund, Inc.
 -Strategist Government Income Fund
 -Strategist High Yield Fund
 -Strategist Quality Income Fund
Strategist World Fund, Inc.
 -Strategist Emerging Markets Fund
 -Strategist World Growth Fund
 -Strategist World Income Fund
 -Strategist World Technologies Fund
Strategist Tax-Free Income Fund, Inc.
 -Strategist Tax-Free High Yield Fund

Your Fund will hold a special shareholders' meeting at 2:00 p.m. on May 9, 2000, at the IDS Tower, 80 South Eighth Street, Minneapolis, MN, in Conference Room A on the 27th floor. This will be a joint meeting for all of the Funds listed above. At the meeting, shareholders will consider the following:

- A proposal to approve an Agreement and Plan of Reorganization between the Strategist Fund and the corresponding AXP Fund investing in the same master fund. Under this Agreement, the Strategist Fund will transfer all of its assets to the AXP Fund in exchange for Class A shares of the AXP Fund. These shares will be distributed proportionately to you and the other shareholders of the Strategist Fund. The AXP Fund will assume the Strategist Fund's liabilities. The Board of Directors recommends that you vote FOR the proposal.
-  Any other business that may come before the meeting.

Please take a few minutes to read the proxy statement. It discusses the proposal in more detail. If you were a shareholder on April 5, 2000, you may vote at the meeting or any adjournment of the meeting. We hope you can attend the meeting. For those of you who cannot attend, please complete and return the enclosed proxy card. If you have questions, please call 1-800-775-5805. This proxy statement was first mailed to shareholders the week of April 17, 2000.

                                                                  April 17, 2000

                      COMBINED PROXY STATEMENT/PROSPECTUS
                              DATED APRIL 17, 2000

This document is a proxy statement for each of the Strategist Funds and a prospectus for the corresponding AXP Fund as shown in the table below. It contains the information you should know before voting on the proposed reorganization of the Strategist Fund into the corresponding AXP Fund (the "Reorganization"). Please read it carefully and keep it for future reference. The table shows the investment objective for each Strategist Fund and corresponding AXP Fund. Investment policies for the Strategist Fund and its corresponding AXP Fund are identical. The address of the Strategist Fund is IDS Tower 10, Minneapolis, Minnesota 55440-0010. The address of the AXP Fund is 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

                      FUND NAMES AND INVESTMENT OBJECTIVES

--------------------------------------------------------------------------------------
    STRATEGIST FUND            AXP FUND                  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------
Strategist Balanced        AXP Mutual           Balance of growth of capital and
                                                current income.
--------------------------------------------------------------------------------------
Strategist Emerging        AXP Emerging         Long-term capital growth.
Markets                    Markets
--------------------------------------------------------------------------------------
Strategist Equity          AXP Stock            Current income and growth of capital.
--------------------------------------------------------------------------------------
Strategist Equity          AXP Diversified      High level of current income.
Income                     Equity Income        Secondary goal is steady growth of
                                                capital.
--------------------------------------------------------------------------------------
Strategist Government      AXP Federal          High level of current income and
Income                     Income               safety of principal consistent with
                                                investment in U.S. government and
                                                government agency securities.
--------------------------------------------------------------------------------------
Strategist Growth          AXP Growth           Long-term capital growth.
--------------------------------------------------------------------------------------
Strategist Growth          AXP New              Long-term growth of capital.
Trends                     Dimensions
--------------------------------------------------------------------------------------
Strategist High Yield      AXP Extra Income     High current income. Secondary goal is
                                                capital growth.
--------------------------------------------------------------------------------------
Strategist Quality         AXP Selective        Current income and preservation of
Income                                          capital.
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
    STRATEGIST FUND            AXP FUND                  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------
Strategist Special         AXP Research         Long-term capital growth.
Growth                     Opportunities
--------------------------------------------------------------------------------------
Strategist Tax-Free        AXP High Yield       High yield generally exempt from
High Yield                 Tax-Exempt           federal income taxes.
--------------------------------------------------------------------------------------
Strategist Total Return    AXP Managed          Maximum total return through a
                           Allocation           combination of growth of capital and
                                                current income.
--------------------------------------------------------------------------------------
Strategist World Growth    AXP Global Growth    Long-term capital growth.
--------------------------------------------------------------------------------------
Strategist World Income    AXP Global Bond      High total return through income and
                                                growth of capital.
--------------------------------------------------------------------------------------
Strategist World           AXP Innovations      Long-term capital growth.
Technologies
--------------------------------------------------------------------------------------

HOW THE REORGANIZATION WILL WORK

- The Strategist Fund will transfer all of its assets to the corresponding AXP Fund. The AXP Fund will assume the Strategist Fund's stated liabilities.

- The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets it receives, less the liabilities it assumes. These Class A shares will be distributed to the Strategist Fund's shareholders in proportion to their holdings in the Strategist Fund. You will not pay any sales charge in connection with this distribution of shares.

Please note that the AXP Fund is not a bank deposit, is not federally insured, is not endorsed by any bank or government agency and is not guaranteed to achieve its goal.

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                         WHERE TO GET MORE INFORMATION*

------------------------------------------------------------------------------------
The AXP Fund's most recent prospectus       In the same envelope as this proxy
and annual report.                          statement/prospectus.
------------------------------------------------------------------------------------
The AXP Fund's most recent statement of     Incorporated by reference into this
additional information and semi-annual      proxy statement/prospectus. For a copy
report to shareholders (if a semi-annual    at no charge, call toll-free
report has been issued subsequent to the    1-800-862-7919 or write to the address
most recent annual report).                 below.
------------------------------------------------------------------------------------
The Strategist Fund's most recent           Incorporated by reference into this
prospectus.                                 proxy statement/prospectus. For a copy
                                            at no charge, call toll-free
                                            1-800-297-8800 or write to the address
                                            below.
------------------------------------------------------------------------------------
The Strategist Fund's most recent annual    Incorporated by reference into this
report and semi-annual report to            proxy statement/prospectus. For a copy
shareholders (if a semi-annual report       at no charge, call toll-free
has been issued subsequent to the most      1-800-297-8800 or write to the address
recent annual report).                      below.
------------------------------------------------------------------------------------
Statement of additional information         Incorporated by reference into this
dated the same date as this proxy           proxy statement/prospectus. For a copy
statement/prospectus. This document         at no charge, call toll-free
contains information about both the         1-800-862-7919 or write to the address
Strategist Fund and the AXP Fund.           below.
------------------------------------------------------------------------------------
To ask questions about this proxy           Call toll-free 1-800-775-5805 or write
statement/prospectus.                       to: American Express Client Service
                                            Corporation, P.O. Box 534, Minneapolis,
                                            MN 55440-0534.
------------------------------------------------------------------------------------

*   See Table G-2 for the dates of each of these documents.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
A. Summary..................................................      7

  - How the Reorganization Will Work........................      7

  - Comparison of the Strategist Fund to the AXP Fund.......      8

  - Tax Consequences........................................     10

  - Investment Policies and Risk Factors....................     10

B. Fees and Expenses........................................     13

C. The Reorganization.......................................     17

  - Terms of the Reorganization.............................     17

  - Conditions to Closing the Reorganization................     18

  - Termination of the Agreement............................     18

  - Tax Status of the Reorganization........................     18

  - Reasons for the Proposed Reorganization and Board
    Deliberations...........................................     19

  - Boards' Determination...................................     21

D. Information Concerning the Meeting.......................     22

  - Recommendation and Vote Required........................     22

  - Voting..................................................     22

  - Revoking Your Proxy.....................................     22

  - Simultaneous Meetings...................................     22

  - Solicitation of Proxies.................................     22

  - Dissenters' Right of Appraisal..........................     23

  - Other Business..........................................     23

  - Adjournment.............................................     23

                                                              PAGE
                                                              ----
E. Capitalization and Ownership of Fund Shares..............     24

  - Capitalization..........................................     24

  - Ownership of Fund Shares................................     25

F. Experts..................................................     28

G. Additional Information About the Funds' Businesses.......     28

EXHIBITS

1. Form of Agreement and Plan of Reorganization between the
  Strategist Fund and the AXP Fund..........................     30

2. Minnesota Business Corporation Act Sections 302A.471 and
  302A.473..................................................     42

3. Most recent AXP Fund prospectus and annual report
  (enclosed)

                                   A. SUMMARY

This proxy statement/prospectus is being used by the Board of Directors (the "Board") of the Strategist Fund to solicit proxies to vote at a special meeting of shareholders. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the Reorganization of the Strategist Fund into the corresponding AXP Fund invested in the same master fund.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not in the summary. The materials in the statement of additional information dated the same date as this proxy statement/prospectus for the Strategist Fund and the AXP Fund are incorporated by reference into this proxy statement/prospectus.

HOW THE REORGANIZATION WILL WORK.

- The Strategist Fund will transfer all of its assets to the corresponding AXP Fund. The AXP Fund will assume all the Strategist Fund's stated liabilities. There are no outstanding liabilities with respect to the Strategist Fund's 12b-1 plan.

- The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets it receives, less the liabilities it assumes. These Class A shares will be distributed to the Strategist Fund's shareholders in proportion to their holdings in the Strategist Fund.

- Neither the Strategist Fund nor the shareholders of the Strategist Fund will pay any sales charge in connection with the Reorganization.

- After the Reorganization is completed, Strategist shareholders will be shareholders of Class A shares of the corresponding AXP Fund. The Strategist Fund will be deregistered as a mutual fund and terminated under state law.

                                   TABLE A-1.
               COMPARISON OF THE STRATEGIST FUND TO THE AXP FUND
-------------------------------------------------------------------------

                                 STRATEGIST FUND                     AXP FUND
---------------------------------------------------------------------------------------
General                    A series of capital stock of    A series of capital stock of
                           an open-end management          an open-end management
                           investment company organized    investment company organized
                           as a Minnesota corporation.     as a Minnesota corporation.
---------------------------------------------------------------------------------------
Investment Structure       A feeder fund, as shown in      A feeder fund, as shown in
                           Table A-2, investing all of     Table A-2, investing all of
                           its assets in a master fund.    its assets in a master fund.
---------------------------------------------------------------------------------------
Investment Adviser         American Express Financial      AEFC is the investment
                           Corporation ("AEFC") is the     adviser for the master fund.
                           investment adviser for the
                           master fund.
---------------------------------------------------------------------------------------
Investment Objectives,     Identical for both Funds.
Policies, Investment       See Table A-2 for more information on each fund.
Strategies, Risks and
Restrictions
---------------------------------------------------------------------------------------
Pricing                    Each Fund calculates its net asset value per share at the
                           close of trading on the New York Stock Exchange (the "NYSE")
                           (normally 3:00 p.m. Central Time) each business day.
---------------------------------------------------------------------------------------

                                 STRATEGIST FUND                     AXP FUND
---------------------------------------------------------------------------------------
Classes of Shares          One class of shares, offered    Three classes of shares.
                           without a sales charge.         Only Class A shares are
                           Effective October 4, 1999       being offered to Strategist
                           the Strategist Fund             Fund shareholders in this
                           discontinued a 0.25% 12b-1      proxy statement/prospectus.
                           fee.                            - Class A has a front-end
                                                           sales charge and a 0.25%
                                                           12b-1 fee.*
                                                           - Class B has a contingent
                                                           deferred sales charge and a
                                                           1% 12b-1 fee.
                                                           - Class Y is offered only to
                                                           institutional investors with
                                                           no sales charge and a 0.10%
                                                           service fee.
                                                           *No sales charge will be
                                                           charged as part of the
                                                           Reorganization. On
                                                           subsequent purchases, the
                                                           sales charge will be waived
                                                           permanently for former
                                                           Strategist shareholders.
---------------------------------------------------------------------------------------
Buying and Selling         Strategist Fund shares are      Investors may purchase and
Shares                     no longer available for new     redeem shares directly,
                           investment. Existing            through their American
                           shareholders may make add-on    Express financial advisor or
                           purchases to existing           through other authorized
                           accounts.                       broker-dealers or third
                                                           parties.
---------------------------------------------------------------------------------------
Minimum Investment         Initial: No new investments     Initial: $2,000*
Amounts                    allowed                         Subsequent: $100
                           Subsequent: $100 for            *The AXP Fund will waive the
                           existing investors              minimum investment amount
                                                           for any Strategist Fund
                                                           account that, after the
                                                           Reorganization, contains
                                                           less than $2,000.
---------------------------------------------------------------------------------------

                                 STRATEGIST FUND                     AXP FUND
---------------------------------------------------------------------------------------
Exchanges                  Permitted only between          Class A shares of the AXP
                           existing Strategist Fund        Fund may be exchanged for
                           accounts.                       Class A shares of 38 other
                                                           AXP Funds.
---------------------------------------------------------------------------------------
Voting Rights              No cumulative voting rights     Cumulative voting rights
                           when voting on the election     when voting on the election
                           of directors.                   of directors.
---------------------------------------------------------------------------------------

TAX CONSEQUENCES. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Strategist Fund and the AXP Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to that effect.

INVESTMENT POLICIES AND RISK FACTORS. Because both the Strategist Fund and the AXP Fund invest in the same master fund and are subject to the same investment objectives, investment strategies and restrictions, the risks of an investment in the AXP Fund are identical to the risks of an investment in the Strategist Fund. Investment policies and risk factors are described in detail in the enclosed AXP Fund prospectus under the headings "Investment Strategies" and "Risks". The following table provides a brief summary of the investment policies and risks.

                                   TABLE A-2.
                SUMMARY OF PRIMARY INVESTMENT POLICIES AND RISKS
(policies and risks are identical for the Strategist Fund and its corresponding
                                   AXP Fund)
--------------------------------------------------------------------------------

   STRATEGIST FUND             AXP FUND              PRIMARY INVESTMENT POLICIES             PRIMARY INVESTMENT RISKS
----------------------------------------------------------------------------------------------------------------------------
Strategist Balanced     AXP Mutual              Primarily invests in a combination of  Market risk, interest rate risk,
                                                common stocks and senior securities.   sector/ concentration risk,
                                                                                       call/prepayment risk, credit risk,
                                                                                       liquidity risk, style risk
----------------------------------------------------------------------------------------------------------------------------
Strategist Emerging     AXP Emerging Markets    Primarily invests in equity            Market risk, foreign/emerging markets
Markets                                         securities of companies in emerging    risk, liquidity risk, style risk,
                                                market countries.                      sector/ concentration risk
----------------------------------------------------------------------------------------------------------------------------
Strategist Equity       AXP Stock               Primarily invests in common stocks     Market risk, inflation risk, foreign
                                                and securities convertible into        risk
                                                common stocks.
----------------------------------------------------------------------------------------------------------------------------
Strategist Equity       AXP Diversified Equity  Primarily invests in dividend-paying   Market risk, sector/concentration
Income                  Income                  equity securities.                     risk, inflation risk
----------------------------------------------------------------------------------------------------------------------------
Strategist Government   AXP Federal Income      Primarily invests in debt obligations  Market risk, correlation risk,
Income                                          issued or guaranteed as to principal   interest rate risk, call/prepayment
                                                and interest by the U.S. government,   risk
                                                its agencies or instrumentalities.
----------------------------------------------------------------------------------------------------------------------------
Strategist Growth       AXP Growth              Primarily invests in common stocks     Market risk, style risk, foreign risk
                                                and securities convertible into
                                                common stocks that appear to offer
                                                growth opportunities.
----------------------------------------------------------------------------------------------------------------------------
Strategist Growth       AXP New Dimensions      Primarily invests in common stocks     Market risk, style risk, foreign risk
Trends                                          showing potential for significant
                                                growth.
----------------------------------------------------------------------------------------------------------------------------
Strategist High Yield   AXP Extra Income        Primarily invests in high-yielding,    Market risk, interest rate risk,
                                                high risk corporate bonds (junk        credit risk
                                                bonds).
----------------------------------------------------------------------------------------------------------------------------

                                   TABLE A-2.
                SUMMARY OF PRIMARY INVESTMENT POLICIES AND RISKS
(policies and risks are identical for the Strategist Fund and its corresponding
                                   AXP Fund)
--------------------------------------------------------------------------------

   STRATEGIST FUND             AXP FUND              PRIMARY INVESTMENT POLICIES             PRIMARY INVESTMENT RISKS
----------------------------------------------------------------------------------------------------------------------------
Strategist Quality      AXP Selective           Primarily invests in debt obligations  Market risk, interest rate risk,
Income                                          that are investment grade or           credit risk
                                                equivalent.
----------------------------------------------------------------------------------------------------------------------------
Strategist Special      AXP Research            Primarily invests in securities of     Market risk, issuer risk, style risk
Growth                  Opportunities           companies that are part of the S&P
                                                500 and are believed to be
                                                undervalued or offer the potential
                                                for long-term growth.
----------------------------------------------------------------------------------------------------------------------------
Strategist Tax-Free     AXP High Yield Tax-     Primarily invests in medium and lower  Market risk, interest rate risk,
High Yield              Exempt                  quality bonds (junk bonds) and other   credit risk, legal/legislative risk,
                                                debt obligations issued by or on       call/ prepayment risk
                                                behalf of state or local governmental
                                                units whose interest is exempt from
                                                federal income tax.
----------------------------------------------------------------------------------------------------------------------------
Strategist Total        AXP Managed Allocation  Primarily allocates investments among  Market risk, interest rate risk,
Return                                          four asset classes: U.S. equities,     foreign/ emerging markets risk,
                                                U.S. and foreign debt securities,      call/prepayment risk, credit risk,
                                                foreign equity securities and cash.    event risk, liquidity risk, small
                                                                                       company risk
----------------------------------------------------------------------------------------------------------------------------
Strategist World        AXP Global Growth       Primarily invests in equity            Market risk, foreign/emerging markets
Growth                                          securities of companies around the     risk, style risk
                                                world that are positioned to meet
                                                market needs in a changing world
                                                economy.
----------------------------------------------------------------------------------------------------------------------------
Strategist World        AXP Global Bond         Primarily invests in debt obligations  Interest rate risk, foreign/emerging
Income                                          of U.S. and foreign issuers.           markets risk, credit risk, liquidity
                                                                                       risk
----------------------------------------------------------------------------------------------------------------------------
Strategist World        AXP Innovations         Primarily invests in equity            Market risk, sector/concentration
Technologies                                    securities of companies in the         risk, style risk
                                                information technology industry.
----------------------------------------------------------------------------------------------------------------------------

                              B. FEES AND EXPENSES

The following table describes the fees and expenses that you pay if you buy and hold shares of the Strategist Fund or Class A shares of the AXP Fund. The table also shows Pro Forma expenses of Class A shares of the AXP Fund assuming the proposed Reorganization had been effective during the most recent fiscal year.

                                   TABLE B-1.
                       ACTUAL AND PRO FORMA FUND EXPENSES
                        For the Most Recent Fiscal Year
--------------------------------------------------------------------------------

                                                    SHAREHOLDER FEES                   ANNUAL OPERATING EXPENSES(A)
                                                   (fees paid directly         (expenses that are deducted from Fund assets)
                      FUND                        from your investment)         (as a percent of average daily net assets)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum sales        Management     Distribution        Other
                                                         charge             fees(b)      (12b-1) fees(c)   expenses(d)   Total(e)
---------------------------------------------------------------------------------------------------------------------------------
Strategist Balanced.............................            0%                0.48%           0.25%            2.41%       3.14%
AXP Mutual - Class A............................            5%                0.46%           0.25%            0.19%       0.90%
AXP Mutual - Class A Pro Forma..................            *                 0.46%           0.25%            0.19%       0.90%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Emerging Markets.....................            0%                1.10%           0.25%            4.82%       6.17%
AXP Emerging Markets - Class A..................            5%                1.10%           0.25%            0.76%       2.11%
AXP Emerging Markets - Class A Pro Forma........            *                 1.10%           0.25%            0.76%       2.11%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Equity...............................            0%                0.48%           0.25%            1.42%       2.15%
AXP Stock - Class A.............................            5%                0.48%           0.25%            0.15%       0.88%
AXP Stock - Class A Pro Forma...................            *                 0.48%           0.25%            0.15%       0.88%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Equity Income........................            0%                0.49%           0.25%            2.88%       3.62%
AXP Diversified Equity Income - Class A.........            5%                0.49%           0.25%            0.22%       0.96%
AXP Diversified Equity Income - Class A
Pro Forma.......................................            *                 0.49%           0.25%            0.22%       0.96%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Government Income....................            0%                0.50%           0.25%            0.66%       1.41%
AXP Federal Income - Class A....................            5%                0.50%           0.25%            0.23%       0.98%
AXP Federal Income - Class A Pro Forma..........            *                 0.50%           0.25%            0.23%       0.98%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Growth...............................            0%                0.52%           0.25%            0.26%       1.03%
AXP Growth - Class A............................            5%                0.53%           0.25%            0.19%       0.97%
AXP Growth - Class A Pro Forma..................            *                 0.53%           0.25%            0.19%       0.97%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Growth Trends........................            0%                0.53%           0.25%            0.17%       0.95%
AXP New Dimensions -- Class A...................            5%                0.53%           0.25%            0.15%       0.93%
AXP New Dimensions -- Class A Pro Forma.........            *                 0.53%           0.25%            0.15%       0.93%
---------------------------------------------------------------------------------------------------------------------------------
Strategist High Yield...........................            0%                0.56%           0.25%            1.04%       1.85%
AXP Extra Income - Class A......................            5%                0.56%           0.25%            0.20%       1.01%
AXP Extra Income - Class A Pro Forma............            *                 0.56%           0.25%            0.20%       1.01%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Quality Income.......................            0%                0.52%           0.25%            2.81%       3.58%
AXP Selective - Class A.........................            5%                0.51%           0.25%            0.22%       0.98%
AXP Selective - Class A Pro Forma...............            *                 0.51%           0.25%            0.22%       0.98%
---------------------------------------------------------------------------------------------------------------------------------

                                   TABLE B-1.
                       ACTUAL AND PRO FORMA FUND EXPENSES
                        For the Most Recent Fiscal Year
--------------------------------------------------------------------------------

                                                    SHAREHOLDER FEES                   ANNUAL OPERATING EXPENSES(A)
                                                   (fees paid directly         (expenses that are deducted from Fund assets)
                      FUND                        from your investment)         (as a percent of average daily net assets)
---------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum sales        Management     Distribution        Other
                                                         charge             fees(b)      (12b-1) fees(c)   expenses(d)   Total(e)
---------------------------------------------------------------------------------------------------------------------------------
Strategist Special Growth.......................            0%                0.64%           0.25%            1.38%       2.27%
AXP Research Opportunities - Class A............            5%                0.63%           0.25%            0.33%       1.21%
AXP Research Opportunities - Class A
Pro Forma.......................................            *                 0.63%           0.25%            0.33%       1.21%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Tax-Free High Yield..................            0%                0.45%           0.25%            2.55%       3.25%
AXP High Yield Tax-Exempt - Class A.............            5%                0.44%           0.25%            0.11%       0.80%
AXP High Yield Tax-Exempt - Class A
Pro Forma.......................................            *                 0.44%           0.25%            0.11%       0.80%
---------------------------------------------------------------------------------------------------------------------------------
Strategist Total Return.........................            0%                0.44%           0.25%            0.62%       1.31%
AXP Managed Allocation - Class A................            5%                0.43%           0.25%            0.21%       0.89%
AXP Managed Allocation - Class A Pro Forma......            *                 0.43%           0.25%            0.21%       0.89%
---------------------------------------------------------------------------------------------------------------------------------
Strategist World Growth.........................            0%                0.75%           0.25%            1.85%       2.85%
AXP Global Growth - Class A.....................            5%                0.74%           0.25%            0.32%       1.31%
AXP Global Growth - Class A Pro Forma...........            *                 0.74%           0.25%            0.32%       1.31%
---------------------------------------------------------------------------------------------------------------------------------
Strategist World Income.........................            0%                0.75%           0.25%            2.46%       3.46%
AXP Global Bond - Class A.......................            5%                0.74%           0.25%            0.28%       1.27%
AXP Global Bond - Class A Pro Forma.............            *                 0.74%           0.25%            0.28%       1.27%
---------------------------------------------------------------------------------------------------------------------------------
Strategist World Technologies...................            0%                0.72%           0.25%            2.24%       3.21%
AXP Innovations - Class A.......................            5%                0.72%           0.25%            0.15%       1.12%
AXP Innovations - Class A Pro Forma.............            *                 0.72%           0.25%            0.15%       1.12%
---------------------------------------------------------------------------------------------------------------------------------

*    The 5% sales charge will be waived permanently for former
     Strategist shareholders.
(a) For all Funds, operating expenses include expenses charged by both the Fund and the master fund. Expenses are based on actual expenses for the last fiscal year, restated to reflect current fees.
(b) The management fee is paid by the master fund and is allocated between the Strategist Fund and the AXP Fund based on respective net assets. For some Funds, the chart shows a slight difference between the management fee for the Strategist Fund and the management fee for the AXP Fund.
     This difference is due to rounding.
(c) Effective October 4, 1999 the 0.25% distribution fee was discontinued for the Strategist Fund.
(d) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.
(e) For the Strategist Fund, AEFC has agreed to waive certain fees and to absorb certain other Fund expenses until the end of the Fund's current fiscal year. The agreement may be terminated at any time after that date. Under the agreement, total expenses will not exceed 0.95% for Tax-Free High
     Yield; 1.10% for Government Income and Quality Income; 1.20% for High Yield; 1.25% for Balanced, Equity and Equity
     Income; 1.30% for Growth, Growth Trends and Total Return;
     1.35% for World Income and World Technologies; 1.40% for
     Special Growth; 1.75% for World Growth; and 2.20% for
     Emerging Markets. For the most recent fiscal year, actual total expenses with fee waivers and expense reimbursement were 0.95% for Tax-Free High Yield; 1.09% for Government
     Income, 1.09% for Quality Income, 1.19% for High Yield;
     0.98% for Balanced; 1.25% for Equity; 1.25% for Equity
     Income; 1.03% for Growth; 0.95% for Growth Trends; 1.22% for
     Total Return; 1.35% for World Income, 1.47% for World
     Technologies; 1.39% for Special Growth; 1.71% for World
     Growth; and 2.20% for Emerging Markets.

EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Assume you invest $10,000 and the Fund earns a 5% return. The operating expenses remain the same each year. If you hold your shares until the end of the year shown, the following table shows your costs under the current arrangements and your costs if the proposed reorganization had been in effect. The numbers for the AXP Fund reflect the costs that would be incurred if a shareholder paid $500 in sales charge to purchase Class A shares. You will not incur that cost since the sales charge will be waived permanently for former Strategist Fund shareholders.
--------------------------------------------------------------------------------

                   FUND                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------
Strategist Balanced........................    $317      $  969     $1,645     $3,451
AXP Mutual - Class A.......................     587         773        974      1,557
AXP Mutual - Class A Pro Forma.............     587         773        974      1,557
--------------------------------------------------------------------------------------
Strategist Emerging Markets................     613       1,819      2,996      5,823
AXP Emerging Markets - Class A.............     703       1,128      1,578      2,824
AXP Emerging Markets - Class A Pro Forma..      703       1,128      1,578      2,824
--------------------------------------------------------------------------------------
Strategist Equity..........................     218         673      1,155      2,487
AXP Stock - Class A........................     585         767        964      1,534
AXP Stock - Class A Pro Forma..............     585         767        964      1,534
--------------------------------------------------------------------------------------
Strategist Equity Income...................     365       1,109      1,874      3,882
AXP Diversified Equity Income - Class A....     593         791      1,005      1,623
AXP Diversified Equity Income - Class A
Pro Forma..................................     593         791      1,005      1,623
--------------------------------------------------------------------------------------
Strategist Government Income...............     144         447        772      1,696
AXP Federal Income - Class A...............     595         797      1,015      1,646
AXP Federal Income - Class A Pro Forma.....     595         797      1,015      1,646
--------------------------------------------------------------------------------------
Strategist Growth..........................     105         328        570      1,264
AXP Growth - Class A.......................     594         794      1,010      1,634
AXP Growth - Class A Pro Forma.............     594         794      1,010      1,634
--------------------------------------------------------------------------------------
Strategist Growth Trends...................      97         303        526      1,171
AXP New Dimensions - Class A...............     590         782        990      1,590
AXP New Dimensions - Class A Pro Forma.....     590         782        990      1,590
--------------------------------------------------------------------------------------
Strategist High Yield......................     188         582      1,002      2,174
AXP Extra Income - Class A.................     598         806      1,031      1,679
AXP Extra Income - Class A Pro Forma.......     598         806      1,031      1,679
--------------------------------------------------------------------------------------
Strategist Quality Income..................     361       1,097      1,855      3,847
AXP Selective - Class A....................     595         797      1,015      1,646
AXP Selective - Class A Pro Forma..........     595         797      1,015      1,646
--------------------------------------------------------------------------------------
Strategist Special Growth..................     230         710      1,216      2,610
AXP Research Opportunities - Class A.......     617         865      1,133      1,897
AXP Research Opportunities - Class A
Pro Forma..................................     617         865      1,133      1,897
--------------------------------------------------------------------------------------
Strategist Tax-Free High Yield.............     328       1,001      1,698      3,552
AXP High Yield Tax-Exempt - Class A........     578         743        923      1,444
AXP High Yield Tax-Exempt - Class A
Pro Forma..................................     578         743        923      1,444
--------------------------------------------------------------------------------------

                                                1          3          5          10
                                         FUND  YEAR      YEARS      YEARS      YEARS
--------------------------------------------------------------------------------------
Strategist Total Return....................    $133      $  415     $  719     $1,584
AXP Managed Allocation - Class A...........     586         770        969      1,545
AXP Managed Allocation - Class A
Pro Forma..................................     586         770        969      1,545
--------------------------------------------------------------------------------------
Strategist World Growth....................     288         883      1,504      3,179
AXP Global Growth - Class A................     627         895      1,183      2,005
AXP Global Growth - Class A Pro Forma......     627         895      1,183      2,005
--------------------------------------------------------------------------------------
Strategist World Income....................     349       1,062      1,798      3,740
AXP Global Bond - Class A..................     623         883      1,163      1,962
AXP Global Bond - Class A Pro Forma........     623         883      1,163      1,962
--------------------------------------------------------------------------------------
Strategist World Technologies..............     324         989      1,679      3,515
AXP Innovations - Class A..................     608         838      1,087      1,800
AXP Innovations - Class A Pro Forma........     608         838      1,087      1,800
--------------------------------------------------------------------------------------

                             C. THE REORGANIZATION

TERMS OF THE REORGANIZATION. The Board has approved the Agreement, a copy of which is attached as Exhibit 1. The Agreement provides for Reorganization on the following terms:

- The Reorganization is scheduled to occur on the first day that the NYSE is open for business following shareholder approval and receipt of any necessary regulatory approvals, but may occur on any later date agreed to by the Funds.

- The Strategist Fund will transfer all of its assets to the AXP Fund and, in exchange, the AXP Fund will assume the Strategist Fund's stated liabilities and issue Class A shares.

- The AXP Fund will issue Class A shares to the Strategist Fund in an amount equal to the value of the assets received by the AXP Fund, less the liabilities assumed by the AXP Fund in the transaction. These shares will immediately be distributed by the Strategist Fund to its shareholders in proportion to their holdings in the Strategist Fund. As a result, shareholders of the Strategist Fund will become Class A shareholders of the AXP Fund.

- Neither the Strategist Fund nor the shareholders of the Strategist Fund will pay any sales charge in connection with the Reorganization.

- The net asset value of both Funds will be computed as of 3:00 p.m. Central time, on the closing date.

- After the Reorganization, the Strategist Fund will be deregistered as a mutual fund and terminated under state law.

CONDITIONS TO CLOSING THE REORGANIZATION. The completion of the Reorganization is subject to certain conditions described in the Agreement, including:

- The Strategist Fund will have declared and paid a dividend that will distribute all of the Fund's taxable income, if any, to the shareholders of the Strategist Fund for the taxable years ending at or prior to the closing.

- The Funds will have received any approvals, consents or exemptions from the SEC or any regulatory body necessary to carry out the Reorganization.

- A registration statement on Form N-14 will have been filed with the SEC and declared effective for each of the Funds.

-  The shareholders of the Strategist Funds will have approved the Agreement.

- The Funds will have received an opinion of tax counsel that the proposed Reorganization will be tax-free for each Fund and its shareholders.

TERMINATION OF THE AGREEMENT. The Agreement and the transactions contemplated by it may be terminated and abandoned by resolutions of the Board of the Strategist Fund or the AXP Fund at any time prior to closing. In the event of a termination, there will be no liability for damages on the part of either the Strategist Fund or the AXP Fund or the directors, officers or shareholders of either Fund.

TAX STATUS OF THE REORGANIZATION. The Reorganization is expected to be tax-free for federal income tax purposes and will not take place unless the Strategist Fund and the AXP Fund receive a satisfactory opinion from the law firm of Ropes & Gray, substantially to the effect that:

- The transfer of the Strategist Fund's assets to the AXP Fund in exchange for Class A shares of the AXP Fund and the assumption of the Strategist Fund's liabilities, followed by the distribution of those shares to the Strategist Fund's shareholders and the termination of the Strategist Fund will be a "reorganization" within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986 (the "Code"), and the Strategist Fund and the corresponding AXP Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

- No gain or loss will be recognized by the Strategist Fund upon the transfer of all of its assets to the AXP Fund or on the distribution by the Strategist Fund of Class A shares of the AXP Fund to Strategist Fund shareholders.

- No gain or loss will be recognized by the AXP Fund upon the receipt of the Strategist Fund's assets solely in exchange for the issuance of the AXP Fund's Class A shares to the Strategist Fund and the assumption of all of the Strategist Fund's liabilities by the AXP Fund.

- The basis of the assets of the Strategist Fund acquired by the AXP Fund will be, in each instance, the same as the basis of those assets in the hands of the Strategist Fund immediately before the transfer.

- The tax holding period of the assets of the Strategist Fund in the hands of the AXP Fund will include the Strategist Fund's tax holding period for those assets.

- The shareholders of the Strategist Fund will not recognize gain or loss upon the exchange of all their shares of the Strategist Fund solely for the AXP Fund Class A shares as part of the Reorganization.

- The basis of the Class A shares of the AXP Fund received by the Strategist Fund shareholders in the Reorganization will be the same as the basis of the shares of the Strategist Fund surrendered in exchange.

- The tax holding period of the Class A shares of the AXP Fund received by the Strategist Fund shareholders will include, for each shareholder, the tax holding period of the shares of the Strategist Fund surrendered in exchange, provided that the Class A shares of the AXP Fund were held as capital assets on the date of the exchange.

REASONS FOR THE PROPOSED REORGANIZATION AND BOARD DELIBERATIONS. The Board believes that the proposed Reorganization will be advantageous to the Strategist Fund shareholders for several reasons. The Board considered the following matters, among others, in approving the Reorganization.

- TERMS AND CONDITIONS OF THE REORGANIZATION. The Board considered the terms and conditions of the Reorganization as described in the previous paragraphs.

- TAX CONSEQUENCES. The Board considered the tax-free nature of the Reorganization.

- CONTINUITY OF INVESTMENT. The Board took into account the fact that, following the Reorganization, shareholders of the Strategist Funds will be invested in a fund holding an identical investment securities portfolio, with identical investment objectives, policies, and restrictions.

- CONTINUED NO-LOAD PURCHASES. The Board took into account that shareholders of the Strategist Fund will be able to make future purchases of shares of the AXP Fund on a no-load basis.

- EXPENSE RATIOS. Following the Reorganization, the expense ratio for the AXP Fund is expected to be lower than the expense ratio of the Strategist Fund. The Reorganization is expected to eliminate or reduce costs associated with maintaining separate funds, including costs of separate audits, printing costs and blue sky fees. The Strategist Fund has been unable to attract sufficient assets to operate effectively without significant expense subsidization. Since commencement of operations, AEFC has been waiving a portion of its fees. AEFC has committed to continue capping fees through the end of the 2000 fiscal year for the Strategist Fund, although waivers can be discontinued at any time after that. AEFC does not expect to waive fees indefinitely and, without continued fee waivers or growth in assets, the Strategist Fund's expense ratios would likely exceed those of many other funds with similar investment objectives. This could have an adverse impact on the Strategist Fund's performance. As a result, it is possible that the Strategist Fund's asset base will decline and the Strategist Fund's expense ratio will rise even higher as fixed costs are spread over a shrinking asset base.

    The AXP Fund, on the other hand, has achieved viable size. Certain fixed shareholder expenses (such as accounting fees, printing costs and blue sky expenses) are expected to be lower for the AXP fund than they would be for the Strategist Fund if AEFC discontinued waiving fees. Thus, Strategist Fund shareholders will experience lower per share fixed costs by holding AXP Fund shares than they would if they continued to hold shares in the Strategist Fund. Expense ratios for each of the Funds for the last fiscal year are shown under the heading "Fees and Expenses".

- POTENTIAL BENEFITS TO AEFC AND ITS AFFILIATES. Although not a reason for approving the Reorganization, as part of its deliberations the Board also considered the potential benefits from the Reorganization that could be realized by AEFC and its affiliates. The Board recognized that the potential benefits to AEFC consist principally of the elimination of expenses incurred in duplicative efforts to administer two separate funds. AEFC also will benefit to the extent it no longer waives its fees. The Board also noted, however, that shareholders of the Strategist Funds will benefit directly from any decrease in overall operating ratios resulting from the proposed Reorganization.

- COSTS. The Board considered the fact that AEFC has agreed to bear the costs of effecting the Reorganization.

- ALTERNATIVE SOLUTIONS. The Board determined that the Reorganization provided greater benefits to shareholders than other options, such as the liquidation of the Strategist Fund. Liquidating the Strategist Fund would require most shareholders, subject to federal income taxation, to recognize either gains or losses in the current tax year when many shareholders might prefer to defer those gains or losses. Another alternative, a voluntary exchange into the corresponding AXP Fund, generally also would require shareholders to recognize a gain or loss for tax purposes. The Reorganization, on the other hand, is expected to be achieved on a tax-free basis resulting in a deferral of any gain or loss for federal income tax purposes. Any shareholder who does not want to participate in the Reorganization may redeem shares. This would be a taxable event for the shareholder similar to what would happen if the Strategist Fund was liquidated.

BOARDS' DETERMINATION. After considering the factors described above and other relevant information, at a meeting held on March 10, 2000, the Strategist Fund Board members, including a majority of the Independent Directors, found that participation in the Reorganization is in the best interests of the Strategist Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization. The Independent Directors were advised, in their deliberations, by special counsel as to their fiduciary duties under state law and the Investment Company Act of 1940 (the "1940 Act"), and met separately on a number of occasions with counsel prior to approving the Reorganization. In addition, AEFC agreed that, following the Reorganization, it will provide the Independent Directors with the same level of indemnification for their actions as directors of the Fund as is currently provided by the Fund.

The Board of Directors of the AXP Fund approved the Agreement at a meeting held on March 8-9, 2000. The Board members considered the terms of the Agreement, the provisions intended to avoid the dilution of shareholder interests and the anticipated tax consequences of the Reorganization. The Board found that participation in the Reorganization is in the best interests of the AXP Fund and that the interests of existing shareholders of the Fund will not be diluted as a result of the Reorganization.

                     D. INFORMATION CONCERNING THE MEETING

RECOMMENDATION AND VOTE REQUIRED. The Board recommends that shareholders approve the proposed Agreement. The Agreement must be approved by a majority of the Fund's shares voted at the meeting. If the Agreement is not approved, the Board will consider what further action should be taken.

VOTING. Each share is entitled to one vote. For those of you who cannot come to the meeting, the Board is asking permission to vote for you. The shares will be voted as you instruct. Signed proxy cards returned without instructions will be voted in favor of the proposal.

All votes count toward a quorum, regardless of how they are voted (For, Against or Abstain). Broker non-votes will be counted toward a quorum but not toward the approval of the proposal. Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.

REVOKING YOUR PROXY. If your plans change and you can attend the meeting, simply inform the Secretary at the meeting that you will be voting your shares in person. Also, if you change your mind after you vote, you may change your vote or revoke it by writing us or by sending another card.

SIMULTANEOUS MEETINGS. The meeting of your Fund will be held simultaneously with meetings of the other funds in the Strategist Fund Group. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Fund's meeting to a time immediately after the simultaneous meetings so that a meeting of that Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment.

SOLICITATION OF PROXIES. The Board is asking for your vote and for you to vote as promptly as possible. AEFC will pay the expenses for the proxy material and the postage. Supplementary solicitations may be made by mail, telephone, electronic means or personal contact. The expenses of supplementary solicitation will be paid by AEFC.

DISSENTERS' RIGHT OF APPRAISAL. Under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act, Strategist Fund shareholders are entitled to assert dissenters' rights in connection with the Reorganization and obtain payment of the "fair value" of their shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions is attached as
Exhibit 2.

Notwithstanding the provisions of Minnesota law, the SEC has taken the position that use of state appraisal procedures by a mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at net asset value next computed after receipt of a request for redemption. It is the SEC's position that Rule 22c-1 supersedes appraisal provisions in state statutes.

In the interest of ensuring equal valuation for all shareholders, dissenters' rights will be determined in accordance with the SEC's interpretation. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Strategist Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

OTHER BUSINESS. The Board does not know at this time of any other business to come before the meetings. If something does come up, the proxies will use their best judgment to vote for you on the matter.

ADJOURNMENT. In the event that not enough votes are received by the time scheduled for the meeting, the persons named as proxies may move for one or more adjournments of the meeting for a period of not more than 120 days in the aggregate to allow further solicitation of shareholders on the proposal. Any adjournment requires the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of adjournment those shares they are entitled to vote that have voted in favor of the proposals. They will vote against any adjournment those shares that have voted against any of the proposals. AEFC will pay the costs of any additional solicitation and of any adjourned meeting.

                 E. CAPITALIZATION AND OWNERSHIP OF FUND SHARES

CAPITALIZATION. The following table shows the capitalization of the Strategist Fund and the AXP Fund as of February 29, 2000 and on a pro forma basis, assuming the proposed Reorganization had taken place.

                                   TABLE E-1.
                                 CAPITALIZATION
--------------------------------------------------------------------------------

                                                    NET ASSET VALUE      SHARES
              FUND                  NET ASSETS         PER SHARE       OUTSTANDING
-----------------------------------------------------------------------------------
Strategist Balanced.............  $     1,121,480       $14.19               79,051
AXP Mutual - Class A............    2,845,139,084        11.80          241,151,956
AXP Mutual - Class A
Pro Forma.......................    2,846,260,564        11.80          241,246,997
-----------------------------------------------------------------------------------
Strategist Emerging Markets.....          838,627         5.57              150,488
AXP Emerging Markets -
Class A.........................      345,604,086         6.63           52,129,590
AXP Emerging Markets - Class A
Pro Forma.......................      346,442,713         6.63           52,256,080
-----------------------------------------------------------------------------------
Strategist Equity...............        1,268,457        33.36               38,021
AXP Stock - Class A.............    3,435,951,038        26.88          127,833,144
AXP Stock - Class A
Pro Forma.......................    3,437,219,495        26.88          127,880,334
-----------------------------------------------------------------------------------
Strategist Equity Income........          911,061         8.90              102,388
AXP Diversified Equity Income -
Class A.........................    1,753,394,316         8.06          217,495,354
AXP Diversified Equity Income -
Class A Pro Forma...............    1,754,305,377         8.06          217,608,389
-----------------------------------------------------------------------------------
Strategist Government Income....          839,068         4.55              184,345
AXP Federal Income - Class A....    1,333,443,659         4.67          285,435,290
AXP Federal Income - Class A
Pro Forma.......................    1,334,282,727         4.67          285,614,962
-----------------------------------------------------------------------------------
Strategist Growth...............       30,296,472        58.84              514,904
AXP Growth - Class A............    6,211,706,008        53.38          116,377,239
AXP Growth - Class A
Pro Forma.......................    6,242,002,480        53.38          116,944,801
-----------------------------------------------------------------------------------
Strategist Growth Trends........       29,539,340        37.92              779,012
AXP New Dimensions - Class A....   17,183,848,180        35.80          480,021,047
AXP New Dimensions - Class A
Pro Forma.......................   17,213,387,520        35.80          480,846,168
-----------------------------------------------------------------------------------
Strategist High Yield...........        1,695,722         3.73              454,423
AXP Extra Income - Class A......    2,501,563,029         3.75          667,793,439
AXP Extra Income - Class A
Pro Forma.......................    2,503,258,751         3.75          668,245,632
-----------------------------------------------------------------------------------

                                                    NET ASSET VALUE      SHARES
              FUND                  NET ASSETS         PER SHARE       OUTSTANDING
-----------------------------------------------------------------------------------
Strategist Quality Income.......  $       740,918       $ 8.68               85,385
AXP Selective - Class A.........    1,014,413,269         8.46          119,970,541
AXP Selective - Class A
Pro Forma.......................    1,015,154,187         8.46          120,058,120
-----------------------------------------------------------------------------------
Strategist Special Growth.......        1,913,631         5.99              319,504
AXP Research Opportunities -
Class A.........................      555,284,904         7.60           73,040,677
AXP Research Opportunities -
Class A Pro Forma...............      557,198,535         7.60           73,292,471
-----------------------------------------------------------------------------------
Strategist Tax-Free High
Yield...........................          785,483         4.24              185,369
AXP High Yield Tax-Exempt -
Class A.........................    4,794,230,093         4.27        1,123,660,941
AXP High Yield Tax-Exempt -
Class A Pro Forma...............    4,795,015,576         4.27        1,123,844,895
-----------------------------------------------------------------------------------
Strategist Total Return.........          868,449        12.73               68,215
AXP Managed Allocation -
Class A.........................    1,879,003,429        10.22          183,876,234
AXP Managed Allocation -
Class A Pro Forma...............    1,879,871,878        10.22          183,961,209
-----------------------------------------------------------------------------------
Strategist World Growth.........        1,093,025        11.46               95,390
AXP Global Growth - Class A.....    1,576,608,728        10.30          153,028,755
AXP Global Growth - Class A
Pro Forma.......................    1,577,701,753        10.30          153,134,874
-----------------------------------------------------------------------------------
Strategist World Income.........          597,880         5.56              107,505
AXP Global Bond - Class A.......      501,761,454         5.57           90,123,823
AXP Global Bond - Class A
Pro Forma.......................      502,359,334         5.57           90,231,162
-----------------------------------------------------------------------------------
Strategist World Technologies...        2,448,011        22.60              108,321
AXP Innovations - Class A.......       16,240,712        22.69              715,673
AXP Innovations - Class A
Pro Forma.......................       18,688,723        22.69              823,562
-----------------------------------------------------------------------------------

OWNERSHIP OF FUND SHARES. The following table provides information on shareholders who owned more than 5% of any Fund's outstanding shares as of February 29, 2000. As of that date, AEFC or its parent company, American Express Company, held more than 25% of the outstanding shares of each of the Strategist Funds. Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to "control" the company. Under this definition, as shown below, AEFC and American Express are deemed to be controlling persons of the Strategist Funds. As of February 29, 2000, officers and directors of each of the Funds as a group owned less than 1% of the outstanding shares of each of the Funds.

                                   TABLE E-2.
                           OWNERSHIP OF FUND SHARES*
--------------------------------------------------------------------------------

                                                                  PERCENT OF AXP
                                                                  CLASS A SHARES
                                     NUMBER OF    PERCENT OF    HELD FOLLOWING THE
        FUND           5% OWNERS    SHARES HELD   SHARES HELD     REORGANIZATION
----------------------------------------------------------------------------------
Strategist
Balanced.............   AEFC (1)       52,033        65.8%            0.03%
AXP Mutual...........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Emerging
Markets..............     AEFC        120,595        80.0%            0.19%
AXP Emerging
Markets..............     None         --           --              --
----------------------------------------------------------------------------------
Strategist Equity....     AEFC         28,661        75.4%            3.15%
AXP Stock............     None         --           --              --
----------------------------------------------------------------------------------
Strategist Equity
Income...............     AEFC         82,394        80.5%            0.04%
AXP Diversified
Equity Income........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Government     AEFC        134,197        72.8%            0.05%
Income...............     (2)          17,348         9.4%              **
                          (3)          10,947         5.9%              **
AXP Federal Income...     None         --           --              --
----------------------------------------------------------------------------------
Strategist Growth....     (4)         402,401        78.2%            0.38%
AXP Growth...........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Growth
Trends...............     (4)         621,855        79.8%            0.14%
AXP New Dimensions...     None         --           --              --
----------------------------------------------------------------------------------
Strategist High           AEFC        165,462        36.4%            0.03%
Yield................     (5)         123,529        27.4%            0.02%
                          (6)         104,720        23.0%            0.01%
AXP Extra Income.....     None         --           --              --
----------------------------------------------------------------------------------
Strategist Quality        AEFC         71,657        83.9%            0.06%
Income...............     (7)           5,328         6.2%              **
AXP Selective........     None         --           --              --
----------------------------------------------------------------------------------
Strategist Special
Growth...............     AEFC        163,702        51.2%            0.18%
AXP Research
Opportunities........     None         --           --              --
----------------------------------------------------------------------------------

                                                                  PERCENT OF AXP
                                                                  CLASS A SHARES
                                     NUMBER OF    PERCENT OF    HELD FOLLOWING THE
        FUND           5% OWNERS    SHARES HELD   SHARES HELD     REORGANIZATION
----------------------------------------------------------------------------------
Strategist Tax-Free       AEFC        141,173        76.2%            0.01%
High Yield...........     (8)          16,723         9.0%              **
AXP High Yield Tax-
Exempt...............     None         --           --              --
----------------------------------------------------------------------------------
Strategist Total          AEFC         58,061        85.1%            0.04%
Return...............     (9)           6,530         9.6%              **
AXP Managed
Allocation...........     None         --           --              --
----------------------------------------------------------------------------------
Strategist World          AEFC         80,173        84.0%
Growth...............     (10)          6,185         6.5%            0.06%
AXP Global Growth....     None         --           --              --
----------------------------------------------------------------------------------
Strategist World
Income...............     AEFC        101,305        94.2%            0.11%
AXP Global Bond......     None         --           --              --
----------------------------------------------------------------------------------
Strategist World
Technologies.........     AEFC        108,321         100%             100%
AXP Innovations......     AEFC        759,090         100%             100%
----------------------------------------------------------------------------------

   * For the AXP Fund, 5% ownership is shown for Class A shares.

  ** Less than 0.01%

 (1) AEFC, a Delaware corporation, is located at IDS Tower 10, Minneapolis, MN 55440-0010.

 (2) Norrine F. Baggett, 326 East Southfield Road, Shreveport, LA 71105.

 (3) Nadia Hamidian, 22 68th Street, Guttenberg, NJ 07093.

 (4) American Express Company, a Delaware corporation, the parent company of AEFC, is located at American Express Tower, World Financial Center, New York, NY 10285.

 (5) American Latvian Association in the US, Inc., 400 Hurley Ave., Rockville, MD 20850.

 (6) Latvijas Brivibas Fonds LTD, 400 Hurley Ave., Rockville, MD 20850.

 (7) Barbara B. Ismel, 328 West 86th No. 2C, New York, NY 10024.

 (8) John L. and Rosana L. Warren, 4971 Little Cub Creek Road, Evergreen, CO 80439.

 (9) Peter L. Rowe and Fredda Rosenblatt, 6887 Palm Grove Court, West Palm Beach, FL 33418.

 (10) William J. and Frances M. Russell, 1443 Creekside Court, Vienna, VA 22182.

                                   F. EXPERTS

The audited financial statements for the Strategist Fund and the AXP Fund included in or incorporated by reference in this proxy statement/ prospectus or the Statement of Additional Information, have been audited by KPMG LLP, independent auditors for the Funds, whose reports are included in the annual report. The financial statements have been incorporated in this document in reliance on KPMG's reports given on their authority as experts in auditing and accounting matters.

             G. ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each Fund's prospectus you can find additional information about the business of the Fund.

                                   TABLE G-1.
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                   HEADING IN PROSPECTUS
         TYPE OF INFORMATION              STRATEGIST FUND             AXP FUND
-------------------------------------------------------------------------------------
Investment objective                   Goal                    Goal
-------------------------------------------------------------------------------------
Principal investment strategies        Investment Strategy     Investment Strategy
-------------------------------------------------------------------------------------
Principal risks                        Risks                   Risks
-------------------------------------------------------------------------------------
Fee table                              Fees and Expenses       Fees and Expenses
-------------------------------------------------------------------------------------
Management                             Management              Management
-------------------------------------------------------------------------------------
Fund share price                       Valuing Fund Shares     Valuing Fund Shares
-------------------------------------------------------------------------------------
Buying and selling fund shares         Purchasing Shares;      Purchasing Shares;
                                       Exchanging/Selling      Exchanging/Selling
                                       Shares                  Shares
-------------------------------------------------------------------------------------
Distributions and taxes                Distributions and       Distributions and
                                       Taxes                   Taxes
-------------------------------------------------------------------------------------
Financial highlights                   Financial Highlights    Financial Highlights
-------------------------------------------------------------------------------------

                                   TABLE G-2.
                            DATES OF FUND DOCUMENTS
--------------------------------------------------------------------------------

                                                                        SEMI-ANNUAL
                                                          ANNUAL          REPORT
                                                          REPORT      (IF APPLICABLE)
                                PROSPECTUS     SAI      (FOR PERIOD     (FOR PERIOD
             FUND                (DATED)     (DATED)      ENDED)          ENDED)
-------------------------------------------------------------------
Strategist Balanced...........   11/29/99    11/29/99    9/30/99            NA
AXP Mutual....................   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist Equity.............   11/29/99    11/29/99    9/30/99            NA
AXP Stock.....................   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist Equity Income......   11/29/99    11/29/99    9/30/99            NA
AXP Diversified Equity
Income........................   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist Emerging Markets...   12/30/99    12/30/99    10/31/99           NA
AXP Emerging Markets..........   12/30/99    12/30/99    10/31/99           NA
-------------------------------------------------------------------------------------
Strategist Government Income..   7/30/99     7/30/99     5/31/99         11/30/99
AXP Federal Income............   7/30/99     7/30/99     5/31/99         11/30/99
-------------------------------------------------------------------------------------
Strategist Growth.............   9/29/99     9/29/99     7/31/99          1/31/00
AXP Growth....................   9/29/99     9/29/99     7/31/99          1/31/00
-------------------------------------------------------------------------------------
Strategist Growth Trends......   9/29/99     9/29/99     7/31/99          1/31/00
AXP New Dimensions............   9/29/99     9/29/99     7/31/99          1/31/00
-------------------------------------------------------------------------------------
Strategist High Yield.........   7/30/99     7/30/99     5/31/99         11/30/99
AXP Extra Income..............   7/30/99     7/30/99     5/31/99         11/30/99
-------------------------------------------------------------------------------------
Strategist Quality Income.....   7/30/99     7/30/99     5/31/99         11/30/99
AXP Selective.................   7/30/99     7/30/99     5/31/99         11/30/99
-------------------------------------------------------------------------------------
Strategist Special Growth.....   9/29/99     9/29/99     7/31/99          1/31/00
AXP Research Opportunities....   9/29/99     9/29/99     7/31/99          1/31/00
-------------------------------------------------------------------------------------
Strategist Tax-Free High
Yield.........................   1/28/00     1/28/00     11/30/99           NA
AXP High Yield Tax-Exempt.....   1/28/00     1/28/00     11/30/99           NA
-------------------------------------------------------------------------------------
Strategist Total Return.......   11/29/99    11/29/99    9/30/99            NA
AXP Managed Allocation........   11/29/99    11/29/99    9/30/99            NA
-------------------------------------------------------------------------------------
Strategist World Growth.......   12/30/99    12/30/99    10/31/99           NA
AXP Global Growth.............   12/30/99    12/30/99    10/31/99           NA
-------------------------------------------------------------------------------------
Strategist World Income.......   12/30/99    12/30/99    10/31/99           NA
AXP Global Bond...............   12/30/99    12/30/99    10/31/99           NA
-------------------------------------------------------------------------------------
Strategist World
Technologies..................   12/30/99    12/30/99    10/31/99           NA
AXP Innovations...............   3/15/00     3/15/00     10/31/99           NA
-------------------------------------------------------------------------------------

Each Fund is subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C., the Midwest Regional Office of the SEC at 500 West Madison Street, Suite 400, Chicago, Illinois 60611, and the Northeast Regional Office of the SEC at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of these materials also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. In addition, copies of these documents may be viewed on-line or downloaded from the SEC's website at http://www.sec.gov.

                                                                       EXHIBIT 1

                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization dated as of March 10, 2000 (the "Agreement") is between Strategist Growth and Income Fund, Inc. (the "Strategist Corporation"), a Minnesota corporation, on behalf of Strategist Balanced Fund (the "Acquired Fund"), a series of capital stock of the Strategist Corporation, and AXP Investment Series, Inc. (the "AXP Corporation"), a Minnesota corporation, on behalf of AXP Mutual (the "Acquiring Fund"), a series of capital stock of the AXP Corporation. The Acquired Fund and the Acquiring Fund are feeder funds investing in a single master trust.

In consideration of the mutual promises, the parties agree as follows:

1. SHAREHOLDER APPROVAL

  The Acquired Fund will call a meeting of its shareholders for the purpose of approving the Agreement and the transactions it contemplates (the "Reorganization"). The Acquiring Fund agrees to furnish data and information, as reasonably requested, for the proxy statement to be furnished to shareholders of the Acquired Fund.

2. REORGANIZATION

  a. Plan of Reorganization. At the closing, the Strategist Corporation will convey all of the assets of the Acquired Fund to the Acquiring Fund. The Acquiring Fund will assume all liabilities of the Acquired Fund, reflected on an unaudited statement of assets and liabilities, as of the Closing. At the Closing, the AXP Corporation will deliver Class A shares of the Acquiring Fund, including fractional shares, to the Strategist Corporation. The number of shares will be determined by dividing the value of the net assets of the Acquired Fund, computed as described in paragraph 3(a), by the net asset value of one share of the Acquiring Fund, computed as described in paragraph 3(b). The Acquired Fund will not pay a sales charge on the receipt of Acquiring Fund shares in exchange for the assets of the Acquired Fund. In addition, the shareholders of the Acquired Fund will not pay a sales charge on distribution to them of Class A shares of the Acquiring Fund.

  b. Closing and Effective Time of the Reorganization. The Reorganization and all related acts necessary to complete the Reorganization (the

  "Closing") will occur on the first day on which the New York Stock Exchange (the "NYSE") is open for business following approval of shareholders of the Acquired Fund and receipt of all necessary regulatory approvals, or such later date as the parties may agree.

3. VALUATION OF NET ASSETS

  a. The value of the net assets of the Acquired Fund will be computed as of the close of regular trading on the NYSE on the day of Closing (the "Valuation Date") using the valuation procedures in the Acquiring Fund's prospectus.

  b. The net asset value per share of Class A shares of the Acquiring Fund will be determined as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures in the Acquiring Fund's prospectus.

  c. At the Closing, the Acquired Fund will provide the Acquiring Fund with a copy of the computation showing the valuation of the Acquired Fund's net assets on the Valuation Date. The Acquiring Fund will provide the Acquired Fund with a copy of the computation showing the determination of the net asset value per share of Class A shares of the Acquiring Fund on the Valuation Date. Both computations will be certified by an officer of American Express Financial Corporation.

4. LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

  a. As soon as practicable after the Valuation Date, the Strategist Corporation will liquidate the Acquired Fund and distribute Class A shares of the Acquiring Fund to the Acquired Fund's shareholders of record. The Acquiring Fund will establish shareholder accounts in the names of each Acquired Fund shareholder, representing the respective pro rata number of full and fractional shares of the Acquiring Fund due to each shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Strategist Corporation. Shareholder accounts will be established by the Acquiring Fund or its transfer agent in accordance with instructions from the Strategist Corporation.

  b. Immediately after the Valuation Date, the share transfer books of the Strategist Corporation relating to the Acquired Fund will be closed and no further transfer of shares will be made.

  c. Promptly after the distribution, the Acquiring Fund or its transfer agent will notify each shareholder of the Acquired Fund of the number of Class A shares distributed to the shareholder and confirm the registration in the shareholder's name.

  d. As promptly as practicable after the liquidation of the Acquired Fund, and in no event later than twelve months from the date of the Closing, the Acquired Fund will be dissolved.

5. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE AXP CORPORATION ON BEHALF OF THE ACQUIRING FUND

  The AXP Corporation represents and warrants to the Strategist Corporation as follows:

  a. Organization, Existence, etc. The AXP Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota and has the power to carry on its business as it is now being conducted.

  b. Registration as Investment Company. The Acquiring Fund is a series of the AXP Corporation, registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company.

  c. Capitalization. The Acquiring Fund has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Acquiring Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

  d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any (the "Acquiring Fund Financial Statements"), fairly present the financial position of the Acquiring Fund, and the results of its operations and changes in its net assets for the periods shown.

  e. Shares to be Issued Upon Reorganization. The shares to be issued in connection with the Reorganization will be duly authorized and, at the time of the Closing, will be validly issued, fully paid and non-assessable.

  f. Authority Relative to the Agreement. The AXP Corporation has the power to enter into and carry out the obligations described in this

  Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the AXP Corporation or the Acquiring Fund are necessary.

  g. No Violation. The AXP Corporation is not in violation of its Articles of Incorporation or By-Laws (the "Articles") or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with, or constitute a breach of, any material contract or other instrument to which the Acquiring Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquiring Fund.

  h. Liabilities. There are no liabilities of the Acquiring Fund other than:

  - liabilities disclosed in the Acquiring Fund Financial Statements

  - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

  - liabilities previously disclosed to the Strategist Corporation, none of which has been materially adverse to the business, assets or results of operation of the Acquiring Fund.

  i. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquiring Fund, threatened, that would materially and adversely affect the Acquiring Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

  j. Contracts. Except for contracts and agreements previously disclosed to the Strategist Corporation, the Acquiring Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

  k. Taxes. The federal tax returns of the Acquiring Fund have been filed for all taxable years since commencement of its operations. The Acquiring Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

  l. Registration Statement. The Acquiring Fund will file a registration statement on Form N-14 (the "Registration Statement") with the Securities and Exchange Commission under the Securities Act of 1933 (the "1933 Act") relating to the shares to be issued in the Reorganization. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, none of the representations and warranties in this subsection apply to statements in, or omissions from, the Registration Statement made in reliance on information furnished by the Strategist Corporation for use in the Registration Statement.

6. REPRESENTATIONS, WARRANTIES AND COVENANTS OF THE STRATEGIST CORPORATION ON BEHALF OF THE ACQUIRED FUND

  The Strategist Corporation represents and warrants to the AXP Corporation as follows:

  a. Organization, Existence, etc. The Strategist Corporation is a corporation duly organized, validly existing and in good standing under the laws of the State of Minnesota and has the power to carry on its business as it is now being conducted.

  b. Registration as Investment Company. The Acquired Fund is a series of the Strategist Corporation, registered under the 1940 Act as an open-end, management investment company.

  c. Capitalization. The Acquired Fund has authorized capital of 10,000,000,000 shares of common stock, par value $0.01 per share. All of the outstanding shares have been duly authorized and are validly issued, fully paid and non-assessable. Since the Acquired Fund is engaged in the continuous offering and redemption of its shares, the number of outstanding shares may vary daily.

  d. Financial Statements. The audited financial statements as of the end of the last fiscal year, and the subsequent unaudited semi-annual financial statements, if any, (the "Acquired Fund Financial Statements") fairly present the financial position of the Acquired Fund, and the results of its operations and changes in its net assets for the periods shown.

  e. Authority Relative to the Agreement. The Strategist Corporation has the power to enter into and to carry out its obligations under this Agreement. The Agreement and the transactions contemplated by it have been duly authorized by the Board of Directors and no other proceedings by the Strategist Corporation or the Acquired Fund are necessary.

  f. No Violation. The Strategist Corporation is not in violation of its Articles or in default in the performance of any material agreement to which it is a party. The execution of this Agreement and the completion of the transactions contemplated by it will not conflict with or constitute a breach of, any material contract to which the Acquired Fund is subject. Nor will the transactions result in any violation of the provisions of the Articles or any law, administrative regulation or administrative or court decree applicable to the Acquired Fund.

  g. Liabilities. There are no liabilities of the Acquired Fund other than:

  - liabilities disclosed in the Acquired Fund Financial Statements

  - liabilities incurred in the ordinary course of business subsequent to the date of the latest annual or semi-annual financial statements, or

  - liabilities previously disclosed to the AXP Corporation, none of which has been materially adverse to the business, assets or results of operation of the Acquired Fund.

  h. Litigation. There is no litigation, administrative proceeding or investigation before any court or governmental body currently pending or, to the knowledge of the Acquired Fund, threatened, that would materially and adversely affect the Acquired Fund, its financial condition or the conduct of its business, or that would prevent or hinder completion of the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment.

  i. Contracts. Except for contracts and agreements previously disclosed to the AXP Corporation, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit.

  j. Taxes. The federal tax returns of the Acquired Fund have been filed for all taxable years since commencement of its operations. The Acquired Fund has qualified and will qualify as a regulated investment company under the Internal Revenue Code with respect to each taxable year since commencement of its operations.

  k. Fund Securities. All securities listed in the schedule of investments of the Acquired Fund as of the Closing will be owned by the Acquired

  Fund free and clear of any encumbrances, except as indicated in the schedule.

  l. Registration Statement. The Acquired Fund will cooperate with the Acquiring Fund and will furnish information relating to the Strategist Corporation and the Acquired Fund required in the Registration Statement. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting and at the Closing, the Registration Statement, as it relates to the Strategist Corporation or the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading. However, the representations and warranties in this subsection apply only to statements in or omissions from the Registration Statement made in reliance upon information furnished by the Strategist Corporation for use in the Registration Statement.

7. CONDITIONS TO OBLIGATIONS OF THE AXP CORPORATION

  The obligations of the AXP Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

  a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund.

  b. Representations, Warranties and Agreements. The Strategist Corporation and the Acquired Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the Strategist Corporation will provide a certificate to the AXP Corporation confirming that, as of the Closing, the representations and warranties set forth in Section 6 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquired Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the Strategist Corporation, and delivered to the AXP Corporation on or prior to the last business day before the Closing.

  c. Regulatory Approvals.

  - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

  - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

  d. Tax Opinion. The AXP Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquiring Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Strategist Corporation and the AXP Corporation, respectively will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund; (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

  e. Opinion of Counsel. The AXP Corporation will have received an opinion of counsel for the Acquired Fund, dated as of the Closing, to the effect that:
  (i) the Strategist Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquired Fund is a series of the Strategist Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been duly authorized and approved by all requisite action of the Strategist Corporation and the Acquired Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the Acquired Fund.

  f. Declaration of Dividend. The Strategist Corporation will have declared a dividend with respect to the Acquired Fund which, together with all previous dividends, will have the effect of distributing to the Acquired Fund's shareholders all of the Acquired Fund's investment company taxable income for the taxable years ending on or prior to the Closing (computed without regard to deduction for dividends paid) and all of its net capital gain realized in taxable years ending on or prior to the Closing (after reduction for capital loss carry forward).

8. CONDITIONS TO OBLIGATIONS OF THE STRATEGIST CORPORATION

  The obligations of the Strategist Corporation with respect to the Reorganization are subject to the satisfaction of the following conditions:

  a. Shareholder Approval. This Agreement will have been approved by the affirmative vote of the holders of the majority of the outstanding shares of common stock of the Acquired Fund.

  b. Representations, Warranties and Agreements. The Acquiring Fund will have complied with this Agreement and each of the representations and warranties in this Agreement will be true in all material respects as of the Closing. An officer of the AXP Corporation will provide a certificate to the Strategist Corporation confirming that, as of the Closing, the representations and warranties set forth in Section 5 are true and correct and that there have been no material adverse changes in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since the date of its last financial statement, except as otherwise indicated in any financial statements, certified by an officer of the AXP Corporation, and delivered to the Strategist Corporation on or prior to the last business day before the Closing.

  c. Regulatory Approvals.

  - The Registration Statement referred to in Section 5(l) will be effective and no stop orders under the 1933 Act will have been issued.

  - All necessary approvals, consents and exemptions from federal and state regulatory authorities will have been obtained.

  d. Tax Opinion. The Strategist Corporation will have received the opinion of Ropes & Gray dated as of the Closing, as to the federal income tax consequences of the Reorganization to the Acquired Fund and its shareholders. For purposes of rendering their opinion, Ropes & Gray may rely, as to factual matters, upon the statements made in this Agreement, the proxy statement which will be distributed to the shareholders of the Acquired Fund, and other written representations as an officer of the Strategist Corporation and the AXP Corporation, respectively will have verified as of Closing. The opinion of Ropes & Gray will be to the effect that: (i) neither the Acquired Fund nor the Acquiring Fund will recognize any gain or loss upon the transfer of the assets of the Acquired Fund to, and assumption of its liabilities by, the Acquiring

  Fund in exchange for shares of the Acquiring Fund and upon the distribution of the shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund; (ii) the shareholders of the Acquired Fund who receive shares of the Acquiring Fund in the Reorganization will not recognize any gain or loss on the exchange of their shares of the Acquired Fund for the shares of the Acquiring Fund; (iii) the holding period and the basis of the shares received by the Acquired Fund shareholders will be the same as the holding period and the basis of the shares of the Acquired Fund surrendered in the exchange; (iv) the holding period and the basis of the assets acquired by the Acquiring Fund will be the same as the holding period and the basis of the assets to the Acquired Fund immediately prior to the Reorganization.

  e. Opinion of Counsel. The Strategist Corporation will have received the opinion of counsel for the Acquiring Fund, dated as of the Closing, to the effect that: (i) the AXP Corporation is a corporation duly organized and validly existing under the laws of the state of Minnesota; (ii) the Acquiring Fund is a series of the AXP Corporation, an open-end investment company registered under the 1940 Act; (iii) this Agreement and the Reorganization have been authorized and approved by all requisite action of the AXP Corporation and the Acquiring Fund and this Agreement has been duly executed by, and is a valid and binding obligation of, the AXP Corporation; and
  (iv) the shares to be issued in the Reorganization are duly authorized and upon issuance in accordance with this Agreement will be validly issued, fully paid and non-assessable shares of the Acquiring Fund.

9. AMENDMENT; TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

  a. This Agreement may be amended in writing if authorized by the respective Boards of Directors. The Agreement may be amended at any time before or after approval by the shareholders of the Acquired Fund, but after shareholder approval, no amendment shall be made that substantially changes the terms of paragraphs 2 or 3.

  b. At any time prior to the Closing, any of the parties may waive in writing
  (i) any inaccuracies in the representations and warranties made to it and (ii) compliance with any of the covenants or conditions made for its benefit.

  c. The Strategist Corporation may terminate this Agreement at any time prior to the Closing by notice to the AXP Corporation if a material condition to its performance or a material covenant of the AXP Corporation is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the AXP Corporation and is not cured.

  d. The AXP Corporation may terminate this Agreement at any time prior to the Closing by notice to the Strategist Corporation if a material condition to its performance or a material covenant of the Strategist Corporation is not fulfilled on or before the date specified for its fulfillment or a material breach of this Agreement is made by the Strategist Corporation and is not cured.

  e. This Agreement may be terminated by any party at any time prior to the Closing, whether before or after approval by the shareholders of the Acquired Fund, without any liability on the part of either party or its respective directors, officers, or shareholders, on written notice to the other party, and shall be terminated without liability as of the close of business on December 31, 2000, or a later date agreed upon by the parties, if the Closing is not on or prior to that date.

  f. The representations, warranties and covenants contained in this Agreement, or in any document delivered in connection with this Agreement, will survive the Reorganization.

10. EXPENSES

  The expenses of the reorganization, whether or not the Reorganization is completed, will be borne by American Express Financial Corporation.

11. GENERAL

  a. Headings. The headings contained in this Agreement are for reference purposes only and will not affect the meaning or interpretation of this Agreement. Nothing in this Agreement is intended to confer upon any other person any rights or remedies by reason of this Agreement.

  b. Governing Law. This Agreement will be governed by the laws of the state of Minnesota.

12. INDEMNIFICATION

  Each party will indemnify and hold the other and its officers and directors (each an "Indemnitee") harmless from and against any liability or other cost and expense, in connection with the defense or disposition of any action, suit, or other proceeding, before any court or administrative or investigative body in which the Indemnitee may be involved as a party, with respect to actions taken under this Agreement. However, no Indemnitee will be indemnified against any liability or expense arising by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Indemnitee's position.

IN WITNESS WHEREOF, each of the parties has caused this Agreement to be signed.

Strategist Growth and Income Fund, Inc.
    on behalf of Strategist Balanced Fund

By   /s/ James A. Mitchell
     ------------------------
     James A. Mitchell
     President

AXP Investment Series, Inc.
    on behalf of AXP Mutual

By   /s/ Leslie L. Ogg
     ------------------------
     Leslie L. Ogg
     Vice President

The undersigned is a party to this Agreement for the purposes of Sections 3c and 10 only.

American Express Financial Corporation

By   /s/ Pamela J. Moret
     ------------------------
     Pamela J. Moret
     Senior Vice President

                                                                       EXHIBIT 2

                       MINNESOTA BUSINESS CORPORATION ACT
                         SECTIONS 302A.471 AND 302A.473

Minnesota law requires that we provide you with a copy of the state law on dissenters' rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund such as the Strategist Fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters' rights under Minnesota law, the Strategist Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. RIGHTS OF DISSENTING SHAREHOLDERS

SUBDIVISION 1. ACTIONS CREATING RIGHTS. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder's shares in the event of, any of the following corporate actions:

(a) An amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

    (1) alters or abolishes a preferential right of the shares;

    (2) creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

    (3) alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

    (4) excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(b) A sale, lease, transfer, or other disposition of all or substantially all of the property and assets of the corporation, but not including a transaction permitted without shareholder approval in section 302A.661, subdivision 1, or a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

(c) A plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a party, except as provided in subdivision 3;

(d) A plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring corporation, if the shares of the shareholder are entitled to be voted on the plan; or

(e) Any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

SUBDIVISION 2. BENEFICIAL OWNERS.

(a) A shareholder shall not assert dissenters' rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b) The beneficial owner of shares who is not the shareholder may assert dissenters' rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

SUBDIVISION 3. RIGHTS NOT TO APPLY.

(a) Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of the surviving corporation in a merger, if the shares of the shareholder are not entitled to be voted on the merger.

(b) If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters' rights.

SUBDIVISION 4. OTHER RIGHTS. The shareholders of a corporation who have a right under this section to obtain payment for their shares do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. PROCEDURES FOR ASSERTING DISSENTERS' RIGHTS
SUBDIVISION 1. DEFINITIONS.

(a) For purposes of this section, the terms defined in this subdivision have the meanings given them.

(b) "Corporation" means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c) "Fair value of the shares" means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d) "Interest" means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

SUBDIVISION 2. NOTICE OF ACTION. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

SUBDIVISION 3. NOTICE OF DISSENT. If the proposed action must be approved by the shareholders, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters' rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

SUBDIVISION 4. NOTICE OF PROCEDURE; DEPOSIT OF SHARES.

(a) After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to all shareholders who have complied with subdivision 3 and to all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

    (1) The address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

    (2) Any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

    (3) A form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

    (4) A copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b) In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

SUBDIVISION 5. PAYMENT; RETURN OF SHARES.

(a) After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

    (1) The corporation's closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

    (2) An estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

    (3) A copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b) The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitled the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c) If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

SUBDIVISION 6. SUPPLEMENTAL PAYMENT; DEMAND. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter's own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

SUBDIVISION 7. PETITION; DETERMINATION. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

SUBDIVISION 8. COSTS; FEES; EXPENSES.

(a) The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b) If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c) The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

AXPSM High Yield Tax-Exempt Fund

PROSPECTUS Jan. 28, 2000

American
  Express(R)
 Funds

AXP High Yield Tax-Exempt Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       6p
Fees and Expenses                      8p
Management                             9p

Buying and Selling Shares              9p
Valuing Fund Shares                    9p
Investment Options                    10p
Purchasing Shares                     11p
Transactions through Third Parties    14p
Sales Charges                         14p
Exchanging/Selling Shares             18p

Distributions and Taxes               23p

Master/Feeder Structure               25p

Other Information                     26p

Financial Highlights                  27p

Appendix                              29p

FUND INFORMATION KEY

Goal and Investment Strategy
The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

Risks
The major risk factors associated with the Fund.

Fees and Expenses
The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

Master/Feeder Structure
Describes the Fund's investment structure.

Management
The individual or group designated by the investment manager to handle the Fund's day-to-day management.

Financial Highlights
Tables showing the Fund's financial performance.

The Fund

GOAL

AXP High Yield Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high yield generally exempt from federal income taxes. Because any investment involves risk, achieving this goal cannot be guaranteed.

The Fund seeks to achieve its goal by investing all of its assets in a master portfolio rather than by directly investing in and managing its own portfolio of securities. The master portfolio has the same goal and investment policies as the Fund.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in medium and lower quality bonds (junk bonds) and other debt obligations. Under normal market conditions, the Fund will invest at least 80% of its net assets in bonds and in other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax and is not subject to the alternative minimum tax. However, the Fund may invest up to 20% of its net assets in debt obligations the interest from which is subject to the alternative minimum tax.

The selection of municipal obligations that are tax-exempt is the primary decision in building the investment portfolio.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Considering opportunities and risks in municipal obligations given current and expected interest rates.

o    Identifying municipal obligations that:

     --   are medium or lower quality,

     -- have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency,

     --   have long-term maturities with higher yields,

     -- have characteristics (coupon, call, maturity, etc.) that fit our investment strategy at the time of purchase.

o Identifying investments that contribute to portfolio diversification. AEFC will weight certain sectors more heavily based on AEFC's expectations for growth and for expected market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     --   the security is overvalued relative to alternative investments,

     -- the issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are downgraded until AEFC believes it is advantageous to sell),

     -- political, economic, or other events could affect the issuer's performance,

     --   AEFC expects the issuer to call the security,

     --   AEFC identifies a more attractive opportunity, and

     -- the issuer or the security continues to meet the other standards described above.

Although not a primary investment strategy, the Fund also may invest in other instruments, such as money market securities and other short-term tax-exempt securities, and derivatives (such as futures, options, and forward contracts).

During weak or declining markets, the Fund may invest more of its assets in money market securities or certain taxable investments. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

   Market Risk

   Interest Rate Risk

   Credit Risk

   Legal/Legislative Risk

   Call/Prepayment Risk

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to a recognized index.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
Class A Performance* (based on calendar years)

+11.39%   +5.10%    +12.02%   +8.70%    +9.73%    -5.07%    +17.39%   +2.71%    +9.37%    +5.58%    -2.69%
1989      1990      1991      1992      1993      1994      1995      1996      1997      1998      1999

During the period shown in the bar chart, the highest return for a calendar quarter was +6.69% (quarter ending March 1995) and the lowest return for a calendar quarter was -4.90% (quarter ending March 1994).

The 5% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in sales charges and fees.

The Fund's year to date return as of Dec. 31, 1999 was -2.69%.

 Average Annual Total Returns (as of Dec. 31, 1999)

                       1 year        5 years    10 years      Since inception

High Yield:

Class A                 -7.56%       +5.18%     +5.55%        --%

Class B                 -7.10%       --%        --%           +4.16%a

Class Y                 -2.42%       --%        --%           +5.46%a

Lehman Brothers

Municipal Bond Index    -2.06%       +6.91%     +6.89%        +5.76%b

Lipper General Municipal

Debt Index              -4.07%       +6.14%     +6.29%        +4.95%

a Inception date was March 20, 1995.

b Measurement period started April 1, 1995.

This table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of Classes A, B and Y vary because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

For purposes of this calculation we assumed:

o    a sales charge of 5% for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held by the fund.

The Lipper General Municipal Debt Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                         Class A        Class B        Class Y

Maximum sales charge (load) imposed
on purchases(a) (as a percentage of
offering price)                             5%           none            none

Maximum deferred sales charge (load)
imposed on sales (as a percentage of
offering price at time of purchase)        none           5%             none

Annual Fund operating expenses(b) (expenses that are deducted from Fund assets)

As a percentage of average daily
net assets:                              Class A        Class B        Class Y

Management fees                           0.44%          0.44%           0.44%

Distribution (12b-1) fees                 0.25%          1.00%           0.00%

Other expenses(c)                         0.11%          0.11%           0.20%

Total                                     0.80%          1.55%           0.64%

a This charge may be reduced depending on your total investments in American Express mutual funds. See "Sales Charges."

b Both in this table and the following example, fund operating expenses include expenses charged by both the Fund and its Master Portfolio as described under "Management." Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year, restated to reflect current fees.

c Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                  1 year           3 years           5 years          10 years

Class A(a)         $578              $743              $923           $1,444

Class B(b)         $558              $790              $946           $1,648(d)

Class B(c)         $158              $490              $846           $1,648(d)

Class Y             $65              $205              $357            $ 802

a Includes a 5% sales charge.

b Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

c Assumes you did not sell your Class B shares at the end of the period.

d Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

MANAGEMENT

The Fund's assets are invested in Tax-Free High Yield Portfolio (the Portfolio), which is managed by AEFC. Kurt Larson, vice president and senior portfolio manager, joined AEFC in 1961. He has managed the assets of the Fund since 1979.

Buying and Selling Shares

VALUING FUND SHARES

The public offering price for Class A is the net asset value (NAV) adjusted for the sales charge. For Class B and Class Y, it is the NAV.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued based on market quotations, or where market quotations are not readily available, based on methods selected in good faith by the board. If the Fund's investment policies permit it to invest in securities that are listed on foreign stock exchanges that trade on weekends or other days when the Fund does not price its shares, the value of the Fund's underlying investments may change on days when you could not buy or sell shares of the Fund. Please see the SAI for further information.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee.

2. Class B shares are sold to the public with a CDSC and an annual distribution (12b-1) fee.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary:

Class A        Maximum sales charge of 5%

               Initial sales charge waived or reduced for certain purchases

               Annual distribution fee of 0.25% of average daily net assets*

               Lower annual expenses than Class B shares

Class B        No initial sales charge

               CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)

               CDSC waived in certain circumstances

               Shares convert to Class A in ninth year of ownership

               Annual distribution fee of 1.00% of average daily net assets*

               Higher annual expenses than Class A shares

Class Y        No initial sales charge

               No annual distribution fee

               Service fee of 0.10% of average daily net assets

               Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related fees for the sale of Class A and Class B shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A or Class B shares?

If your investments in American Express mutual funds total $250,000 or more, Class A shares may be the better option. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $250,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee and a CDSC for six years. To help you determine what is best for you, consult your financial advisor.

Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

PURCHASING SHARES

To purchase shares through a brokerage account or from entities other than American Express Financial Advisors Inc., please consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer Identification number of:
-------------------------               -------------------------------------------------------------
Individual or joint account             The individual or one of the owners listed on the joint account

Custodian account of a minor            The minor (Uniform Gifts/Transfers to Minors Act)

A revocable living trust                The grantor-trustee (the person who puts the money into the trust)

An irrevocable trust, pension           The legal entity (not the personal representative  or trustee,
trust or estate                         unless no legal entity is designated in the account title)

Sole proprietorship                     The owner

Partnership                             The partnership

Corporate                               The corporation

Association, club or tax-exempt         The organization
organization

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (http://www.irs.gov/prod/forms_pubs/).

Three ways to invest

1 By mail:

Once your account has been established, send your check with the account number on it to:

American Express Funds
P.O. Box 74
Minneapolis, MN 55440-0074

Minimum amounts

Initial investment:         $2,000

Additional investments:     $100

Account balances:           $300

If your account balance falls below $300, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 2 By scheduled investment plan:

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

o  automatic payroll deduction,

o  bank authorization,

o  direct deposit of Social Security check, or

o  other plan approved by the Fund.

Minimum amounts

Initial investment:        $100

Additional investments:    $100/mo.

Account balances:          none (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

3 By wire or electronic funds transfer:

If you have an established account, you may wire money to:

Norwest Bank Minnesota
Routing Transit No. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts

Each wire investment: $1,000

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive
compensation   from  the   Distributor  or  its   affiliates   for   shareholder
recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:

Total investment                   Sales charge as percentage of:(a)

                        Public offering price(b)         Net amount invested

Up to $50,000                     5.0%                          5.26%

Next $50,000                      4.5                           4.71

Next $400,000                     3.8                           3.95

Next $500,000                     2.0                           2.04

$1,000,000 or more                0.0                           0.00

a To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, you must total the amounts of all increments that apply.

b Offering price includes a 5% sales charge.

The sales charge on Class A shares may be lower than 5%, depending on the total amount:

o    you now are investing in this Fund,

o    you have previously invested in this Fund, or

o you and your primary household group are investing or have invested in other American Express mutual funds that have a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. For purposes of this policy, domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)AXP Tax-Free Money Fund and Class A shares of AXP Cash Management Fund do not have sales charges.

Other Class A sales charge policies:

o IRA purchases or other employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar group, may be added together to reduce sales charges for all shares purchased through that plan, and

o if you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. For more details, please see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners and unmarried children under 21.

o current or retired American Express financial advisors, their spouses or domestic partners and unmarried children under 21.

o investors who have a business relationship with a newly associated financial advisor who joined the Distributor from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with the Distributor, (2) the purchase is made with proceeds of shares sold that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds are the result of a sale of an equal or greater value where a sales load was assessed.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. (Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.)

o shareholders who have at least $1 million invested in American Express mutual funds. If the investment is sold in the first year after purchase, a CDSC of 1% will be charged. The CDSC will be waived only in the circumstances described for waivers for Class B shares.

o purchases made within 90 days after a sale of shares (up to the amount sold):

     -- of American Express mutual funds in a qualified plan subject to a deferred sales charge, or

     -- in a qualified plan or account where American Express Trust Company has a recordkeeping, trustee, investment management, or investment servicing relationship.

     Send the Fund a written request along with your payment, indicating the date and the amount of the sale.

o    purchases made:

     -- with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund that has a sales charge,

     -- through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment adviser, bank or investment professional,

     --   within the University of Texas System ORP,

     -- within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     --   within the University of Massachusetts After-Tax Savings Program, or

     -- through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

Class B -- contingent deferred sales charge (CDSC) alternative

A CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

            If the sale is made during the:     The CDSC percentage rate is:

                      First year                             5%

                      Second year                            4%

                      Third year                             4%

                      Fourth year                            3%

                      Fifth year                             2%

                      Sixth year                             1%

                      Seventh year                           0%

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

The CDSC on Class B shares will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     --   at least 591/2 years old AND

     -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     --   selling  under  an  approved   substantially  equal  periodic  payment
          arrangement.

EXCHANGING/SELLING SHARES

Exchanges

You can exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

You may make up to three exchanges (11/2 round trips) within any 30-day period. These limits do not apply to scheduled exchange programs and certain employee benefit plans. Exceptions may be allowed with pre-approval of the Fund.

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

Selling Shares

You can sell your shares at any time. The payment will be mailed within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held through a brokerage account or with entities other than American Express Financial Advisors, please consult your selling agent. The following section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

Two ways to request an exchange or sale of shares

1 By letter:

Include in your letter:

o    the name of the fund(s),

o    the class of shares to be exchanged or sold,

o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),

o    your Social Security number or Employer Identification number,

o    the dollar amount or number of shares you want to exchange or sell,

o    signature(s) of all registered account owners,

o    for sales, indicate how you want your money delivered to you, and

o    any paper certificates of shares you hold.

Regular mail:
American Express Client Service Corporation
Attn: Transactions
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Express Client Service Corporation
Attn: Transactions
733 Marquette Ave.
Minneapolis, MN 55402

 2 By telephone:

American Express Client Service Corporation
Telephone Transaction Service
800-437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount: $100               Maximum sale amount: $50,000

Three ways to receive payment when you sell shares

1 By regular or express mail:

o    Mailed to the address on record.

o    Payable to names listed on the account.

     NOTE:The express mail delivery charges you pay will vary depending on the courier you select.

2 By wire or electronic funds transfer:

o    Minimum wire: $1,000.

o    Request that money be wired to your bank.

o Bank account must be in the same ownership as the American Express mutual fund account.

     NOTE:Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By scheduled payout plan:

o    Minimum payment: $50.

o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which maybe taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares of this or another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Master/Feeder Structure

This Fund uses a master/feeder structure. This means that the Fund (a feeder fund) invests all of its assets in the Portfolio (the master fund). Other feeder funds also invest in the Portfolio. The master/feeder structure offers the potential for reduced costs because it spreads fixed costs of portfolio management over a larger pool of assets. The Fund may withdraw its assets from the Portfolio at any time if the Fund's board determines that it is best. In that event, the board would consider what action should be taken, including whether to hire an investment advisor to manage the Fund's assets directly or to invest all of the Fund's assets in another pooled investment entity. Here is an illustration of the structure:

                        Investors buy shares in the Fund

                      The Fund buys units in the Portfolio

          The Portfolio invests in securities, such as stocks or bonds

Other feeders may include mutual funds and institutional accounts. These feeders buy the Portfolio's securities on the same terms and conditions as the Fund and pay their proportionate share of the Portfolio's expenses. However, their operating costs and sales charges are different from those of the Fund. Therefore, the investment returns for other feeders are different from the returns of the Fund.

Other Information

YEAR 2000

The Fund could be adversely affected if the computer systems used by AEFC and the Fund's other service providers do not properly process and calculate date-related information from and after Jan. 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, AEFC is working to avoid such problems and to obtain assurances from service providers that they are taking similar steps.

The companies, governments or international markets in which the Fund invests also may be adversely affected by Year 2000 issues. To the extent a portfolio holding is adversely affected by a Year 2000 processing issue, the Fund's return could be adversely affected.

INVESTMENT MANAGER

The investment manager of the Portfolio is AEFC, located at IDS Tower 10, Minneapolis, MN 55440-0010. The Portfolio pays AEFC a fee for managing its assets. The Fund pays its proportionate share of the fee. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.44% of its average daily net assets. Under the agreement, the Portfolio also pays taxes, brokerage commissions and nonadvisory expenses. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.

Financial Highlights

Fiscal period ended Nov. 30,

Per share income and capital changes(a)

                                                        Class A

                                       1999      1998      1997       1996       1995

Net asset value, beginning of period   $4.68     $4.64     $4.56      $4.66      $4.18

Income from investment operations:

Net investment income (loss)             .26       .26       .27        .27        .28

Net gains (losses) (both realized
  and unrealized)                       (.34)      .04        .08      (.10)       .48

Total from investment operations        (.08)      .30        .35       .17        .76

Less distributions:

Dividends from net investment income    (.26)     (.26)     (.27)      (.27)      (.28)

Net asset value, end of period         $4.34     $4.68     $4.64      $4.56      $4.66

Ratios/supplemental data

Net assets, end of period
  (in millions)                       $5,110    $5,722    $5,785     $6,001     $6,316

Ratio of expenses to average
  daily net assets(b)                   .74%      .70%      .70%       .70%       .68%

Ratio of net investment income (loss)
  to average daily net assets          5.73%     5.56%     5.85%      6.02%      6.31%

Portfolio turnover rate (excluding
  short-term securities)                 16%       14%        4%         9%       14%

Total return(c)                       (1.86%)    6.67%     7.86%      4.02%    18.64%

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

c Total return does not reflect payment of a sales charge.

Fiscal period ended Nov. 30,

Per share income and capital changes(a)

                                          Class B                                     Class Y

                          1999     1998    1997    1996    1995(b)     1999    1998    1997    1996    1995(b)

Net asset value,
   beginning of period    $4.68    $4.64   $4.56   $4.66   $4.46       $4.68   $4.64   $4.56   $4.66   $4.46

Income from investment operations:

Net investment income
  (loss)                    .23      .22    .23      .24     .19         .26     .26     .27     .28     .22

Net gains (losses
  (both realized
  and unrealized)          (.34)     .04    .08     (.10)    .20        (.33)    .04     .08    (.10)    .20

Total from investment
  operations               (.11)     .26    .31      .14     .39        (.07)    .30     .35     .18     .42

Less distributions:

Dividends from net
  investment income        (.23)    (.22)  (.23)    (.24)  (.19)        (.26)   (.26)   (.27)   (.28)   (.22)

Net asset value,
end of period             $4.34    $4.68   $4.64   $4.56   $4.66       $4.35   $4.68   $4.64   $4.56   $4.66

Ratios/supplemental data

Net assets, end of
  period (in millions)    $311     $270    $190    $138      $71          $6      $7      $9     $21     $25

Ratio of expenses to
average daily
net assets(c)             1.50%    1.45%   1.46%   1.46%   1.48%(d)     .64%     .62%   .61%    .53%     .54%(d)

Ratio of net investment
income (loss) to average
daily net assets          4.99%    4.81%   5.06%   5.29%   5.36(d)     5.77%    5.63%  5.88%   6.15%    6.32%(d)

Portfolio turnover rate
excluding short-term
securities)                 16%      14%      4%      9%     14%         16%      14%     4%      9%      14%

Total return(e)          (2.58%)   5.85%   7.08%   3.22%   9.02%      (1.56%)   6.73%  7.96%   4.22%    9.15%

a For a share outstanding throughout the period. Rounded to the nearest cent.

b Inception date was March 20, 1995.

c Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

d Adjusted to an annual basis.

e Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

APPENDIX

2000 federal tax-exempt and taxable equivalent yield calculation

These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1:  Calculating  your  marginal  tax rate.

Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross
Income column the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $105,950-$161,450 range. Under Adjusted Gross Income, $175,000 is in the $128,950 to $193,400 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.


   Adjusted gross income*

Taxable income**                 $0           $128,950          $193,400

                                 to              to                to           Over

                             $128,950(1)      $193,400(2)      $315,900(3)   $315,900(2)

Married Filing Jointly

$0 - $ 43,850                     15.00%

43,850 -105,950                   28.00          28.84%

105,950 -161,450                  31.00          31.93             33.32%

161,450 -288,350                  36.00          37.08             38.69          37.08%

288,350 +                         39.60                            42.56***       40.79

                                               Adjusted gross income*

Taxable income**                 $0           $128.950

                                 to              to               Over

                             $128,950(1)      $251,450(3)      $251,450(2)

Single

$ 0 - $ 26,250                    15.00%

26,250 -63,550                    28.00

63,550 -132,600                   31.00          32.62%

132,600 -288,350                  36.00          37.89             37.08%

288,350 +                         39.60                          40.79

  * Gross income with certain adjustments before taking itemized deductions and personal exemptions.

 ** Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.

*** This rate is applicable only in the limited case where your adjusted gross income is less than $315,900 and your taxable income exceeds $288,350.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.

(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.

(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out. If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your federal taxable yield equivalents. Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

             For these Tax-Exempt Rates:

              3.50%     4.00%     4.50%     5.00%     5.50%     6.00%     6.50%    7.00%

Marginal Tax Rates Equal the Taxable Rates shown below:

15.00%        4.12      4.71      5.29      5.88      6.47      7.06      7.65     8.24

28.00%        4.86      5.56      6.25      6.94      7.64      8.33      9.03     9.72

28.84%        4.92      5.62      6.32      7.03      7.73      8.43      9.13     9.84

31.00%        5.07      5.80      6.52      7.25      7.97      8.70      9.42    10.14

31.93%        5.14      5.88      6.61      7.35      8.08      8.81      9.55    10.28

32.62%        5.19      5.94      6.68      7.42      8.16      8.90      9.65    10.39

33.32%        5.25      6.00      6.75      7.50      8.25      9.00      9.75    10.50

36.00%        5.47      6.25      7.03      7.81      8.59      9.38     10.16    10.94

37.08%        5.56      6.36      7.15      7.95      8.74      9.54     10.33    11.13

37.89%        5.64      6.44      7.25      8.05      8.86      9.66     10.47    11.27

38.69%        5.71      6.52      7.34      8.16      8.97      9.79     10.60    11.42

39.60%        5.79      6.62      7.45      8.28      9.11      9.93     10.76    11.59

40.79%        5.91      6.76      7.60      8.44      9.29     10.13     10.98    11.82

42.56%        6.09      6.96      7.83      8.70      9.58     10.45     11.32    12.19

American
  Express(R)
 Funds

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Fund can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.

American Express Client Service Corporation
P.O. Box 534, Minneapolis, MN 55440-0534
800-862-7919 TTY:800-846-4852
Web site address:http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-800-SEC-0330). Reports and other information about the Fund are available on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained by writing and paying a duplicating fee to the Public Reference Section of the Commission, Washington, D.C.
20549-6009.

Investment Company Act File #811-2901

TICKER SYMBOL

Class A: INHYX    Class B: IHYBX    Class Y: IHTYXS-6430-99 R (1/00)

AMERICAN EXPRESS(R) (logo)

INDEPENDENT AUDITORS' REPORT

THE BOARD AND SHAREHOLDERS AXP HIGH YIELD TAX-EXEMPT FUND, INC.
We have audited the accompanying statement of assets and liabilities of AXP High Yield Tax-Exempt Fund, Inc. as of November 30, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1999, and the financial highlights for each of the years in the five-year period ended November 30, 1999. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP High Yield Tax-Exempt Fund, Inc. as of November 30, 1999, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.


/s/ KPMG LP
    KPMG LLP
Minneapolis, Minnesota
January 7, 2000


Financial  Statements

Statement  of assets and  liabilities
AXP High Yield Tax-Exempt Fund, Inc.

Nov. 30, 1999

Assets
Investments in Tax-Free High Yield Portfolio (Note 1)                                    $5,433,095,941

Liabilities
Dividends payable to shareholders                                                             6,008,743
Accrued distribution fee                                                                         43,710
Accrued service fee                                                                                  16
Accrued transfer agency fee                                                                       7,599
Accrued administrative services fee                                                               4,558
Other accrued expenses                                                                           90,951
                                                                                                 ------
Total liabilities                                                                             6,155,577
                                                                                              ---------
Net assets applicable to outstanding capital stock                                       $5,426,940,364
                                                                                         ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                                  $   12,499,324
Additional paid-in capital                                                                5,344,927,934
Undistributed net investment income                                                             233,909
Accumulated net realized gain (loss) (Note 4)                                              (149,200,550)
Unrealized appreciation (depreciation) on investments                                       218,479,747
                                                                                            -----------
Total -- representing net assets applicable to outstanding capital stock                 $5,426,940,364
                                                                                         ==============
Net assets applicable to outstanding shares:               Class A                       $5,110,460,186
                                                           Class B                       $  310,690,143
                                                           Class Y                       $    5,790,035
Net asset value per share of outstanding capital stock:    Class A shares 1,177,039,848  $         4.34
                                                           Class B shares 71,562,975     $         4.34
                                                           Class Y shares 1,329,624      $         4.35

See accompanying notes to financial statements.



Statement of operations
AXP High Yield Tax-Exempt Fund, Inc.

Year ended Nov. 30, 1999

Investment income
Income:
Interest                                                                  $ 376,860,450
                                                                          -------------
Expenses (Note 2):
Expenses allocated from Tax-Free High Yield Portfolio                        26,111,169
Distribution fee
   Class A                                                                    5,577,985
   Class B                                                                    2,610,960
Transfer agency fee                                                           2,484,010
Incremental transfer agency fee
   Class A                                                                      269,172
   Class B                                                                       32,641
Service fee
   Class A                                                                    5,659,881
   Class B                                                                      300,864
   Class Y                                                                        2,498
Administrative services fees and expenses                                     1,787,976
Compensation of board members                                                    15,508
Printing and postage                                                            437,874
Registration fees                                                               120,501
Audit fees                                                                       12,000
Other                                                                            16,470
                                                                                 ------
Total expenses                                                               45,439,509
   Earnings credits on cash balances (Note 2)                                  (104,220)
                                                                               --------
Total net expenses                                                           45,335,289
                                                                             ----------
Investment income (loss) -- net                                             331,525,161
                                                                            -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions                                                    (29,738,220)
   Financial futures contracts                                               (4,549,195)
                                                                             ----------
Net realized gain (loss) on investments                                     (34,287,415)
Net change in unrealized appreciation (depreciation) on investments        (400,328,060)
                                                                           ------------
Net gain (loss) on investments                                             (434,615,475)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations           $(103,090,314)
                                                                          =============

See accompanying notes to financial statements.



Statements of changes in net assets
AXP High Yield Tax-Exempt Fund, Inc.

Year ended Nov. 30,                                               1999           1998

Operations and distributions
Investment income (loss) -- net                           $  331,525,161  $  332,169,566
Net realized gain (loss) on investments                      (34,287,415)     (5,082,151)
Net change in unrealized appreciation (depreciation)
on investments                                              (400,328,060)     61,776,386
                                                            ------------      ----------
Net increase (decrease) in net assets resulting from
operations                                                  (103,090,314)    388,863,801
                                                            ------------     -----------
Distributions to shareholders from:
   Net investment income
      Class A                                               (316,514,834)  (320,696,664)
      Class B                                                (15,198,150)   (11,052,190)
      Class Y                                                   (146,846)      (291,004)
                                                                --------       --------
Total distributions                                         (331,859,830)  (332,039,858)
                                                            ------------   ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                 2,427,018,443  2,190,389,184
   Class B shares                                            117,997,999    103,906,651
   Class Y shares                                             32,471,874     15,951,744
Reinvestment of distributions at net asset value
   Class A shares                                            216,707,335    217,522,599
   Class B shares                                             12,147,187      8,764,909
   Class Y shares                                                  8,234            705
Payments for redemptions
   Class A shares                                         (2,844,128,938)(2,525,842,128)
   Class B shares (Note 2)                                   (65,500,854)   (35,324,448)
   Class Y shares                                            (34,066,205)   (17,386,399)
                                                             -----------    -----------
Increase (decrease) in net assets from capital
share transactions                                          (137,344,925)   (42,017,183)
                                                            ------------    -----------
Total increase (decrease) in net assets                     (572,295,069)    14,806,760
Net assets at beginning of year                            5,999,235,433  5,984,428,673
                                                           -------------  -------------
Net assets at end of year                                $ 5,426,940,364 $5,999,235,433
                                                         =============== ==============
Undistributed net investment income                      $       233,909 $      568,578
                                                         --------------- --------------

See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS

AXP High Yield Tax-Exempt Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

The Fund offers Class A, Class B and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Tax-Free High Yield Portfolio
The Fund invests all of its assets in Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 1999 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows: The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class Y $17.50

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annul rate per shareholder account of $15.50 for Class A and $16.50 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $15.50 for Class Y.

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution (the Plan), the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares. The Plan went into effect July 1, 1999. Under terms of a prior Plan and Agreement of Distribution (the Prior Plan) that ended June 30, 1999, the Fund paid a distribution fee for Class B shares at an annual rate up to 0.75% of average daily net assets.
The Prior Plan was not effective with respect to Class A shares.

Under a Shareholder Service Agreement, the Fund's Class Y shares pay a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Under terms of a prior agreement that ended June 30, 1999, the Fund paid a shareholder service fee for Class A and Class B shares at a rate of 0.175% of average daily net assets. Effective July 1, 1999, the agreement for Class A and Class B shares was converted to the Plan and Agreement of Distribution discussed above.

Sales charges received by the Distributor for distributing Fund shares were $10,404,130 for Class A and $539,993 for Class B for the year ended Nov. 30, 1999.

During the year ended Nov. 30, 1999, the Fund's transfer agency fees were reduced by $104,220 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                  Year ended Nov. 30, 1999
                                        Class A             Class B           Class Y
Sold                                  534,033,995         25,822,169        7,179,293
Issued for reinvested distributions    47,780,178          2,682,823            1,838
Redeemed                             (626,523,698)       (14,523,453)      (7,443,522)
                                     ------------        -----------       ----------
Net increase (decrease)               (44,709,525)        13,981,539         (262,391)


                                                 Year ended Nov. 30, 1998
                                        Class A             Class B           Class Y
Sold                                  468,619,472         22,219,938        3,428,457
Issued for reinvested distributions    46,549,715          1,875,641              151
Redeemed                             (539,880,213)        (7,554,155)      (3,697,495)
                                     ------------         ----------       ----------
Net increase (decrease)               (24,711,026)        16,541,424         (268,887)



4.  CAPITAL LOSS CARRYOVER
For federal income tax purposes, the Fund has a capital loss carryover of $110,883,075 as of Nov. 30, 1999, that will expire in 2002 through 2007 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Nov. 30, 1999.

6. FINANCIAL HIGHLIGHTS
"Financial highlights" showing per share data and selected financial information is presented on pages 27 and 28 of the prospectus.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND UNITHOLDERS TAX-FREE INCOME TRUST
We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax-Free Income Trust) as of November 30, 1999, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended November 30, 1999. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio as of November 30, 1999, and the results of its operations and the changes in its net assets for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



/s/ KPMG LLP
    KPMG LLP
Minneapolis, Minnesota
January 7, 2000


Financial  Statements

Statement of assets and liabilities
Tax-Free High Yield Portfolio

Nov. 30, 1999

Assets
Investments in securities, at value (Note 1)
   (identified cost $5,078,490,354)                                      $5,298,793,350
Accrued interest receivable                                                 107,840,921
Receivable for investment securities sold                                   108,162,361
                                                                            -----------
Total assets                                                              5,514,796,632
                                                                          -------------

Liabilities
Disbursements in excess of cash on demand deposit                            20,022,442
Payable for investment securities purchased                                  60,767,096
Accrued investment management services fee                                       66,191
Other accrued expenses                                                           40,986
                                                                                 ------
Total liabilities                                                            80,896,715
                                                                             ----------
Net assets                                                               $5,433,899,917
                                                                         ==============

See accompanying notes to financial statements.



Statement of operations
Tax-Free High Yield Portfolio

Year ended Nov. 30, 1999

Investment income
Income:
Interest                                                                  $ 376,929,579
                                                                          -------------
Expenses (Note 2):
Investment management services fee                                           25,735,619
Compensation of board members                                                    23,565
Custodian fees                                                                  249,607
Audit fees                                                                       36,000
Other                                                                            98,696
                                                                                 ------
Total expenses                                                               26,143,487
   Earnings credits on cash balances (Note 2)                                   (28,204)
                                                                                -------
Total net expenses                                                           26,115,283
                                                                             ----------
Investment income (loss) -- net                                             350,814,296
                                                                            -----------

Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                           (29,764,364)
   Financial futures contracts                                               (4,549,924)
                                                                             ----------
Net realized gain (loss) on investments                                     (34,314,288)
Net change in unrealized appreciation (depreciation) on investments        (400,370,743)
                                                                           ------------
Net gain (loss) on investments                                             (434,685,031)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations          $  (83,870,735)
                                                                         ==============

See accompanying notes to financial statements.



Statements of changes in net assets
Tax-Free High Yield Portfolio

Year ended Nov. 30,                                              1999          1998

Operations
Investment income (loss) -- net                           $  350,814,296     $   348,535,304
Net realized gain (loss) on investments                      (34,314,288)         (5,085,468)
Net change in unrealized appreciation (depreciation)
  on investments                                            (400,370,743)         61,787,273
                                                            ------------          ----------
Net increase (decrease) in net assets resulting
  from operations                                            (83,870,735)        405,237,109
Net contributions (withdrawals) from partners               (487,924,306)       (387,941,646)
                                                            ------------        ------------
Total increase (decrease) in net assets                     (571,795,041)         17,295,463
Net assets at beginning of year                            6,005,694,958       5,988,399,495
                                                           -------------       -------------
Net assets at end of year                                 $5,433,899,917      $6,005,694,958
                                                          ==============      ==============

See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS

Tax-Free High Yield Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax-Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality tax-exempt bonds and other debt obligations. The declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities  purchased  on a  when-issued  basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Nov. 30, 1999, the Portfolio had entered into outstanding when-issued or forward-commitments of $7,669,520.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Nov. 30, 1999, the Portfolio's custodian fees were reduced by $28,204 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $930,880,531 and $1,021,532,823, respectively, for the year ended Nov. 30, 1999. For the same period, the portfolio turnover rate was 16%. Realized gains and losses are determined on an identified cost basis.

4. INTEREST RATE FUTURES CONTRACTS
As of Nov. 30, 1999, investments in securities included securities valued at $1,852,510 that were pledged as collateral to cover initial margin deposits on 970 open purchase contracts. The market value of the open purchase contracts as of Nov. 30, 1999 was $101,226,313 with a net unrealized loss of $1,817,255. See "Summary of significant accounting policies."


Investments in Securities
Tax-Free High Yield Portfolio Nov. 30, 1999

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.5%)
Name of issuer and                          Coupon          Principal           Value(a)
title of issue(b,e)                          rate            amount

Alabama (0.3%)
Baldwin County Eastern Shore Health Care Authority
   Hospital Revenue Bonds Thomas Hospital Series 1991
      04-01-16                                 8.50%      $4,765,000         $5,099,789
Camden Industrial Development Board Solid Waste Disposal Revenue Bonds MacMillan
   Bloedel Series 1991A A.M.T.
      04-01-19                                 7.75        8,500,000          8,850,965
Total                                                                        13,950,754

Alaska (0.2%)
Industrial Development & Exploration Authority
   Electric Power Revenue Bonds
   Upper Lynn Canal Regional Power
   Series 1997 A.M.T.
      01-01-18                                 5.80          830,000            726,723
      01-01-32                                 5.88        1,800,000          1,527,372
North Slope Borough General Obligation Bonds
   Zero Coupon Series 1994B (CGIC Insured)
      06-30-04                                 7.05        7,000,000(d)       5,594,540
      06-30-05                                 7.15        7,000,000(d)       5,298,650
Total                                                                        13,147,285

Arizona (1.3%)
Chandler Industrial Development Authority
   Beverly Enterprises Series 1994
      09-01-08                                 7.63        2,540,000          2,589,174
Flagstaff Industrial Development Authority
   Lifecare Revenue Bonds Northern Arizona
   Senior Living Community Series 1998
      09-01-28                                 6.20        5,020,000          4,388,785
      09-01-38                                 6.30        6,165,000          5,340,616
Maricopa County Hospital System Revenue Bonds
   Samaritan Health Services Series 1981
      01-01-08                                12.00          255,000            372,231
Maricopa County Industrial Development Authority
   Multi-family Housing Revenue Bonds Series B
      07-01-26                                 7.38        2,270,000          2,540,811
Maricopa County Industrial Development Authority
   Senior Living Facilities Revenue Bonds Series 1997A
      04-01-27                                 7.88       15,000,000         15,320,100
Maricopa County Pollution Control Refunding
   Revenue Bonds Palo Verde Public Service
      08-15-23                                 6.38        3,500,000          3,373,405
Navajo Industrial Development Authority Revenue Bonds
   Stone Container Corporation Series 1997 A.M.T.
      06-01-27                                 7.20        3,000,000          3,136,770
Peoria Industrial Development Authority
   Refunding Revenue Bonds
   Sierra Winds Lifecare Community Series 1999A
      08-15-29                                 6.38        5,700,000          5,108,112
Phoenix Industrial Development Authority
   Refunding Revenue Bonds Christian Care Apartments
      01-01-26                                 6.50        9,525,000          9,316,117
Pima County Industrial  Development Authority Multi-family Housing Revenue Bonds
   Las Villas De Kino Apartments Series 1997 A.M.T.
      08-01-29                                 6.90        7,000,000          6,826,750
Pima County Industrial  Development Authority Multi-family Housing Revenue Bonds
   Las Villas Kino Apartments Series 1998 A.M.T.
      08-01-30                                 6.25        3,920,000          3,582,488
Pima County Industrial Development Authority
   Revenue Bonds LaPosada Park Centre Series 1996A
      05-15-27                                 7.00        5,750,000          5,643,223
Scottsdale Industrial Development Authority
   Beverly Enterprises Series 1994
      09-01-08                                 7.63        2,805,000          2,861,072
Total                                                                        70,399,654

Arkansas (0.2%)
Pope County Solid Waste  Disposal  Revenue Bonds  Arkansas  Power & Light Series
   1991 A.M.T.
      01-01-21                                 8.00        3,250,000          3,377,628
Washington County District 5
   General Obligation Refunding Improvement Bonds
      02-01-09                                 7.00        7,135,000          6,764,907
Total                                                                        10,142,535

California (9.0%)
ABAG Financial Authority for Nonprofit Corporations
   Certificate of Participation International School
   Series 1996
      05-01-26                                 7.38        8,000,000          8,249,280
Anaheim Public Financing Authority Lease
   Capital Appreciation Revenue Bonds
   Zero Coupon (FSA Insured)
      09-01-23                                 5.94       25,865,000(d)       6,149,662
      09-01-26                                 5.65       20,000,000(d)       3,945,800
      09-01-29                                 5.95       12,800,000(d)       2,105,088
      09-01-31                                 5.77       24,500,000(d)       3,554,460
      09-01-36                                 5.73       10,000,000(d)       1,057,600
Community Development Authority Health Facilities
   Unihealth America Certificate of Participation
   Series 1993 Inverse Floater (AMBAC Insured)
      10-01-11                                 7.77       22,400,000(c)      24,164,000
Contra Costa County Residential Rent Facility
   Multi-family Housing Revenue Bonds Cypress Meadows
   Series 1998E A.M.T.
      09-01-28                                 7.00        5,000,000          4,429,550
East Bay Municipal Utility District
   Water Systems Revenue Bonds Inverse Floater
   (MBIA Insured)
      06-01-08                                 6.42       15,500,000(c)      15,639,500
Foothill/Eastern Transportation Corridor Agency
   Toll Road Revenue Bonds Series 1995A (MBIA Insured)
      01-01-35                                 5.00       41,070,000         34,909,499
Fresno Health Facility Refunding Revenue Bonds
   Holy Cross Health System (MBIA Insured)
      12-01-13                                 5.63        3,000,000          3,031,140
Irwindale Redevelopment Agency Subordinate Lien
   Tax Allocation Bonds
      12-01-26                                 7.05        5,750,000          6,037,443
Lake Elsinore Public Finance Authority
   Local Agency Revenue Bonds Series 1997F
      09-01-20                                 7.10       11,930,000         12,189,000
Los Angeles County Pre-refunded Certificates of
   Participation
      05-01-15                                 6.71       20,000,000         21,049,400
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding Revenue Bonds
   Delta Airlines
      11-01-25                                 6.35       13,000,000         12,893,010
Los Angeles International Airport Regional Airports
   Improvement Corporation Refunding Revenue Bonds
   United Airlines Series 1984
      11-15-21                                 8.80       11,650,000         12,281,081
Los Angeles Water & Power Electric Plant
   Refunding Revenue Bonds Series 1992
      02-01-20                                 6.38       10,000,000         10,374,500
Millbrae Residential Facility Revenue Bonds
   Magnolia of Millbrae Series 1997A A.M.T.
      09-01-27                                 7.38        2,500,000          2,516,175
Northern California Power Agency Geothermal 3
   Revenue Bonds
      07-01-09                                 5.00       49,635,000         49,537,172
Novato Community Facility District 1 Vintage Oaks
   Public Improvement Special Tax Refunding Bonds
      08-01-21                                 7.25        5,000,000          5,201,100
Oceanside Certificate of Participation Refunding Bonds
   Oceanside Civic Center (MBIA Insured)
      08-01-19                                 5.25        7,000,000          6,543,390
Orange County Special Tax Community Facilities Bonds
   Aliso Veijo District 88-1 Series 1992A
      08-15-18                                 7.35        6,000,000          6,579,300
Pleasanton Joint Powers Financing Authority Reassessment
   Revenue Bonds Series 1993A
      09-02-12                                 6.15        4,350,000          4,431,650
Sacramento Cogeneration Authority
   Pre-refunded Revenue Bonds Procter & Gamble  Series 1995
      07-01-14                                 6.50        3,800,000          4,208,880
Sacramento Cogeneration Authority
   Revenue Bonds Procter & Gamble Series 1995
      07-01-21                                 6.50        8,000,000          8,860,800
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (FSA Insured)
      11-15-05                                 7.12       15,800,000(c)      16,767,750
      11-15-06                                 7.32       16,400,000(c)      17,425,000
Sacramento Municipal Utility District Electric
   Refunding Revenue Bonds Series 1993D
   Inverse Floater (MBIA Insured)
      11-15-15                                 7.77       15,000,000(c)      14,812,500
Sacramento Power Authority Cogeneration
   Revenue Bonds Campbell Soup Series 1995
      07-01-22                                 6.00       25,000,000         24,043,000
San Joaquin Hills Orange County Transportation
   Corridor Agency Senior Lien Toll Road Revenue Bonds
      01-01-32                                 6.75       14,785,000         16,062,128
San Joaquin Hills Transportation Corridor Agency
   Capital Appreciation Toll Road Refunding Revenue
   Bonds Zero Coupon Series 1997A (MBIA Insured)
      01-15-24                                 5.62        9,000,000(d)       2,082,420
      01-15-25                                 5.03       43,510,000(d)       9,451,677
      01-15-26                                 5.51       30,000,000(d)       6,132,900
      01-15-27                                 5.51        6,670,000(d)       1,283,108
      01-15-32                                 5.41       21,500,000(d)       3,032,360
San Joaquin Hills Transportation Corridor Agency
   Senior Lien Toll Road Revenue Bonds
   Zero Coupon Escrowed to Maturity
      01-01-17                                 5.35       34,860,000(d)      12,994,065
San Jose Redevelopment Agency Merged Area
   Tax Allocation Bonds Series 1993 Inverse Floater
   (MBIA Insured)
      08-01-14                                 7.41       33,600,000(c)      32,634,000
Santa Nella County Water District Improvement
   Limited Obligation Refunding Improvement Bonds
   Series 1998
      09-02-28                                 6.25        2,760,000          2,559,238
Sierra Unified School District Fresno County
   Certificate of Participation Capital Funding
   Refunding Bonds Series 1993
      03-01-18                                 6.13        6,470,000          6,333,742
South Tahoe Joint Powers Financing Authority
   Refunding Revenue Bonds South Tahoe Area 1
   Series 1995B
      10-01-28                                 6.00        9,900,000          9,455,886
Southern California Public Power Authority
   Power Revenue Bonds Palo Verde
   Series 1993 Inverse Floater (FGIC Insured)
      07-01-17                                 6.92       20,000,000(c)      20,225,000
Ukiah Unified School District
   Mendocino County Certificates of Participation
   Series 1993
      09-01-10                                 6.00        5,000,000          5,202,300
University of California Refunding Revenue Bonds
   Multiple Purpose Project (AMBAC Insured)
      09-01-16                                 5.25        6,000,000          5,766,840
West Sacramento Financing Authority
   Special Tax Revenue Bonds Series 1999F
      09-01-29                                 6.10        9,500,000          8,621,060
Total                                                                       484,823,454

Colorado (7.5%)
Arapahoe County Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      04-01-09                                 8.00        4,000,000          4,288,720
Arapahoe County Public Highway Authority Capital
   Improvement Trust Fund E-470 Highway
   Pre-refunded Revenue Bonds
      08-31-26                                 7.00       22,000,000         24,990,899
Aurora Centretech Metropolitan District
   Arapahoe County Series 1987B
      12-01-23                                10.53        5,699,785          6,083,210
Bowles Metropolitan District General Obligation Bonds
   Series 1995
      12-01-15                                 7.75       15,500,000         17,598,080
Briargate Public Building Authority
   Landowner Assessment Lien Bonds Series 1985A
      12-15-00                                10.25        3,880,190(f)       3,565,507
Castle Rock Ranch Public Facility Improvement
   Revenue Bonds Series 1996
      12-01-17                                 6.25       10,000,000         10,038,600
Colorado Springs Hospital Revenue Bonds
   Memorial Hospital Series 1990
      12-15-10                                 7.88        5,000,000          5,189,750
Colorado Springs Utilities System
   Pre-refunded Revenue Bonds Series 1991C
      11-15-15                                 6.50        1,505,000          1,595,676
Colorado Springs Utilities System
   Refunding Revenue Bonds Series 1991C
      11-15-15                                 6.50       24,895,000         26,259,743
      11-15-21                                 6.75       30,000,000         31,851,677
Dawson Ridge Metropolitan District
   Refunding Revenue Bonds
   Zero Coupon Series B Escrowed to Maturity
      10-01-22                                 5.21       40,000,000(d)       8,881,200
Denver City & County Airport Systems Revenue Bonds
   Series 1991A A.M.T.
      11-15-23                                 8.75       10,000,000         10,871,741
Denver City & County Airport Systems Revenue Bonds
   Series 1991D A.M.T.
      11-15-21                                 7.75        8,650,000          9,236,541
Denver City & County Airport Systems Revenue Bonds
   Series 1992A
      11-15-25                                 7.25       20,975,000         22,953,781
Denver City & County Airport Systems Revenue Bonds
   Series 1992B A.M.T.
      11-15-23                                 7.25       20,500,000         21,954,421
Denver City & County Airport Systems Revenue Bonds
   Series 1994A
      11-15-12                                 7.50        5,000,000          5,510,400
Denver City & County Airport Systems Revenue Bonds
   Series 1994A A.M.T.
      11-15-23                                 7.50       19,340,000         21,315,016
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1991
      12-01-06                                 8.00        1,385,000          1,594,412
Denver City & County GVR Metropolitan District
   General Obligation Refunding Bonds Series 1995B
      12-01-06                                11.00          730,000            695,924
Denver Special Facility Airport Revenue Bonds
   United Air Lines Series A A.M.T.
      10-01-32                                 6.88       25,400,000         25,281,889
Denver Urban  Renewal  Authority Tax Increment  Revenue  Bonds  Downtown  Denver
   Redevelopment Adams Mark Hotel Series 1989 A.M.T.
      09-01-15                                 8.00       15,800,000         17,535,156
      09-01-16                                 8.00        1,785,000          1,981,029
      09-01-17                                 8.00        1,930,000          2,141,953
Denver Urban Renewal Authority Tax Increment
   Revenue Bonds South Broadway Montgomery Ward
   Urban Renewal Series 1992
      05-01-16                                 8.50       13,415,000         14,478,810
Denver West Metropolitan District
   General Obligation Bonds Series 1996
      06-01-16                                 6.50        2,560,000          2,632,218
Denver West Metropolitan District
   General Obligation Refunding Improvement Bonds
   Series 1995
      12-01-14                                 7.00        4,230,000          4,512,014
Eagle Bend Metropolitan District 2
   Limited General Obligation Bonds
      12-01-18                                 6.88        7,500,000          7,480,275
Edgewater Redevelopment Authority
   Tax Increment Refunding Revenue Bonds
   Edgewater Redevelopment Series 1999
      12-01-08                                 5.50        3,615,000          3,392,605
Educational & Cultural Facilities Authority Revenue Bonds
   Bolder County Day School Series 1999
      09-01-24                                 6.75        4,720,000          4,589,539
Hotchkiss Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      09-01-09                                 8.00        1,500,000          1,610,145
Housing Finance Authority Single Family Program
   Senior Bonds Series 1991B (FGIC Insured)
      08-01-11                                 7.25        1,295,000(g)       1,334,174
      02-01-18                                 7.30        1,180,000          1,213,960
Lowry Economic Redevelopment Authority
   Revenue Bonds Series 1996
      12-01-10                                 7.50       19,000,000         20,978,659
Lowry Economic Redevelopment Authority
   Series A
      12-01-10                                 7.00        3,600,000          3,872,628
Saddle Rock Metropolitan District Limited Tax
   General Obligation Bonds Series 1997
      12-01-16                                 7.63        5,300,000          5,383,793
State Health Facilities Authority Retirement Facilities
   Revenue Bonds Liberty Heights Zero Coupon
   Escrowed to Maturity
      07-15-22                                 7.50       81,465,000(d)      19,373,192
State Health Facility Authority Hospital Improvement
   Refunding Revenue Bonds
   Parkview Episcopal Medical Center Series 1995
      09-01-25                                 6.13        7,000,000          6,685,700
Superior Metropolitan District 2 Limited Tax
   General Obligation Refunding Bonds
   MDC Holdings Series 1994B
      12-01-13                                 8.25        2,580,000          2,989,317
      12-01-13                                 8.50       12,000,000         12,901,560
Thornton Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      09-01-09                                 8.00        4,500,000          4,824,810
Trailmark Metropolitan District
   General Obligation Bonds
   Series 1999B
      12-01-18                                 5.80        5,000,000          4,585,550
Westminster Industrial Development Revenue Bonds
   Dillion Real Estate-Kroger
      04-01-09                                 8.00        3,500,000          3,757,005
Total                                                                       408,011,279

Connecticut (0.2%)
State Development Authority Pollution Control
   Refunding Revenue Bonds Conneticut Light & Power
   Series 1993B A.M.T.
      09-01-28                                 5.95       10,000,000          8,954,600

District of Columbia (0.7%)
General Obligation Refunding Bonds Series 1994A
   (MBIA Insured)
      06-01-10                                 6.00       27,875,000         29,817,887
      06-01-11                                 6.10        7,580,000          8,138,722
Housing Finance Agency Multi-family Mortgage
   Revenue Bonds Temple Courts Section 8
   Series 1985 (FHA Insured)
      02-01-22                                12.00        1,300,000          1,446,133
Total                                                                        39,402,742

Florida (4.8%)
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 1996
      05-01-18                                 7.60        4,880,000          5,078,226
Arbor Greene Community Development District
   Special Assessment Revenue Bonds Series 1998
      05-01-19                                 6.30        1,390,000          1,315,593
Brooks of Bonita Springs Community
   Development District Special Assessment
   District Capital Improvement Revenue Bonds
   Series 1998A
      05-01-19                                 6.20       11,200,000         10,480,736
Brooks of Bonita Springs Community
   Development District Special Assessment
   District Capital Improvement Revenue Bonds
   Series 1998B
      05-01-06                                 5.65        1,070,000          1,030,945
Championsgate Community Development District
   Capital Improvement Revenue Bonds Series 1998A
      05-01-20                                 6.25        2,840,000          2,653,923
Championsgate Community Development District
   Capital Improvement Revenue Bonds Series 1998B
      05-01-05                                 5.70        1,515,000          1,470,338
Charlotte County Development Authority 1st Mortgage
   Refunding Revenue Bonds
   Royal Palm Retirement Centre Series 1991
      03-01-14                                 9.50        3,830,000          4,032,416
Crossings at Fleming Island Community Development
   District Special Assessment Bonds Series 1995
      05-01-16                                 8.25        9,810,000         10,430,090
Crossings at Fleming Island Community Development
   District Utility Revenue Bonds Series 1994
      10-01-19                                 7.38       12,945,000         13,379,564
Crossings at Fleming Island Community Development
   District Utility Revenue Bonds Series 1999
      10-01-25                                 6.75        6,000,000          5,884,320
Department of Transportation Turnpike Revenue Bonds
   Series 1991A (AMBAC Insured)
      07-01-20                                 6.25       20,000,000         20,612,599
Grand Haven Community Development District
   Special Assessment Bonds Flagler County
   Series 1997A
      05-01-02                                 6.30        4,400,000          4,407,524
Grand Haven Community Development District
   Special Assessment Revenue Bonds
   Series 1998A
      05-01-19                                 6.90        1,000,000            998,860
Heritage Harbor Community Development District
   Special Assessment Revenue Bonds
   Series 1997B
      05-01-03                                 6.00        1,135,000          1,124,842
      05-01-05                                 5.75        1,650,000          1,617,644
Heritage Palms Community Development District
   Capital Improvement Revenue Bonds
   Series 1998
      11-01-03                                 5.40        3,635,000          3,534,965
Hillsborough County Housing Finance Authority
   Multi-family Housing Revenue Bonds
   Park Springs Apartments A.M.T. V.R.
      07-01-39                                 6.00        9,300,000          8,591,619
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A
      08-01-14                                 7.00       24,000,000         25,106,230
Hillsborough County Utility Refunding Revenue Bonds
   Series 1991A (MBIA Insured)
      08-01-16                                 6.50       24,760,000         25,993,295
Lakewood Ranch Community Development District 1
   Manatec County Benefit Special Assessment Bonds
   Series 1998
      05-01-17                                 7.30        3,180,000          3,082,469
Lakewood Ranch Community Development District 1
   Special Assessment Bonds Series 1994
      05-01-14                                 8.25        2,175,000          2,292,820
Miami Health Facility Authorization Revenue Bonds
   Inverse Floater (AMBAC Insured)
      08-15-15                                 7.04        3,500,000(c)       3,097,500
North Springs Improvement Special Assessment
   District Revenue Bonds Heron Bay Series 1997
      05-01-19                                 7.00        3,000,000          3,045,420
North Springs Improvement Special Assessment
   District Revenue Bonds Parkland Isles Series 1997B
      05-01-05                                 6.25        2,500,000          2,473,900
Orange County Housing Finance Authority
   Multi-family Housing Revenue Bonds
   Dunwoodie Apartments Series 1999E A.M.T.
      07-01-35                                 6.50        6,020,000          5,545,985
Palm Beach County Health Facilities Authority Hospital
   Revenue Bonds Good Samaritan Health Series 1993
      10-01-22                                 6.30        3,750,000          4,020,825
Palm Beach County Housing Finance Authority
   Multi-family Revenue Bonds Lake Delray
   Series A A.M.T.
      01-01-31                                 6.40       14,000,000         13,023,500
Polk County Industrial Development Authority 1st Mortgage
   Refunding Revenue Bonds Spring Haven II
      12-01-14                                 8.75        5,760,000          6,114,874
Port Everglades Port Authority Revenue Bonds Junior Lien
      09-01-16                                 5.00       18,635,000         17,161,903
River Ridge Community Development District
   Special Assessment Revenue Bonds Series 1998
      05-01-08                                 5.75        3,100,000          2,974,109
Riverwood Community Development District
   Charlotte County Special Assessment Revenue Bonds
   Series 1992A-B
      05-01-12                                 8.50          460,000            477,324
      05-01-14                                 8.50        4,925,000          5,110,476
State Housing Finance
   Revenue Bonds Westbrook Apartments
   Series U-1 A.M.T.
      01-01-39                                 6.45        4,880,000          4,432,504
Stoneybrook Community Development District
   Capital Improvement Revenue Bonds
   Lee County Series 1998A
      05-01-19                                 6.10        1,660,000          1,537,326
Stoneybrook Community Development District
   Capital Improvement Revenue Bonds
   Lee County Series 1998B
      05-01-08                                 5.70        1,180,000          1,129,024
Sumter County Industrial  Development  Authority Industrial  Development Revenue
   Bonds Little Sumter Utility Company Series 1997 A.M.T.
      10-01-27                                 7.25        4,200,000          4,027,422
Sumter County Industrial  Development  Authority Industrial  Development Water &
   Sewer Revenue Bonds Little Sumter Utility Company Series 1998 A.M.T.
      10-01-27                                 6.75        2,915,000          2,695,005
Sumter County Village Community Development
   District 1 Capital Improvement Revenue Bonds
   Series 1992
      05-01-12                                 8.40          535,000            558,230
Sunrise Utility System Refunding & Improvement
   Revenue Bonds
      10-01-18                                10.75        5,000,000          5,271,250
Village Center Community Development District
   Sub Recreational Revenue Bonds
   Series 1998C
      01-01-19                                 7.38        2,640,000          2,524,236
Village Center Community District Recreational
   Revenue Bonds Series 1996B
      01-01-17                                 8.25        2,695,000          2,802,800
Village Community Development District 2
   Special Assessment District Revenue Bonds
   Series 1996
      05-01-17                                 7.63        4,830,000          4,963,646
Volusia County Industrial Development Authority
   1st Mortgage Refunding Revenue Bonds Series 1996
      11-01-26                                 7.63       10,925,000         12,690,917
Total                                                                       258,797,194

Georgia (2.6%)
Americus-Sumter County Hospital Authority
   Refunding Revenue Bonds South Georgia
   Methodist Home for the Aging Obligated Group
   Magnolia Manor Series 1999
      05-15-29                                 6.38        5,500,000          4,957,205
Atlanta Special Purpose Facility Revenue Bonds
   Delta Air Lines Series 1989B A.M.T.
      12-01-18                                 7.90       13,500,000         13,794,435
      12-01-19                                 6.25        8,685,000          8,458,061
Atlanta Water & Wastewater Refunding Revenue
   Bonds Series 1999A (FGIC Insured)
      11-01-38                                 5.00       29,275,000         24,466,288
Colquitt County Development Authority Revenue Bonds
   Zero Coupon Escrowed to Maturity
      12-01-21                                 6.87       46,350,000(d)      10,308,704
Effingham County Pollution Control Revenue Bonds
   Fort Howard Series 1988
      10-01-05                                 7.90       19,850,000         20,330,569
Fulco Hospital Authority Revenue Anticipation Certificate
   Georgia Baptist Health Care Systems Series 1992A
      09-01-22                                 6.38       20,300,000         21,594,531
George L. Smith II World Congress Center Authority  Miscellaneous  Revenue Bonds
   Dome Stadium Series 2000 (MBIA Insured) A.M.T.
      07-01-20                                 5.50        8,000,000(h)       7,368,560
Municipal Electric Authority Power Revenue Bonds
   Series L
      01-01-20                                 5.00        1,150,000            993,830
Rockdale County  Development  Authority Solid Waste Disposal  Revenue Bonds Visy
   Paper Series 1993 A.M.T.
      01-01-26                                 7.50       10,000,000         10,348,300
Savannah Economic Development Authority
   1st Mortgage Revenue Bonds Zero Coupon Series 1991A
      12-01-21                                 5.40       13,730,000(d)       3,053,689
Savannah Economic Development Authority
   Revenue Bonds Zero Coupon Escrowed to Maturity
      12-01-21                                 6.87       64,220,000(d)      14,283,170
Total                                                                       139,957,342

Hawaii (0.4%)
City & County of Honolulu Refunding & Improvement
   General Obligation Bonds Series 1993B Inverse Floater
      09-07-06                                 6.52       10,000,000(c)      10,300,000
      09-11-08                                 6.82       10,000,000(c)      10,300,000
Total                                                                        20,600,000

Illinois (8.4%)
Bradley Kankakee County Tax Increment
   Refunding Revenue Bonds Series 1993
      12-01-12                                 8.40        5,590,000          6,063,138
Broadview Cook County Senior Lien Tax Increment
   Revenue Bonds Series 1993
      07-01-13                                 8.25       10,995,000         12,576,851
Chicago Board of Education Unlimited General
   Obligation Bonds Capital Appreciation School Reform
   Zero Coupon Series B-1 (FGIC Insured)
      12-01-29                                 5.20       25,000,000          3,798,500
Chicago Board of Education Unlimited General
   Obligation Bonds School Reform Series 1997A
   (AMBAC Insured)
      12-01-22                                 5.25        5,000,000          4,529,650
Chicago Board of Education School Reform
   Unlimited Tax General Obligation Refunding Bonds
   Zero Coupon Series 1999A (FGIC Insured)
      12-01-28                                 5.30       31,500,000(d)       5,097,645
      12-01-29                                 5.30       30,500,000(d)       4,634,170
      12-01-30                                 5.30       36,135,000(d)       5,140,565
Chicago Capital Appreciation Unlimited
   General Obligation Bonds City Colleges
   Zero Coupon (FGIC Insured)
      01-01-36                                 6.26       32,670,000(d)       3,447,338
Chicago General Obligation Bonds
   Series 1991 (AMBAC Insured)
      01-01-16                                 6.00        6,170,000          6,478,377
Chicago General Obligation Bonds
   Series 1994A (AMBAC Insured)
      01-01-22                                 5.88       17,850,000         18,698,232
Chicago General Obligation Refunding Bonds
   Series 1995A (AMBAC Insured)
      01-01-18                                 5.50       20,000,000         19,419,400
Chicago O'Hare International Airport
   General Airport Refunding Revenue Bonds Series 1993A
      01-01-16                                 5.00       14,450,000         12,930,149
Chicago O'Hare International Airport
   General Airport Revenue Bonds Series 1990A A.M.T.
      01-01-16                                 7.50       21,000,000         21,479,009
      01-01-18                                 6.00       29,000,000         29,625,239
Chicago O'Hare International Airport
   Special Facility Revenue Bonds United Airlines
   Series 1999A
      09-01-16                                 5.35        5,000,000          4,355,550
Chicago O'Hare International Airport
   Special Revenue Bonds (FGIC Insured) A.M.T.
      11-01-25                                 7.88       17,750,000         18,453,788
Chicago O'Hare International Airport
   Special Revenue Bonds A.M.T.
      01-01-17                                 7.50       32,250,000         32,988,202
Chicago O'Hare International Airport
   Special Revenue Facility Bonds Delta Airlines
   Series 1992
      05-01-18                                 6.45       10,000,000          9,997,200
Chicago Ridge Special Service Area 1 Unlimited
   Ad Valorem Tax Bonds Series 1990
      12-01-08                                 9.00        2,700,000          2,881,143
Chicago Wastewater Transmission Revenue Bonds
   Series 1994 (MBIA Insured)
      01-01-24                                 6.38       22,500,000         24,509,474
Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds
      01-01-06                                 7.00          990,000          1,021,838
      01-01-12                                 7.38        1,700,000          1,762,458
Cook County Bedford Park Senior Lien Tax Increment
   Revenue Bonds Mark IV Series 1992
      03-01-12                                 9.75        1,675,000          1,873,136
Development Finance Authority Lifecare Revenue Bonds
   Presbyterian Homes Series 1996B
      09-01-31                                 6.40        6,700,000          6,829,444
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Central Illinois
   Public Service 2nd Series 1993B
      06-01-28                                 5.90        2,500,000          2,414,175
Development Finance Authority Pollution Control
   Refunding Revenue Bonds Commonwealth Edison
   Series 1994
      01-15-09                                 5.70        2,000,000          2,077,680
      01-15-14                                 5.85        4,500,000          4,626,180
DuPage County Tax Increment Revenue Bonds
   Series 1997
      01-01-17                                 7.88        4,690,000          5,020,926
Educational Facilities Authority Refunding Revenue Bonds
   Lewis University Series 1996
      10-01-26                                 6.13        8,780,000          8,307,197
Educational Facilities Authority Refunding Revenue Bonds
   Loyola University of Chicago Series 1993
   Inverse Floater (FGIC Insured)
      07-01-12                                 7.57       11,000,000(c)      11,745,580
Granite City Madison County Hospital
   Refunding Revenue Bonds St. Elizabeth Medical Center
   Series 1989A
      06-01-08                                 8.13        2,920,000          2,899,210
Health Facilities Authority Refunding Revenue Bonds
   Morris Hospital
      12-01-23                                 6.13        3,005,000          2,909,681
Health Facilities Authority Refunding Revenue Bonds
   University of Chicago Series 1993 Inverse Floater
   (MBIA Insured)
      08-15-14                                 8.02       10,000,000(c)       9,850,000
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1992
      05-15-12                                 7.25        2,000,000          2,164,400
      05-15-22                                 7.25        2,000,000          2,164,400
Health Facilities Authority Revenue Bonds
   Sarah Bush Lincoln Health Center Series 1996B
      02-15-22                                 5.75        2,915,000          2,653,233
Health Facility Authority Revenue Bonds
   South Suburban Hospital Series 1992
      02-15-09                                 7.00        4,000,000          4,357,743
      02-15-18                                 7.00        5,000,000          5,504,594
Hodgkins General Obligation Tax Increment Bonds
   Series 1991
      12-01-09                                 9.50       11,200,000         12,453,216
Hodgkins General Tax Increment Bonds
   Series 1995A
      12-01-13                                 7.63        9,000,000          9,557,280
Huntley Special Tax Bonds
   Series 1998
      02-01-25                                 6.75        2,450,000          2,352,539
Huntley Special Tax Bonds
   Series 1999
      03-01-28                                 6.30        2,305,000          2,107,185
Lakemoor Special Tax Revenue Bonds
   Series 1997
      03-01-27                                 7.80        9,000,000          9,240,750
Lansing Tax Increment Refunding Revenue Bonds
   Landings Redevelopment Area Limited Sales
   Tax Pledge Series 1992
      12-01-08                                 7.00       10,000,000         10,590,400
Marion General Obligation Hospital Alternate
   Revenue Source Bonds Series 1991
      12-01-16                                 7.50        3,800,000          4,093,892
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
   McCormick Place Zero Coupon (FGIC Insured)
      06-15-19                                 6.37        6,000,000(d)       1,822,980
Metropolitan Pier & Exposition Authority
   Dedicated State Tax Refunding Revenue Bonds
   McCormick Place Zero Coupon (MBIA Insured)
      06-15-17                                 6.61       11,210,000(d)       3,920,249
06-15-28                                       6.61       41,900,000(d)       7,143,950
Metropolitan Pier & Exposition Authority
   Sales Tax & Miscellaneous Tax Revenue
   Capital Appreciation Refunding Bonds
   Zero Coupon Series 1996A (MBIA Insured)
      12-15-22                                 6.05       16,225,000(d)       3,947,056
Regional Transportation Authority General
   Obligation Bonds Counties of Cook, DuPage, Kane, Lake,
   McHenry & Will Series 1992A (AMBAC Insured)
      06-01-22                                 6.13        7,200,000          7,489,584
Schaumburg Special Assessment District
   Revenue Bonds Woodfield Road
   Series 1998
      12-01-28                                 6.75        3,403,000          3,088,120
State Development Finance Authority Pollution Control
   Refunding Revenue Bonds Illinois Power
   Series 1991A
      07-01-21                                 7.38       19,250,000         20,849,868
State Development Finance Authority Regency Park
   Retirement Housing Revenue Bonds Zero Coupon
   Series 1991B Escrowed to Maturity
      07-15-25                                 5.49       10,000,000(d)       1,833,800
State Development Finance Authority Retirement Housing
   Revenue Bonds Zero Coupon Escrowed to Maturity
      04-15-20                                 7.75       68,000,000(d)      17,651,440
State Health Facilities Authority Refunding Revenue Bonds
   Edwards Hospital Series 1993A
      02-15-19                                 6.00        6,350,000          6,097,842
State Health Facilities Authority Refunding Revenue Bonds
   Masonic Medical Center Series 1993
      10-01-19                                 5.50        2,000,000          1,784,760
Tinley Park Cook & Will Counties Limited Sales Tax
   Revenue Bonds Series 1988
      11-01-99                                10.25          895,000(f)         321,520
Tinley Park Cook & Will Counties Unlimited Ad Valorem
   Tax Bonds of Special Service
      12-01-99                                10.65           80,000             79,921
      12-01-00                                10.65           90,000             83,601
      12-01-01                                10.65          100,000             91,890
      12-01-02                                10.65          110,000            101,079
      12-01-03                                10.65          120,000            110,268
      12-01-04                                10.65          135,000            124,052
      12-01-05                                10.65          150,000            137,835
      12-01-06                                10.65          165,000            151,619
      12-01-07                                10.65          185,000            169,997
Total                                                                       452,682,188

Indiana (2.3%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
      06-01-20                                10.38        4,025,000          4,177,990
Carmel Retirement Rental Housing Refunding
   Revenue Bonds Beverly Enterprises Series 1992
      12-01-08                                 8.75        6,275,000          6,743,554
Development Finance Authority Environmental
   Improvement Refunding Revenue Bonds USX Corporation
   Series 1996
      07-15-30                                 6.25        2,000,000          1,889,520
East Chicago Elementary School Building Lake County
   1st Mortgage Refunding Bonds Series 1996
      01-05-16                                 6.25        8,000,000          8,472,160
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
   Series 1990
      06-01-20                                10.38        6,590,000          6,837,125
Health Facility Authority Hospital Revenue Bonds
   Community Hospital of Anderson Series 1993
      01-01-23                                 6.00       10,000,000          9,417,100
Health Facility Authority Hospital Revenue Bonds
   Union Hospital Series 1993 (MBIA Insured)
      09-01-18                                 5.13       10,000,000          8,949,500
Health Facility Finance Authority Hospital Revenue Bonds
   Hancock Memorial Series 1996
      08-15-17                                 6.13        2,295,000          2,239,576
La Porte County Hospital Authority Hospital Refunding
   Revenue Bonds La Porte Hospital Series 1993
      03-01-12                                 6.25        5,070,000          5,083,993
      03-01-23                                 6.00        2,990,000          2,809,912
Lawrenceburg Pollution Control Refunding Revenue Bonds
   Methodist Hospital Series 1989
      09-01-08                                 6.50       15,555,000         15,897,988
Marion County Hospital Authority Refunding Revenue Bonds
   Methodist Hospital Series 1989 (MBIA Insured)
      09-01-13                                 6.50        4,115,000          4,164,709
Rockport Pollution Control Refunding Revenue Bonds
   Indiana Michigan Electric Series B
      03-01-16                                 7.60        5,500,000          5,726,105
St. Joseph County Hospital Facility Revenue Bonds
   Memorial Hospital of South Bend
      06-01-10                                 9.40        1,770,000          2,154,302
Vincennes Economic Development
   Improvement Refunding Revenue Bonds
   Southwest Regional Youth Facilities Series 1999
      01-01-24                                 6.25       24,535,000         22,659,546
Vincennes Economic Development
   Revenue Bonds Southwest Indiana
   Regional Youth Village Facility Series 1993
      01-01-24                                 8.50       16,575,000         18,276,092
Total                                                                       125,499,172

Iowa (0.6%)
Keokuk Hospital Facilities Refunding Revenue Bonds
   Keokuk Area Hospital Series 1991
      12-01-21                                 7.63        5,350,000          5,770,029
Muscatine Electric Refunding Revenue Bonds Series 1986
      01-01-05                                 6.00       10,845,000         10,859,315
      01-01-06                                 6.00       11,330,000         11,344,955
      01-01-07                                 5.00        2,250,000          2,231,393
      01-01-08                                 5.00        5,100,000          5,019,930
Total                                                                        35,225,622

Kansas (0.2%)
Manhattan Health Care Facility Revenue Bonds
   Meadowlark Hills Retirement Community
   Series 1999A
      05-15-28                                 6.50        1,500,000          1,378,305
State Development Financing Authority
   Multi-family Revenue Bonds
   Tiffany Gardens Apartments A.M.T.
      09-01-29                                 6.75        5,100,000          4,795,683
Wyandotte County Kansas City Multi-family
   Housing Revenue Bonds Park Victoria Apartments
   Series 1998 A.M.T.
      08-01-28                                 6.25        4,980,000          4,591,859
Total                                                                        10,765,847

Kentucky (1.0%)
Development Finance Authority Hospital Facility
   Revenue Bonds St. Luke Hospital Series 1989B
      10-01-19                                 6.00       22,695,000         23,184,985
Economic Development Finance Authority Hospital
   Refunding Revenue & Improvement Bonds
   Appalachian Regional Hospital Series 1997
      10-01-22                                 5.88        5,000,000          4,043,600
Jefferson County Student Housing Industrial Building
   Revenue Bonds Collegiate Housing Foundation
   Series 1999A
      09-01-29                                 7.13        4,000,000          3,943,480
Muhlenberg County Hospital Refunding Revenue Bonds
   Muhlenberg Community Hospital Series 1996
      07-01-10                                 6.75        8,535,000          8,382,224
Turnpike Authority Economic Road Development
   Refunding Revenue Bonds Series 1993 Inverse Floater
   (AMBAC Insured)
      06-06-12                                 7.84       15,000,000(c)      15,112,500
Total                                                                        54,666,789

Louisiana (2.7%)
Calcasieu Parish Industrial Development Pollution Control
   Refunding Revenue Bonds Gulf State Utilities
   Series 1992
      10-01-12                                 6.75       10,500,000         10,657,710
Energy & Power Authority Refunding Revenue Bonds
   Rodemacher Unit 2 Series 1991 (FGIC Insured)
      01-01-13                                 6.00       28,000,000         28,335,160
Hodge Village Combined Utility System Revenue Bonds
   Stone Container Series 1990 A.M.T.
      03-01-10                                 9.00       23,000,000         23,591,560
New Orleans Audubon Park Commission Aquarium
   Revenue Bonds Series 1992A
      04-01-12                                 8.00        7,100,000          7,764,205
Public Facilities Authority Revenue Bonds
   Glen Retirement Systems Series 1995
      12-01-15                                 6.50        1,000,000            995,570
      12-01-25                                 6.70        1,500,000          1,510,035
Southern Louisiana Port Commission Terminal
   Refunding Revenue Bonds GATX Terminal Series 1993
      03-01-23                                 7.00       13,180,000         13,668,714
St. Charles Parish Pollution Control Revenue Bonds
   Louisiana Power & Light 2nd Series 1984
      12-01-14                                 8.00       29,155,000         30,032,566
St. Charles Parish Pollution Control Revenue Bonds
   Louisiana Power & Light Series 1991 A.M.T.
      06-01-21                                 7.50       20,700,000         21,511,026
West Feliciana Parish Demand Pollution Control
   Revenue Bonds Gulf State Utilities Series 1985B
      05-01-15                                 9.00        6,000,000          6,260,520
Total                                                                       144,327,066

Maine (0.2%)
Finance Authority Multi-family Housing Revenue
   Obligation Securities Huntington Common
   Series 1997A
      09-01-27                                 7.50        5,000,000          4,756,600
Kennebunk Special Obligation Revenue Bonds
   Series 1999A
      07-01-24                                 7.00        4,750,000          4,402,300
Total                                                                         9,158,900

Maryland (0.8%)
Frederick County Economic Refunding Revenue Bonds
   Alumax Series 1992
      04-01-17                                 7.25        9,880,000         10,325,292
Frederick County Obligation Special Tax Revenue Bonds
   Urbana Community Development Authority Series 1998
      07-01-25                                 6.63        6,000,000          5,719,680
Harford County Industrial Development Revenue Bonds
   Dorsey
      04-16-05                                 8.00          449,000            450,248
Prince George's County Hospital Revenue Bonds
   Dimensions Health Series 1992
      07-01-17                                 7.25       11,400,000         12,377,436
      07-01-22                                 7.00        7,000,000          7,557,900
State Transportation Authority Facility
   Capital Appreciation Revenue Bonds
   Zero Coupon Series 1992 (FGIC Insured)
      07-01-10                                 6.33        3,000,000(d)       1,708,440
      07-01-11                                 6.33        6,700,000(d)       3,589,391
State Transportation Authority Facility
   Revenue Bonds Zero Coupon
   Series 1992 (FGIC Insured)
      07-01-12                                 6.35        5,000,000(d)       2,507,300
Total                                                                        44,235,687

Massachusetts (2.7%)
Bay Transportation Authority Refunding Revenue Bonds
   Series 1994A (MBIA Insured)
      03-01-12                                 6.00        8,000,000          8,277,781
Health & Educational Facilities Authority
   Revenue Bonds Berkshire Health Systems
   Series C
      10-01-11                                 5.90        1,700,000          1,623,245
      10-01-20                                 6.00        4,000,000          3,764,360
Health & Educational Facilities Authority
   Revenue Bonds Beverly Hospital Inverse Floater
   (MBIA Insured)
      06-18-20                                 7.92        8,000,000(c)       7,380,000
Health & Educational Facilities Authority
   Revenue Bonds Charlton Memorial Hospital
   Series 1991B
      07-01-13                                 7.25        6,455,000          6,848,884
Health & Educational Facilities Authority
   Revenue Bonds Holyoke Hospital
   Series B
      07-01-15                                 6.50          500,000            493,515
Industrial Finance Agency Pollution Control
   Refunding Revenue Bonds Eastern Edison
   Series 1993
      08-01-08                                 5.88        4,250,000          4,124,795
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991A
      07-01-15                                 9.00       18,885,000         20,284,756
Industrial Finance Agency Resource Recovery
   Revenue Bonds SEMASS Series 1991B A.M.T.
      07-01-15                                 9.25       24,700,000         26,532,247
Municipal Wholesale Electric Power
   Supply System Pre-refunded Revenue Bonds
   Series 1992B
      07-01-17                                 6.75       10,130,000         10,886,407
Municipal Wholesale Electric Power
   Supply System Revenue Bonds
   Series 1993A Inverse Floater (AMBAC Insured)
      07-01-18                                 7.12        6,500,000(c)       5,703,750
State Health & Educational Facilities Authority
   Refunding Revenue Bonds Christopher House  Series 1999A
      01-01-29                                 6.88        5,000,000          4,718,850
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Marina Bay LLC
   Series 1997 A.M.T.
      12-01-27                                 7.50        2,000,000          2,038,220
State Industrial Finance Agency Assisted Living
   Facility Revenue Bonds Newton Group Properties LLC
   Series 1997 A.M.T.
      09-01-27                                 8.00        4,300,000          4,538,865
Water Resource Authority General
   Refunding Revenue Bonds Series 1992B
      11-01-15                                 5.50       22,175,000         21,488,462
Water Resource Authority General
   Revenue Bonds Series 1992A
      07-15-19                                 6.50        3,500,000          3,770,550
Water Resource Authority General
   Revenue Bonds Series 1993B-95B
   (MBIA Insured)
      12-01-25                                 5.00        9,000,000          7,780,140
Water Resource Authority General
   Revenue Bonds Series B (MBIA Insured)
      03-01-22                                 5.00       10,000,000          8,779,600
Total                                                                       149,034,427

Michigan (4.0%)
Chippewa Valley Schools Unlimited Tax
   General Obligation Refunding Bonds
   Series 1998 (AMBAC Insured)
      05-01-23                                 4.75       14,240,000         11,916,886
Concord Academy Certificate of Participation Series 1998
      10-01-19                                 7.00        1,000,000            918,830
Countryside Charter School
   Full Term Certificates of Participation
   Berrien County Series 1999
      04-01-29                                 7.00        2,635,000          2,426,888
Crawford County Economic Development Corporation
   Environmental Improvement Revenue Bonds
   Weyerhaeuser Series 1991A
      07-15-07                                 7.13       10,800,000         11,798,676
Detroit Unlimited Tax General Obligation Bonds
   Series 1993
      04-01-14                                 6.35        5,510,000          5,757,179
Detroit Unlimited Tax General Obligation Bonds
   Series 1995A
      04-01-15                                 6.80        1,375,000          1,518,853
Lincoln Consolidated School District Unlimited Tax
   General Obligation Refunding Bonds (FGIC Insured)
      05-01-18                                 5.85        6,455,000          6,817,425
Livingston Academy Certificate of Participation
   Series 1999
      05-01-27                                 7.00        3,080,000          2,863,661
Midland  County  Economic  Development  Corporation  Pollution  Control  Limited
   Obligation Refunding Revenue Bonds Midland Cogeneration Series 1990 A.M.T.
      07-23-09                                 9.50       35,200,000         36,470,367
Midland County Economic Development Corporation
   Pollution Control Limited Obligation Refunding Revenue
   Bonds Midland Cogeneration Series 1990C
      07-23-09                                 8.50       18,900,000         19,488,168
Plymouth Educational Center Certificates of Participation
      07-01-29                                 7.00        7,875,000          7,498,181
State Hospital Finance Authority
   Hospital Pre-refunded Revenue Bonds
   McLaren Obligated Group Series 1991A
      09-15-21                                 7.50        7,500,000          8,047,875
State Hospital Finance Authority
   Hospital Refunding Revenue Bonds
   Sinai Hospital of Greater Detroit Series 1995
      01-01-26                                 6.70        3,000,000          2,820,990
State Hospital Finance Authority
   Refunding Revenue Bonds
   Detroit Medical Center
   Series 1993A
      08-15-18                                 6.50       10,000,000          9,343,500
State Hospital Finance Authority
   Refunding Revenue Bonds
   Greater Detroit Sinai Hospital Series 1995
      01-01-16                                 6.63        2,750,000          2,615,580
State Hospital Finance Authority
   Revenue Bonds Central Michigan Community Hospital
      10-01-27                                 6.25        2,095,000          1,957,819
State Strategic Fund Limited Tax Obligation Refunding
   Revenue Bonds Ford Motor
   Series 1991A
      02-01-06                                 7.10       16,400,000         18,277,308
Strategic Fund Environmental Improvement Limited
   Obligation Refunding Revenue Bonds
   Crown Paper Company Series 1997B
      08-01-12                                 6.25        1,100,000            923,604
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Detroit Edison
   Series 1995AA (MBIA Insured)
      09-01-25                                 6.40       12,000,000         12,227,280
Strategic Fund Limited Obligation Refunding
   Revenue Bonds Great Lakes Pulp & Fibre
   Series 1994 A.M.T.
      12-01-27                                 5.00       23,933,770         16,753,639
Summit Academy Certificates of Participation
   Junior High School Facility Series 1999
      09-01-29                                 7.00        4,000,000          3,669,760
Summit Academy Certificates of Participation Series 1998
      09-01-18                                 7.00        2,500,000          2,325,100
Troy City Downtown Development Authority
   County of Oakland Development Bonds
   Series 1995A (Asset Guaranty)
      11-01-18                                 6.38        1,000,000          1,022,040
Van Buren Township Tax Increment Revenue Bonds
   Series 1994
      10-01-16                                 8.40        3,955,000          4,341,483
Wayne Charter County Special Airport Facilities Revenue Bonds Northwest Airlines
   Series 1999 A.M.T.
      12-01-29                                 6.00        8,235,000          7,401,289
Wayne County Special Airport Facilities
   Refunding Revenue Bonds Northwest Airlines Series 1995
      12-01-15                                 6.75       11,265,000         11,325,718
Wayne Charter County Airport Facilities
   Revenue Bonds Detroit Metropolitan Wayne County Airport
   Series 1998B (MBIA Insured)
      12-01-23                                 4.88        9,940,000          8,382,700
Total                                                                       218,910,799

Minnesota (4.6%)
Anoka County Housing & Redevelopment Authority
   Revenue Bonds Epiphany Assisted Living LLC
      12-01-29                                 7.40        4,000,000          3,952,520
Becker Solid Waste Disposal Facility Revenue Bonds
   Liberty Paper Series 1994B A.M.T.
      08-01-15                                 9.00       16,800,000         17,175,480
Bloomington Health Care Facility Revenue Bonds
   Friendship Village of Bloomington Series 1992
      04-01-02                                 8.50        2,385,000(g)       2,452,519
Brainerd Economic Development Authority
   Health Care Facility Revenue Bonds
   Benedictine Health System St. Joseph Medical Center
   Series 1990
      02-15-20                                 8.38        4,670,000          4,804,823
Duluth Economic Development Authority Health Care
   Facilities Pre-refunded Revenue Bonds Benedictine
   Health System St. Mary's Medical Center
   Series 1990
      02-15-20                                 8.38        8,300,000          8,539,621
Fergus Falls Health Care Facilities Revenue Bonds
   LRHC Long-term Care Facility Series 1995
      12-01-25                                 6.50        1,530,000          1,531,408
Fridley Senior Housing Revenue Bonds
   Banfill Crossing Homes Series 1999
      09-01-34                                 6.75        7,000,000          6,590,430
International Falls Solid Waste Disposal Revenue
   Bonds Boise Cascade Series 1990 A.M.T.
      01-01-15                                 7.75       10,000,000         10,208,100
Little Canada Multi-family Housing Revenue Bonds
   Housing Alternatives Development Company
   Series 1997A
      12-01-27                                 6.25        1,755,000          1,655,737
Mahtomedi Multi-family Housing Revenue Bonds
   Briarcliff A.M.T.
      06-01-36                                 7.35        1,995,000          2,002,481
Maplewood Elder Care Facilities Revenue Bonds Care
   Institute Series 1994
      01-01-24                                 7.75        8,000,000          7,884,320
Maplewood Multi-family Housing Refunding Revenue
   Bonds Carefree Cottages of Maplewood III
   Series 1995 A.M.T.
      11-01-32                                 7.20        4,905,000          4,784,729
Mille Lacs Capital Improvement Authority Infrastructure
   Revenue Bonds Series 1992A
      11-01-12                                 9.25        4,150,000          4,756,855
Minneapolis Housing & Healthcare Facility Revenue Bonds
   Augustana Chapel View Homes Incorporated Series 1997
      06-01-22                                 6.70        1,885,000          1,792,786
      06-01-27                                 6.75        2,640,000          2,510,666
Richfield Multi-family Housing Refunding Revenue
   Bonds Village Shores Apartments Series 1996
      08-01-31                                 7.63        4,895,000          4,859,511
Robbinsdale Multi-family Housing Revenue Bonds
   Copperfield Hill Series 1996A
      12-01-31                                 7.35        3,500,000          3,407,705
Rochester Multi-family Housing Development
   Revenue Bonds Wedum Shorewood Campus
      06-01-36                                 6.60       10,000,000          9,302,100
Roseville Housing Facilities Nursing Home
   Refunding Revenue Bonds College Properties
   Series 1998
      10-01-28                                 5.88        7,500,000          6,346,125
Sartell Health Care & Housing Facilities Revenue Bonds
   The Foundation for Health Care Continuums
   Series 1999A
      09-01-29                                 6.63        4,000,000          3,721,200
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Series 1992
      01-01-18                                 5.75       32,210,000         31,223,085
Southern Minnesota Municipal Power Agency
   Power Supply System Refunding Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-21                                 6.87       13,500,000(d)       3,794,715
Southern Minnesota Municipal Power Agency
   Power Supply System Revenue Bonds
   Zero Coupon Series 1994A (MBIA Insured)
      01-01-22                                 6.73       17,500,000(d)       4,621,925
      01-01-23                                 6.74       27,500,000(d)       6,822,750
      01-01-24                                 6.75       19,960,000(d)       4,651,079
      01-01-25                                 6.75       27,500,000(d)       6,017,275
      01-01-26                                 6.75       27,500,000(d)       5,649,325
      01-01-27                                 6.75       12,450,000(d)       2,407,083
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota
   Obligated Group Series 1993 Inverse Floater
   (AMBAC Insured)
      07-01-05                                 5.43       10,200,000(c)       9,881,250
St. Louis Park Health Care Facilities
   Revenue Bonds Healthsystem Minnesota Obligated Group
   Series 1993B Inverse Floater (AMBAC Insured)
      07-01-13                                 5.73       18,000,000(c)      16,132,500
St. Louis Park Multi-family Housing Refunding
   Revenue Bonds Park Boulevard Towers
   Series 1996A
      04-01-31                                 7.00       11,350,000         11,334,224
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Lyngblomsten
   Care Center Series 1993A
      11-01-06                                 7.13        1,465,000          1,460,942
      11-01-17                                 7.13        2,550,000          2,573,282
St. Paul Housing & Redevelopment Authority Health
   Care Facilities Revenue Bonds Lyngblomsten
   Multi-family Rental Housing Series 1993B
      11-01-24                                 7.00        2,665,000          2,588,461
St. Paul Port Authority Redevelopment Multi-family
   Refunding Revenue Bonds Burlington Apartments
   Series A (GNMA Insured)
      05-01-31                                 5.75       14,355,000         13,655,194
St. Paul Port Authority Redevelopment Multi-family
   Subordinate Refunding Revenue Bonds
   Burlington Apartments Series A
      02-01-31                                 8.63        3,770,000          3,683,705
St. Paul Port Authority Revenue Bonds
   Hotel Facilities Radisson Kellogg 2nd Series 1999
      08-01-29                                 7.38        6,500,000          6,428,045
Vadnais Heights Multi-family Housing Refunding
   Revenue Bonds Cottages of Vadnais Heights
   Series 1995 A.M.T.
      12-01-31                                 7.00        1,980,000          1,928,302
Washington County Housing & Redevelopment
   Authority Refunding Revenue Bonds Woodbury
   Multi-family Housing Series 1996
      12-01-23                                 6.95        4,740,000          4,658,614
Total                                                                       247,790,872

Mississippi (0.9%)
Gulfport Urban Renewal
   Multi-family Housing Revenue Bonds
   Woodchase Apartments Series 1998 A.M.T.
      12-01-28                                 6.75        3,075,000          2,754,216
Harrison County Waste Water Management District
   Refunding Bonds Series 1986
      02-01-15                                 5.00        4,250,000          4,003,755
Jackson Industrial Development Revenue Bonds Dorsey
      04-16-05                                 8.00          392,000            394,952
Long Beach Urban Renewal Multi-family Housing
   Revenue Bonds Long Beach Square Apartments
   Series 1998 A.M.T.
      08-01-28                                 6.75        3,830,000          3,484,534
Lowndes County Solid Waste Disposal Pollution Control
   Refunding Revenue Bonds Weyerhaeuser Series 1989
   Inverse Floater
      04-01-22                                 8.80        4,000,000(c)       4,259,760
Lowndes County Solid Waste Disposal Pollution Control Revenue Bonds Weyerhaeuser
   Series 1989 A.M.T.
      12-01-05                                 7.88       12,250,000         12,642,734
State Business Finance Pollution Control Revenue Bonds
   System Energy Resources Series 1999
      05-01-22                                 5.90       12,900,000         11,398,053
State Hospital Refunding Revenue Bonds University
   of Mississippi Medical Center Educational Building
   Series 1998B (AMBAC Insured)
      12-01-23                                 5.50       12,650,000         11,896,693
Total                                                                        50,834,697

Missouri (0.5%)
Regional Convention & Sports Complex Authority Bonds
   St. Louis Sponsor Series 1991B
      08-15-21                                 7.00        5,810,000          6,294,322
Sikeston Electric System Refunding Revenue Bonds
   Series 1992 (MBIA Insured)
      06-01-02                                 5.80        4,165,000          4,303,778
St. Louis Industrial Development Authority
   Refunding Revenue Bonds Kiel Center
   Multi-purpose Arena Series 1992 A.M.T.
      12-01-24                                 7.88       15,400,000         16,204,957
St. Louis Regional Convention & Sports Complex Authority
   Pre-refunded Revenue Bonds Series 1991C
      08-15-21                                 7.90          125,000            132,588
St. Louis Regional Convention & Sports Complex Authority
   Refunding Revenue Bonds Series 1991C
      08-15-21                                 7.90        2,575,000          2,867,340
Total                                                                        29,802,985

Nebraska (--%)
Omaha Public Power District Electric System
   Revenue Bonds Series 1986A
      02-01-15                                 6.00        1,370,000          1,389,509

Nevada (0.8%)
Clark County Collateralized Pollution Control Revenue Bonds
   Nevada Power A.M.T.
      10-01-09                                 7.80       11,850,000         12,187,014
Clark County Industrial Development Revenue Bonds
   Nevada Power Series 1990 A.M.T.
      06-01-20                                 7.80        5,000,000          5,150,550
Clark County Passenger Facility Charge Airport
   Refunding Revenue Bonds
   Las Vegas McCarran International Airport
   Series 1998 (MBIA Insured)
      07-01-22                                 4.75        9,000,000          7,539,750
Las Vegas Redevelopment Agency Tax Increment
   Subordinate Lien Revenue Bonds Series 1994A
      06-15-10                                 6.00        2,000,000          2,016,040
      06-15-14                                 6.10        2,750,000          2,731,603
Las Vegas Special Improvement District 707
   Local Improvement Bonds
   Summerlin Area Series 1996
      06-01-16                                 7.10        5,925,000          6,155,186
Washoe County Hospital Revenue Bonds
   Washoe Medical Center Series 1993A
      06-01-15                                 6.00        7,250,000          7,228,250
Total                                                                        43,008,393

New Hampshire (2.2%)
Business Financial Authority Pollution Control
   & Solid Waste Disposal Refunding Revenue Bonds
   Crown Paper Company Series 1996
      01-01-22                                 7.75        4,255,000          3,865,327
Business Financial Authority Pollution Control
   Refunding Revenue Bonds United Illuminating
   Series 1993A
      10-01-33                                 5.88       13,200,000         11,942,568
Higher Education & Health Facilities Authority
   Lifecare Revenue Bonds Rivermead at Peterborough
   Retirement Community Series 1998
      07-01-18                                 5.63        1,365,000          1,167,635
      07-01-28                                 5.75        2,500,000          2,078,625
Industrial Development Authority Pollution Control
   Revenue Bonds State Public Service Series 1991B
      05-01-21                                 7.50       51,485,000         53,006,382
Industrial  Development  Authority  Pollution Control Revenue Bonds State Public
   Service Series 1991C A.M.T.
      05-01-21                                 7.65       25,000,000         25,771,500
Industrial Development Authority Pollution Control
   Revenue Bonds United Illuminating Series 1989A A.M.T.
      12-01-14                                 8.00        8,000,000          8,251,040
State Higher Education & Health Facility Authority Hospital
   Revenue Bonds Hitchcock Clinic Series 1994
   (MBIA Insured)
      07-01-24                                 6.00       13,000,000         12,834,640
State Turnpike System Refunding Revenue Bonds
   Series 1999A (FGIC Insured)
      04-01-29                                 4.75        3,000,000          2,446,260
Total                                                                       121,363,977

New Jersey (0.2%)
Health Care Facility Finance Authority Revenue Bonds
   St. Peter Medical Center Series 1994F (MBIA Insured)
      07-01-16                                 5.00       10,000,000          9,174,500

New Mexico (1.9%)
Albuquerque Health Care System Revenue Bonds
   Lovelace Medical Fund
      03-01-11                                10.25           55,000             55,769
Bernalillo County Muti-family Housing Revenue Bonds
   Series 1997D
      04-01-27                                 7.70       14,770,000         14,568,833
Farmington Pollution Control Refunding Revenue Bonds
   Series 1996A-B
      12-01-16                                 6.30       10,000,000          9,874,900
Farmington Pollution Control Refunding Revenue Bonds
   Series 1997A
      10-01-20                                 6.95        4,000,000          4,042,000
Farmington Pollution Control Refunding Revenue Bonds
   State Public Service San Juan Series 1994A
      08-15-23                                 6.40       30,650,000         30,096,461
Farmington Power Refunding Revenue Bonds
   Generating Division
      01-01-13                                 9.88        5,000,000          6,200,500
Las Vegas Hospital Facility Refunding Revenue Bonds
   Northeastern Regional Hospital Series 1987
      08-01-13                                 9.63        5,195,000          5,234,482
Lordsberg Pollution Control Refunding Revenue Bonds
   Phelps Dodge
      04-01-13                                 6.50       20,000,000         20,239,800
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998A A.M.T.
      07-01-38                                 6.38       11,300,000         10,537,815
Sandoval County Multi-family Housing
   Refunding Revenue Bonds Meadowlark Apartments
   Series 1998B A.M.T.
      07-01-01                                 6.38        1,000,000            992,530
Santa Fe County Lifecare Revenue Bonds
   El Castillo Retirement Series 1998A
      05-15-15                                 5.50        1,000,000            879,140
      05-15-25                                 5.63        2,500,000          2,058,350
Total                                                                       104,780,580

New York (7.2%)
Battery Park City Authority Refunding Revenue Bonds
   Series 1993A
      11-01-10                                 5.50        9,940,000         10,074,687
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990C
      07-01-16                                 6.00       27,230,000         27,115,089
      07-01-17                                 5.00       20,820,000         18,226,869
Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1990D
      07-01-09                                 7.00        5,000,000          5,491,400
Dormitory Authority New York Court Facility Lease
   Revenue Bonds Series 1993A
      05-15-16                                 5.38       11,000,000         10,254,200
Dormitory Authority New York State
   University Education Facility Revenue Bonds
   Series 1993A
      05-15-13                                 5.50       24,530,000         24,552,322
Huntington Housing Authority Senior Housing
   Facilities Revenue Bonds Gurwin Jewish Senior
   Residences Series 1999A
      05-01-39                                 6.00        2,000,000          1,793,880
Long Island Power Authority
   Revenue Bonds Series A
      12-01-26                                 5.25        8,445,000          7,439,876
      12-01-29                                 5.50        1,000,000            914,020
New York & New Jersey Port Authority Special
   Obligation Revenue Bonds KIAC Partners
   4th Series 1996 A.M.T.
      10-01-19                                 6.75        3,500,000          3,600,310
New York City General Obligation Bonds Series 1992B
      02-01-00                                 7.40       30,000,000         30,166,500
New York City General Obligation Bonds Series 1996F-G
      02-01-19                                 5.75        5,500,000          5,325,870
      02-01-20                                 5.75        2,325,000          2,238,905
New York City General Obligation Bonds Series 1998H
      08-01-22                                 5.00       15,000,000         12,904,350
New York City Industrial Development Agency
   Civic Facilities Revenue Bonds Touro College
   Series 1999A
      06-01-29                                 6.35        6,250,000          5,893,875
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds
   Series 1994B Inverse Floater (MBIA Insured)
      06-15-09                                 6.42       15,500,000(c)      15,383,750
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds Series A
      06-15-21                                 6.25       55,500,000         56,537,849
New York City Municipal Water Finance Authority
   Water & Sewer System Revenue Bonds Series B
      06-15-17                                 5.00        6,255,000          5,676,538
New York City Unlimited Tax General Obligation
   Bonds Series 1996G
      02-01-17                                 5.75       20,000,000         19,592,600
New York City Unlimited Tax General Obligation
   Bonds Series 1998F
      08-01-23                                 5.00        7,235,000          6,196,054
New York City Unlimited Tax General Obligation
   Pre-refunded Bonds Series 1994B-1
      08-15-16                                 7.00       16,500,000         18,276,225
North Hempstead Unlimited Tax General Obligation
   Various Purpose Bonds Series 1998A
   (FGIC Insured)
      01-15-23                                 4.75        3,100,000          2,598,172
Port Authority  Special  Project  Bonds La Guardia  Airport  Passenger  Terminal
   Continental & Eastern Airlines A.M.T.
      12-01-06                                 9.00        2,645,000          2,782,223
Port Authority  Special  Project  Bonds La Guardia  Airport  Passenger  Terminal
   Continental & Eastern Airlines Series 2 A.M.T.
      12-01-10                                 9.00        8,800,000          9,256,544
      12-01-15                                 9.13       17,500,000         18,437,825
State Dormitory Authority New York City University System
   Consolidated 2nd Generation Resource Revenue Bonds
   Series 1994A
      07-01-18                                 5.75        5,500,000          5,395,445
State Housing Finance Agency Service Contract Obligation
   Revenue Bonds Series 1995A
      03-15-25                                 6.50       12,475,000         13,729,484
State Housing Finance Agency State University Construction
   Refunding Bonds Series 1986A
      05-01-13                                 6.50        3,500,000          3,880,625
State Medical Facilities Finance Agency
   Mental Health Services Improvement Refunding
   Revenue Bonds Series 1993D
      08-15-23                                 5.25       15,000,000         13,173,150
State Medical Facilities Finance Agency
   Mental Health Services Improvement Refunding
   Revenue Bonds Series 1993F
      02-15-19                                 5.25        5,790,000          5,182,803
State Urban Development Capital Correctional
   Facilities Refunding Revenue Bonds Series 1994A
      01-01-21                                 5.25       12,110,000         10,752,832
State Urban Development Correctional Facility
   Refunding Revenue Bonds Series A
      01-01-16                                 5.50        2,750,000          2,598,393
State Urban Development Correctional Facility
   Revenue Bonds Series 6
      01-01-25                                 5.38        9,000,000          8,060,760
State Urban Development Correctional Facility
   Sub Lien Revenue Bonds Series 1996
      07-01-26                                 5.60        6,630,000          6,138,850
Total                                                                       389,642,275

North Carolina (3.7%)
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1986A
      01-01-17                                 5.00        6,500,000          6,006,630
      01-01-18                                 4.00        8,675,000          6,906,428
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1988A
      01-01-26                                 6.00        1,940,000          1,985,415
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1989A
      01-01-10                                 7.50       29,160,000         33,487,842
      01-01-11                                 5.50       37,800,000         36,077,454
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1991A
      01-01-19                                 5.75       55,000,000         49,743,099
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1993B
      01-01-12                                 6.25       24,655,000         24,727,732
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series 1994B
      01-01-07                                 7.25        5,000,000          5,441,750
Eastern Municipal Power Agency Power System
   Refunding Revenue Bonds Series B
      01-01-09                                 6.13       10,000,000         10,191,100
Eastern Municipal Power Agency Power System
   Revenue Bonds Series 1993D
      01-01-13                                 5.88        2,300,000          2,225,526
Municipal Power Agency 1 Catawba Electric
   Revenue Bonds Series 1993
   Inverse Floater (MBIA Insured)
      01-01-12                                 7.22        7,400,000(c)       7,326,000
      01-01-20                                 7.42       15,000,000(c)      13,462,500
State Medical Care Community Hospital Refunding
   Revenue Bonds Pitt County Memorial Hospital
   Series 1998A (MBIA Insured)
      12-01-28                                 4.75        5,730,000          4,650,755
Total                                                                       202,232,231

North Dakota (0.3%)
Fargo Hospital Refunding Revenue & Improvement Bonds
   Dakota Hospital Series 1992
      11-15-12                                 6.88        3,000,000          3,235,650
      11-15-22                                 7.00        4,250,000          4,597,140
Ward County Health Care Facilities
   Refunding Revenue Bonds Trinity Group Series 1996A
      07-01-26                                 6.25        6,110,000          5,880,142
Ward County Health Care Facilities Refunding
   Revenue Bonds Trinity Obligated Group
   Series 1996B
      07-01-21                                 6.25        4,000,000          3,876,440
Total                                                                        17,589,372

Ohio (2.7%)
Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Company Series 1997B
      08-01-20                                 6.00       10,000,000          9,242,700
Bellefontaine Hospital Facility
   Refunding Revenue Bonds
   Mary Rutan Health Association of Logan County
   Series 1993
      12-01-13                                 6.00        5,330,000          4,985,256
Butler County Hospital Facility Improvement
   Refunding Revenue Bonds
   Fort Hamilton-Hughes Memorial Center
   Series 1991
      01-01-10                                 7.50        9,800,000         10,182,396
Carroll Water & Sewer District
   Unlimited Tax General Obligation Bonds
      12-01-10                                 6.25        1,795,000          1,798,303
Carroll Water & Sewer District
   Water System Improvement Unlimited Tax
   General Obligation Bonds
      12-01-10                                 6.25        7,855,000          7,940,541
Cleveland Parking Facilities Improvement
   Revenue Bonds Series 1992
      09-15-22                                 8.10       15,000,000         16,651,800
Coshocton County Solid Waste Disposal
   Refunding Revenue Bonds
   Stone Container Series 1992
      08-01-13                                 7.88       17,500,000         18,553,150
Cuyahoga County Health Care Facilities
   Lifecare Refunding Revenue Bonds
   Judson Retirement Community Series 1996A
      11-15-13                                 7.25        2,080,000          2,092,126
Cuyahoga County Health Care Facilities
   Refunding Revenue Bonds
   Judson Retirement Community Series A
      11-15-18                                 7.25        4,130,000          4,154,078
Erie County Hospital Improvement Refunding
   Revenue Bonds Firelands Community Hospital
   Series 1992
      01-01-15                                 6.75        6,540,000          6,736,396
Franklin County Health Care Facilities
   Refunding Revenue Bonds
   Lutheran Senior City Incorporated
   Series 1999
      12-15-28                                 6.13        4,705,000          4,079,658
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   Jefferson Chase Apartments Series 1998B A.M.T.
      11-01-35                                 6.40        1,465,000          1,341,032
Franklin County Multi-family Housing
   Refunding Revenue Bonds
   West Bay Apartments A.M.T.
      12-01-25                                 6.38        8,365,000          7,904,925
Lorain County Independent Living & Hospital Facilities
   Refunding Revenue Bonds Elyria United Methodist
   Series 1996C
      06-01-22                                 6.88        3,100,000          3,089,460
Marion County Health Care Facilities
   Improvement Refunding Revenue Bonds
   United Church Homes Series 1993
      11-15-10                                 6.38        1,880,000          1,840,144
Marion County Health Care Facilities
   Refunding & Improvement Revenue Bonds
   United Church Homes Series 1993
      11-15-15                                 6.30        1,800,000          1,730,016
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      08-01-25                                 7.70       13,000,000         13,960,440
State Water & Air Quality Development Authority
   Pollution Control Refunding Revenue Bonds
   Ohio Edison Series 1993A
      05-15-29                                 5.95       13,300,000         12,135,053
State Water Development Authority Pollution Control
   Refunding Revenue Bonds Toledo Edison
   Series 1994A A.M.T.
      10-01-23                                 8.00       10,000,000         10,789,700
Water Development Authority Pollution Control
   Revenue Bonds Ohio Edison A.M.T.
      10-01-23                                 8.10       10,000,000         10,220,200
Total                                                                       149,427,374

Oklahoma (1.1%)
Grand River Dam Authority Refunding Revenue Bonds
   Series 1987
      06-01-12                                 5.00       10,105,000          9,749,809
Hinton Economic Development Authority
   Certificate of Participation
   Dominion Leasing Series 1990A
      07-01-15                                 9.75       19,090,000         20,722,958
Hinton Economic Development Authority
   Certificate of Participation
   Series 1994
      07-01-15                                 8.75       11,135,000         11,958,545
Jackson County Hospital Authority
   Refunding Revenue Bonds
   Jackson County Memorial Hospital Series 1994
      08-01-15                                 7.30        6,580,000          6,609,939
Midwest City Memorial Hospital Authority Hospital
   Revenue Bonds Series 1992
      04-01-22                                 7.38        7,815,000          8,431,838
Stillwater Medical Center Authority
   Hospital Revenue Bonds Series 1997B
      05-15-19                                 6.50        1,750,000          1,690,990
Total                                                                        59,164,079

Oregon (0.6%)
Clackamas County Hospital Facilities Authority
   Revenue Bonds Senior Living Facility
   Mary's Woods at Marylhurst Series 1999A
      05-15-29                                 6.63        4,000,000          3,752,480
State Health Housing Educational & Cultural Facilities
   Authority Revenue Bonds Oregon Baptist Retirement
   Homes-Weidler Retirement Center Series 1995
      11-15-26                                 8.00        7,565,000          7,947,411
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994A
      01-01-21                                 7.13       13,600,000         14,066,072
Western Generation Agency Revenue Bonds
   Wauna Cogeneration Series 1994B A.M.T.
      01-01-16                                 7.40        9,000,000          9,426,150
Total                                                                        35,192,113

Pennsylvania (3.6%)
Allegheny County Industrial Development Authority
   Environment Improvement Revenue Bonds
   USX Corporation Series 1994A
      12-01-20                                 6.70        6,000,000          6,067,260
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995
      05-01-25                                 7.63        7,500,000          8,046,150
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Cleveland Electric Illuminating Series 1995A
      07-15-25                                 7.75       21,150,000         22,848,556
Beaver County Industrial Development Authority
   Collateralized Pollution Control Refunding Revenue Bonds
   Toledo Edison Series 1995A
      05-01-20                                 7.75       14,000,000         15,161,300
Beaver County Industrial Development Authority
   Pollution Control Revenue Bonds
   Toledo Edison-Beaver Valley Series 1995
      05-01-20                                 7.63       11,700,000         12,551,994
Butler County Industrial Development Authority Health Care
   Refunding Revenue Bonds Pittsburgh Lifetime Care
   Community Sherwood Oaks Series 1993
      06-01-11                                 5.75        2,000,000          1,965,380
      06-01-16                                 5.75        3,000,000          2,841,000
Convention Center Authority Refunding Revenue Bonds
   Philadelphia Series 1994A
      09-01-19                                 6.75        5,300,000          5,554,188
Delaware County Authority 1st Mortgage Revenue Bonds
   Riddle Village Series 1996
      06-01-26                                 7.00       10,000,000          9,811,100
Delaware County Authority Revenue Bonds
   Health Systems Catholic Health East Series 1998A
   (AMBAC Insured)
      11-15-26                                 4.88       20,600,000         16,976,048
Harrisburg Dauphin County General Obligation Bonds
   Zero Coupon Series 1997F (AMBAC Insured)
      09-15-20                                 5.50        3,000,000(d)         842,910
      09-15-21                                 5.52        1,000,000(d)         263,210
      09-15-22                                 5.52        1,000,000(d)         247,030
Montgomery County Higher Education & Health Authority
   Retirement Community Revenue Bonds G.D.L. Farms
   Series A
      01-01-20                                 9.50        3,000,000          3,073,260
Montgomery County Higher Education & Health Authority
   Revenue Bonds Temple Continuing Care Center
   Series 1999
      07-01-29                                 6.75       10,000,000          9,128,800
Philadelphia Gas Works Revenue Bonds Series 13
      06-15-21                                 7.70        4,150,000          4,438,176
Philadelphia Municipal Authority Lease
   Refunding Revenue Bonds Series 1993D
      07-15-13                                 6.25        2,500,000          2,523,325
      07-15-17                                 6.30        1,550,000          1,551,457
Philadelphia Water & Sewer Revenue Bonds Series 16
      08-01-10                                 7.50       13,200,000         14,124,924
      08-01-18                                 7.00       14,000,000         14,610,680
Philadelphia Water & Wastewater Revenue Bonds
   Series 1993 (FSA Insured)
      06-15-15                                 5.50       11,000,000         11,058,196
State Department of General Services
   Certificate of Participation
   Series 1994A (AMBAC Insured)
      07-01-15                                 5.00       25,000,000         22,490,250
Wilkins Industrial Development Authority Revenue Bonds
   Retirement Community Longwood at Oakmont
   Series 1991A
      01-01-21                                10.00        8,495,000          9,229,903
Total                                                                       195,405,097

South Carolina (1.0%)
Cherokee County Spring City Industrial Development
   Revenue Bonds Knitting Cluett Peabody
      09-01-09                                 7.40        5,200,000          5,932,160
Jobs Economic Development Authority
   1st Mortgage Health Facilities Nursing Home Refunding
   Revenue Bonds Lutheran Homes Series 1998
      05-01-26                                 5.70        5,235,000          4,403,839
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1986B
      01-01-24                                 5.75        7,550,000          6,568,500
Piedmont Municipal Power Agency Electric
   Refunding Revenue Bonds Series 1998A
      01-01-25                                 4.75        5,000,000          4,077,700
Public Service Authority Electric System
   Expansion Revenue Bonds Santee Cooper
   Series 1991D
      07-01-31                                 6.63       14,975,000         16,055,596
Public Service Authority Electric System
   Revenue Bonds Santee Cooper
   Series 1993A Inverse Floater (MBIA Insured)
      06-28-13                                 7.55       17,700,000(c)      17,346,000
Total                                                                        54,383,795

South Dakota (0.6%)
Heartland Consumers Power District Electric System
   Refunding Revenue Bonds Series 1986
      01-01-10                                 6.00       10,205,000         10,673,410
Sioux Falls Multi-family Housing Revenue Bonds
   Series 1996A
      12-01-34                                 7.50       12,200,000         12,370,922
State Lease Revenue Trust Certificates Series 1993
   (CGIC Insured)
      09-01-17                                 6.70        7,260,000          8,054,607
Total                                                                        31,098,939

Tennessee (0.4%)
Nashville & Davidson Counties Health & Education
   Facilities 1st Mortgage Revenue Bonds
   Blakeford at Green Hills CCRC
      07-01-24                                 9.25       12,230,000         14,583,785
Nashville & Davidson Counties Health & Education
   Facilities Board Revenue Bonds
   Zero Coupon Escrowed to Maturity
      06-01-21                                 5.38       29,109,000(d)       7,356,718
Total                                                                        21,940,503

Texas (7.4%)
Alliance Airport Authority Special Facility Revenue Bonds
   American Airlines Series 1990 A.M.T.
      12-01-29                                 7.50       37,400,000         38,916,195
Austin Combined Utilities System Refunding Revenue Bonds
   Series 1986
      11-15-13                                 5.00       19,985,000         18,632,016
Board of Regents of the University System General
   Refunding Revenue Bonds Series 1986
      08-15-07                                 6.50        2,565,000          2,757,272
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1990A A.M.T.
      02-01-20                                 8.13       13,205,000         13,518,223
Brazos River Authority Collateralized Pollution Control
   Revenue Bonds Texas Utility Electric
   Series 1991A A.M.T.
      03-01-21                                 7.88       24,450,000         25,595,972
Carrol Independent School District
   Unlimited General Obligation Bonds Series 1998A
   (Permanent School Fund Guarantee)
      02-15-23                                 4.50        5,825,000          4,669,320
Castlewood Municipal Utility District Water &
   Sewer Systems Unlimited Tax & Refunding Revenue Bonds
   Series 1997
      04-01-14                                 6.75        2,820,000          2,839,063
Colony Municipal Utility District 1 Denton County
   Series 1980
      08-01-07                                 9.25        1,000,000          1,272,630
Crowley Independent School District
   Unlimited General Obligation Bonds
   (Permanent School Fund Guarantee)
      08-01-27                                 5.13        6,000,000          5,257,020
Cypress Hill Municipal Utility District 1
   General Obligation Bonds
      09-01-22                                 5.30        2,045,000          1,783,751
Dallas &  Fort  Worth  International  Airport  Special  Facility  Revenue  Bonds
   American Airlines Series 1990 A.M.T.
      11-01-25                                 7.50       26,200,000         27,163,898
Dallas &  Fort  Worth  International  Airport  Special  Facility  Revenue  Bonds
   American Airlines Series 1999 A.M.T.
      05-01-35                                 6.38       11,415,000         11,018,785
Dallas & Fort Worth  International  Airport Special Facility Revenue Bonds Delta
   Air Lines Series 1991 A.M.T.
      11-01-26                                 7.13       13,500,000         13,779,180
Denison Hospital Authority Hospital Revenue Bonds
   Texoma Medical Center Series 1994
      08-15-24                                 7.10        3,950,000          4,224,771
Harris County Health Facilities Hospital Revenue Bonds
   Memorial Hospital Series 1992
      06-01-15                                 7.13       16,000,000         17,092,960
Harris County Industrial Development Marine Terminal
   Refunding Revenue Bonds GATX Terminal Series 1992
      02-01-22                                 6.95       15,000,000         15,444,750
Hidalgo County Health Services Corporation
   Hospital Revenue Bonds Mission Hospital
   Series 1996
      08-15-26                                 6.88        7,880,000          7,981,731
Houston Water & Sewer System Junior Lien
   Capital Appreciation Refunding Revenue Bonds
   Zero Coupon Series 1998A (FSA Insured)
      12-01-25                                 5.34       30,000,000(d)       6,039,900
Interstate Municipal Utility District
   Unlimited Tax Bonds Harris County Series 1996
      09-01-21                                 6.75        3,020,000          3,095,077
Karnes County Public Facility Lease Revenue Bonds
      03-01-15                                 9.20       15,270,000         18,458,834
Katy Development Authority Metro Contract
   Revenue Bonds Sales Tax
   Series 1999A
      06-01-09                                 5.75       14,755,000         14,089,992
Keller Independent School District
   Unlimited General Obligation Bonds
   (Permanent School Fund Guarantee)
      08-15-30                                 5.00        8,345,000          7,117,951
Kings Manor Municipal Utility District
   Waterworks & Sewer Systems Combination
   Unlimited Tax & Revenue Bonds Series 1995
      03-01-18                                 6.88        2,470,000          2,590,882
Lubbock Health Facilities Development
   Corporation Fixed Rate 1st Mortgage Revenue Bonds
   Carillon Series 1999A
      07-01-29                                 6.50       20,145,000         17,945,770
Midland County Hospital District Revenue Bonds Series 1992
      06-01-16                                 7.50        3,025,000          3,257,169
Mineral Wells Independent School Districts Palo Pinto &
   Parker Counties Unlimited Tax General Obligation School
   Building & Refunding Bonds Series 1998
   (Permanent School Fund Guarantee)
      02-15-22                                 4.75        5,430,000          4,567,445
Montgomery County Municipal Utility District 42
   Unlimited General Obligation Bonds
   Waterworks & Sewer Systems
      09-01-23                                 6.88        2,035,000          2,035,163
Municipal Power Agency
   Refunding Revenue Bonds (MBIA Insured)
      09-01-09                                 5.25        8,000,000          8,090,640
Municipal Power Agency
   Revenue Bonds
      09-01-13                                 5.50        7,410,000          7,324,933
North Central Health Facilities Development Revenue
   Bonds Retirement Facility Northwest Senior Housing
   Series 1999A
      11-15-29                                 7.50       15,000,000         14,463,750
North Tollway Authority Revenue Bonds
   Dallas North Tollway System (FGIC Insured)
      01-01-29                                 4.75        5,000,000          4,080,100
Rio Grande City Consolidated Independent School District
   Public Facilities Lease Revenue Bonds Series 1995
      07-15-10                                 6.75        4,000,000          4,198,440
Sabine River  Authority  Collateralized  Pollution  Control  Revenue Bonds Texas
   Utilities Electric Series 1990A A.M.T.
      02-01-20                                 8.13       30,500,000         31,224,070
West Side Calhoun County Navigation  District Solid Waste Disposal Revenue Bonds
   Union Carbide Chemical & Plastics Series 1991 A.M.T.
      03-15-21                                 8.20       17,550,000         18,399,420
Wichita County Health Facilities Development
   Refunding Revenue Bonds
   Rolling Meadows Series 1998A
      01-01-28                                 6.25       23,425,000         20,833,024
Total                                                                       399,760,097

Utah (1.9%)
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds Sunnyside
   Cogeneration Series 1999A A.M.T.
      08-15-23                                 7.10       12,840,000         12,757,952
Carbon County Solid Waste Disposal
   Refunding Revenue Bonds Sunnyside
   Cogeneration Zero Coupon Series 1999B A.M.T.
      08-15-24                                 6.82        3,920,000(d)         645,546
Eagle Mountain Special Assessment
   Revenue Bonds Special Improvement
   District 98-1 Series 1999
      12-15-12                                 6.25       12,105,000         11,204,146
Housing Finance Agency Single Family Mortgage
   Senior Bonds Series 1991C (FGIC Insured)
      07-01-11                                 7.30          235,000            241,625
      07-01-16                                 7.35          185,000            190,062
Hurricane Health Facilities Development Revenue Bonds
   Mission Health Services Series 1990
      07-01-20                                10.50        7,500,000          7,870,725
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1993B Inverse Floater
      07-01-11                                 7.57        7,600,000(c)       7,619,000
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series 1996C (MBIA Insured)
      07-01-17                                 5.70       46,000,000         45,374,859
Intermountain Power Agency Power Supply
   Refunding Revenue Bonds Series F (AMBAC Insured)
      07-01-13                                 5.00        5,000,000          4,744,350
Intermountain Power Agency Power Supply
   Revenue Bonds Series 1987A (MBIA Insured)
      07-01-12                                 5.00        8,000,000          7,688,880
Tooele County Pollution Control Refunding Revenue Bonds
   Laidlaw Environmental Services Incorporated
   Series 1997A A.M.T.
      07-01-27                                 7.55        4,000,000          4,198,080
Total                                                                       102,535,225

Virginia (0.8%)
Fairfax County Economic Development Authority
   Educational Facilities Revenue Bonds
   Browne Academy Series 1998
      10-01-08                                 6.00        1,385,000          1,323,645
      10-01-23                                 6.45        5,200,000          4,781,244
Fairfax County Redevelopment & Housing Authority
   Multi-family Housing Revenue Bonds
   Burkeshire Commons Series 1996
      10-01-36                                 7.60       13,055,000         13,659,054
Hopewell City Industrial Development Authority
   Pollution Control Refunding Revenue Bonds
   Stone Container Series 1992
      05-01-10                                 8.25        3,170,000          3,385,877
Housing Development Authority Commonwealth
   Mortgage Bonds Series 1992A
      01-01-33                                 7.15       11,890,000         12,197,951
Prince William County Service Authority Water & Sewer
   Systems Refunding Revenue Bonds
   Series 1997 (FGIC Insured)
      07-01-29                                 4.75        1,875,000          1,532,269
Upper Occoquan Sewer Authority Regional Sewer
   Revenue Bonds Series 1995A (MBIA Insured)
      07-01-29                                 4.75        9,500,000          7,763,495
Total                                                                        44,643,535

Washington (2.7%)
Central Puget Sound Regional Transit Authority
   Sales Tax Revenue Bonds (FGIC Insured)
      02-01-28                                 4.75       12,000,000          9,756,360
Chelan County Public Utility District 1
   Capital Appreciation Bonds
   Columbia River Rock Island Highway
   Zero Coupon Series 1997A
      06-01-27                                 5.74       22,685,000(d)       4,137,290
      06-01-29                                 5.74       24,595,000(d)       3,945,284
King County Housing Authority Pooled Housing
   Refunding Revenue Bonds Series 1995A
      03-01-26                                 7.20        4,000,000          4,003,840
Longview Industrial Development Corporation Solid Waste
   Revenue Bonds Weyerhauser Series 1991 A.M.T.
      02-01-13                                 7.45       20,000,000         20,832,200
Public Power Supply System Nuclear Project 1
   Refunding Revenue Bonds Bonneville Power Administration
   Series 1993A Inverse Floater (FSA Insured)
      07-01-11                                 7.72       25,000,000(c)      26,250,000
Public Power Supply System Nuclear Project 1
   Revenue Bonds Series 1990A
      07-01-17                                 6.00       38,875,000         39,332,947
Public Power Supply System Nuclear Project 2
   Revenue Bonds Series 1994A
      07-01-11                                 5.38       10,000,000          9,935,700
Snohomish County Public Utilitiy District 1
   Generation System Revenue Bonds Series 1986A
      01-01-20                                 5.00       17,750,000         15,999,318
State General Obligation
   Refunding Revenue Bonds
   Zero Coupn Series 1997A
      07-01-19                                 5.95       16,260,000(d)       4,945,642
State Housing Finance Commission
   Refunding Revenue Bonds Horizon House
   Series 1995A (Asset Guaranty)
      07-01-17                                 6.00        3,700,000          3,751,763
      07-01-27                                 6.13        3,845,000          3,927,014
Total                                                                       146,817,358

West Virginia (1.3%)
Kanawha County Pollution Control
   Revenue Bonds Union Carbide Series 1984
      08-01-04                                 7.35        3,000,000          3,273,540
Mason County Pollution Control
   Refunding Revenue Bonds Appalachian Power
   Series 1992J
      10-01-22                                 6.60       25,000,000         25,231,251
Pea Ridge Public Service District Sewer
   Refunding Revenue Bonds Series 1990
      05-01-20                                 9.25        2,505,000          2,632,404
Princeton Hospital Revenue Bonds
   Community Hospital Association
   Series 1999
      05-01-29                                 6.10        5,095,000          4,616,681
Putnam County Pollution Control Revenue Bonds
   Appalachian Power Series C
      07-01-19                                 6.60       10,600,000         10,808,502
School Building Authority Capital Improvement
   Revenue Bonds Series 1991A
      07-01-21                                 6.00       20,785,000         21,336,426
South Charleston Pollution Control Refunding
   Revenue Bonds Union Carbide Series 1985
      08-01-05                                 7.63        3,000,000          3,330,900
Total                                                                        71,229,704

Wisconsin (0.8%)
Health & Educational Facilities Authority
   Revenue Bonds FH Healthcare Development
   Series 1999
      11-15-28                                 6.25       10,000,000          9,230,600
Health & Educational Facilities Authority
   Revenue Bonds St. Clare Hospital
      02-15-22                                 7.00       12,115,000         12,939,547
Madison Industrial Development
   Refunding Revenue Bonds Madison Gas & Electric
   Series 1992B
      10-01-27                                 6.70       19,300,000         20,224,469
State Health & Education Facilities Authority
   Lifecare Revenue Bonds United Lutheran
   Program for the Aging - Luther Manor Series 1998
      03-01-28                                 5.70        3,250,000          2,677,708
Total                                                                        45,072,324

Wyoming (0.2%)
Natrona County Hospital Revenue Bonds
   Wyoming Medical Center
      09-15-10                                 8.13        6,500,000          6,833,580
State Farm Loan Board Capital Facilities
   Revenue Bonds Series 1994
      04-01-24                                 6.10        5,000,000          4,986,900
Total                                                                        11,820,480

Total municipal bonds
(Cost: $5,078,490,354)                                                   $5,298,793,350


Total investments in securities
(Cost: $5,078,490,354)(i)                                                $5,298,793,350


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:
ACA     --  ACA Financial Guaranty Corporation
AMBAC   --  American Municipal Bond Association Corporation
BIG     --  Bond Investors Guarantee
CGIC    --  Capital Guaranty Insurance Company
FGIC    --  Financial Guarantee Insurance Corporation
FHA     --  Federal Housing Authority
FNMA    --  Federal National Mortgage Association
FSA     --  Financial Security Assurance
GNMA    --  Government National Mortgage Association
MBIA    --  Municipal Bond Investors Assurance

(c) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 1999. Inverse floaters in the aggregate represent 6.12% of the Portfolio's net assets as of Nov. 30, 1999.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) The following abbreviations may be used in the portfolio descriptions:
A.M.T.   --  Alternative Minimum Tax -- As of Nov. 30, 1999, the value of securities subject to alternative minimum tax represented 16.73%
             of net assets.
B.A.N.   --  Bond Anticipation Note
C.P.     --  Commercial Paper
R.A.N.   --  Revenue Anticipation Note
T.A.N.   --  Tax Anticipation Note
T.R.A.N. --  Tax & Revenue Anticipation Note
V.R.     --  Variable Rate
V.R.D.B. --  Variable Rate Demand Bond
V.R.D.N. --  Variable Rate Demand Note

(f) Non-income producing. Item identified is in default as to payment of interest and/or principal.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                 Notional amount

Purchase contracts
Municipal Bonds, December 1999                     $63,700,000
Municipal Bonds, March 2000                         33,300,000

(h) At Nov. 30, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $7,669,520.

(i) At Nov. 30, 1999, the cost of securities for federal income tax purposes was $5,078,735,893 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                           $318,804,534
Unrealized depreciation                            (98,747,077)
                                                   -----------
Net unrealized appreciation                       $220,057,457

                               Form of Proxy Card

Proxy Card Front

Proxy Card

[Fund name]

This Proxy is Solicited on Behalf of the Board of Directors.

The undersigned  hereby appoints Heidi S. Brommer,  James A. Mitchell and Eileen
J. Newhouse, or any one of them, as proxies, with full power of substitution, to represent and to vote all of the shares of the undersigned at the special meeting to be held on May 9, 2000, and any adjournment thereof.

TO HAVE YOUR VOTE COUNTED, YOU MUST SIGN, DATE AND RETURN THIS PROXY. IT WILL BE VOTED AS MARKED, OR IF NOT MARKED, WILL BE VOTED "FOR" THE PROPOSAL.

THE BOARD RECOMMENDS A VOTE
"FOR" THE PROPOSAL.




_____________________________________
Signature(s)

Date _______, 2000

Owners please sign as names appear at
left. Executors, administrators,
trustees, etc., should indicate
position when signing.


Proxy Card Back

Vote on Proposal

Approve the Agreement and Plan of Reorganization between the Strategist Fund and the AXP Fund providing for the acquisition of all of the assets of the Strategist Fund by the AXP Fund in exchange for Class A shares of the AXP Fund and assumption by the AXP Fund of the liabilities of the Strategist Fund, to be followed by distribution of those Class A shares to the shareholders of the Strategist Fund and the subsequent termination of the Strategist Fund.

For _____                  Against  _____            Abstain _____

                       Statement of Additional Information

                                 April 17, 2000

AXP Mutual
AXP Stock
AXP Diversified Equity Income
AXP Emerging Markets
AXP Federal Income
AXP Growth
AXP New Dimensions
AXP Extra Income
AXP Selective
AXP Research Opportunities
AXP High Yield  Tax-Exempt
AXP Managed  Allocation
AXP Global Growth
AXP Global Bond
AXP Innovations

This statement of additional information ("SAI") covers each of the funds listed above (each an "AXP Fund") and consists of this cover page and the following information:

1. The AXP Fund's most recent SAI, dated as shown in the table below, which has been previously filed and is incorporated by reference.

2. The AXP Fund's most recent annual report and semi-annual report to shareholders, if a semi-annual report has been issued subsequent to the date of the most recent annual report, for the period shown in the table below, which have been previously filed and are incorporated by reference.

3. The Strategist Fund's most recent SAI, dated as shown in the table below, which has been previously filed and is incorporated by reference.

4. The Strategist Fund's most recent annual report and, if applicable, semi-annual report to shareholders, for the period shown in the table below, which have been previously filed and are incorporated by reference.

This SAI is not a prospectus. It should be read in conjunction with the proxy statement/prospectus, which may be obtained by calling 1-800-862-7919 or writing American Express Client Service Corporation, P.O. Box 534, Minneapolis, MN 55440-0534.

                                                             Annual Report         Semi-Annual
                Fund                          SAI             (for period            Report
                                            (dated)              ended)          (if applicable)
                                                                                   (for period
                                                                                     ended)

Strategist Balanced                         11/29/99            9/30/99                NA

AXP Mutual                                  11/29/99            9/30/99                NA

Strategist Equity                           11/29/99            9/30/99                NA

AXP Stock                                   11/29/99            9/30/99                NA

Strategist Equity Income                    11/29/99            9/30/99                NA

AXP Diversified Equity Income               11/29/99            9/30/99                NA

Strategist Emerging Markets                 12/30/99            10/31/99               NA

AXP Emerging Markets                        12/30/99            10/31/99               NA

Strategist Government Income                7/30/99             5/31/99             11/30/99

AXP Federal Income                          7/30/99             5/31/99             11/30/99

Strategist Growth                           9/29/99             7/31/99              1/31/00

AXP Growth                                  9/29/99             7/31/99              1/31/00

Strategist Growth Trends                    9/29/99             7/31/99              1/31/00

AXP New Dimensions                          9/29/99             7/31/99              1/31/00

Strategist High Yield                       7/30/99             5/31/99             11/30/99

AXP Extra Income                            7/30/99             5/31/99             11/30/99

Strategist Quality Income                   7/30/99             5/31/99             11/30/99

AXP Selective                               7/30/99             5/31/99             11/30/99

Strategist Special Growth                   9/29/99             7/31/99              1/31/00

AXP Research Opportunities                  9/29/99             7/31/99              1/31/00

Strategist Tax-Free High Yield              1/28/00             11/30/99               NA

AXP High Yield Tax-Exempt                   1/28/00             11/30/99               NA

Strategist Total Return                     11/29/99            9/30/99                NA

AXP Managed Allocation                      11/29/99            9/30/99                NA

Strategist World Growth                     12/30/99            10/31/99               NA

AXP Global Growth                           12/30/99            10/31/99               NA

Strategist World Income                     12/30/99            10/31/99               NA

AXP Global Bond                             12/30/99            10/31/99               NA

Strategist World Technologies               12/30/99            10/31/99               NA

AXP Innovations                              3/15/00            10/31/99               NA


                              AXP INNOVATIONS FUND
                       STRATEGIST WORLD TECHNOLOGIES FUND
                      INTRODUCTION TO PROPOSED FUND MERGER
                                OCTOBER 31, 1999

The accompanying unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending October 31, 1999. These statements have been derived from annual reports for AXP Innovations Fund (a series of AXP Global Series, Inc.) and Strategist World Technologies Fund (a series of Strategist World Fund, Inc.) as of October 31, 1999. Each Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Funds. The Portfolio invests in technology common stocks. Management of the Funds has elected not to present a combining Schedule of Investments for the Portfolio because it will not change as a result of the merger. The schedule of investments for the Portfolio is included in the Funds' annual reports, which are available upon request.

Under the proposed Agreement and Plan of Reorganization, shares of the Strategist World Technologies Fund would be exchanged for Class A shares of the AXP Innovations Fund.

The pro forma combining statements have been prepared based upon the various fee structures of the funds in existence as of October 31, 1999.


                              AXP Innovations Fund
                       Strategist World Technologies Fund
                               Pro forma Combining
                       Statement of assets and liabilities
                                October 31, 1999
                                   (Unaudited)
                                                                                            Strategist World
                                                                       AXP Innovations        Technologies
                                                                             Fund                 Fund                   Combined
Assets
Investments in World Technologies Portfolio (Note 1)                     $ 7,897,520           $ 1,125,654              $ 9,023,174
                                                                         -----------           -----------              -----------

Liabilities
Accrued distribution fee                                                           4                     -                        4
Accrued administrative services fee                                               12                     2                       14
Other accrued expenses                                                        16,790                 4,447                   21,237
                                                                              ------                 -----                   ------

Total liabilities                                                             16,806                 4,449                   21,255
                                                                              ------                 -----                   ------

Net assets applicable
  to outstanding capital stock                                           $ 7,880,714           $ 1,121,205              $ 9,001,919
                                                                         ===========           ===========              ===========

Represented by
Capital stock --- $.01 par value (Note 1)                                $     7,000           $     1,000              $     8,000
Additional paid-in capital                                                 3,399,239               484,163                3,883,402
Accumulated net realized gain (loss)                                         970,722               136,387                1,107,109
Unrealized appreciation (depreciation)
  on investments and on translation
  of assets and liabilities in foreign currencies                          3,503,753               499,655                4,003,408
                                                                           ---------               -------                ---------

Total --- representing net assets applicable
  to outstanding capital stock                                           $ 7,880,714           $ 1,121,205              $ 9,001,919
                                                                         ===========           ===========              ===========

Net assets applicable to outstanding shares:    Class A                  $ 7,435,047                                    $ 8,556,252
                                                Class B                  $   220,363                                    $   220,363
                                                Class Y                  $   225,304                                    $   225,304
Net asset value per share of outstanding
  capital stock: (Note 2)                       Class A shares  660,000  $     11.27   100,000 $     11.21  759,485     $     11.27
                                                Class B shares   20,000  $     11.02                         20,000     $     11.02
                                                Class Y shares   20,000  $     11.27                         20,000     $     11.27

See accompanying notes to pro forma combining financial statements.



                              AXP Innovations Fund
                       Strategist World Technologies Fund
                               Pro forma Combining
                             Statement of Operations
                                October 31, 1999
                                   (Unaudited)

                                                                            Strategist World                          Pro forma
Investment income                                        AXP Innovations      Technologies          Pro forma       AXP Innovations
Income:                                                        Fund               Fund             Adjustments           Fund

Dividends                                                   $   6,134          $     874                                   $ 7,008
    Less foreign taxes withheld                                  (328)               (47)                                     (375)
                                                                 ----                ---                                      ----
Total Income                                                    5,806                827                                     6,633
                                                                -----                ---                                     -----

Expenses:
Expenses allocated from World Technologies Portfolio           63,721              9,085                                    72,806
Distribution fee
   Class A                                                      5,263              1,900                                     7,163
   Class B                                                      1,395                                                        1,395
Transfer agency fee                                                48                 20               (2) a                    66
Incremental transfer agency fee
   Class A                                                          2                                                            2
   Class B                                                          2                                                            2
Administrative services fees and expenses                       2,467                504                                     2,971
Compensation of board members                                                        818                                       818
Registration fees                                                                    414                                       414
Audit fees                                                                         3,600                                     3,600
Other                                                                              2,490                                     2,490
                                                                                   -----                                     -----
Total Expenses                                                 72,898             18,831               (2)                  91,727
   Less expenses voluntarily reimbursed by AEFC                (6,548)            (6,496)                                  (13,044)
                                                               ------             ------                                   -------
Total net expenses                                             66,350             12,335               (2)                  78,683
                                                               ------             ------               --                   ------
Investment income (loss) -- net                               (60,544)           (11,508)               2                  (72,050)
                                                              -------            -------                -                  -------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                    1,376,509            196,456                                 1,572,965
   Foreign currency transactions                                  (38)                (5)                                      (43)
   Options contracts written                                   (1,470)              (210)                                   (1,680)
                                                               ------               ----                                    ------
Net realized gain (loss) on investments                     1,375,001            196,241                                 1,571,242
Net change in unrealized apprciation
  (depreciation) on investments and on
  translation of assets and liabilities
  in foreign currencies                                     2,778,956            396,216                                 3,175,172
                                                            ---------            -------                                 ---------
Net gain (loss) on investments and foreign currencies       4,153,957            592,457                                 4,746,414
                                                            ---------            -------                                 ---------
Net increase (decrease) in net assets
  resulting from operations                               $ 4,093,413          $ 580,949             $ 2               $ 4,674,364
                                                          ===========          =========             ===               ===========

a) Adjustment for transfer agency fee from $20 to Innovation Class A $19 per account.

See accompanying notes to pro forma combining financial statements.


                              AXP INNOVATIONS FUND
                       STRATEGIST WORLD TECHNOLOGIES FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                       (UNAUDITED AS TO OCTOBER 31, 1999)

1. BASIS OF COMBINATION

The unaudited pro forma combining statement of assets and liabilities and the statement of operations reflect the accounts of the two funds at and for the 12-month period ending October 31, 1999. These statements have been derived from annual reports for AXP Innovations Fund (a series of AXP Global Series, Inc.) and Strategist World Technologies Fund (a series of Strategist World Fund, Inc.) as of October 31, 1999.

Each Fund invests all of its assets in World Technologies Portfolio (the Portfolio), a series of World Trust, an open-end investment company that has the same objectives as the Funds. The Portfolio invests in technology common stocks. Management of the Funds has elected not to present a combining schedule of investments for the Portfolio because it will not change as a result of the merger. The schedule of investments for the Portfolio is included in the Funds' annual reports, which are available upon request.

The pro forma statements give effect to the proposed transfer of the assets and liabilities of Strategist World Technologies Fund in exchange for Class A shares of AXP Innovations Fund under generally accepted accounting principles. The results of operations for AXP Innovations Fund will not be restated for Strategist World Technologies Fund's results of operations for pre-combination periods. The pro forma statements do not reflect the expenses of either fund in carrying out its obligation under the Agreement and Plan of Reorganization. American Express Financial Corporation has agreed to bear the costs of effecting the Reorganization, which is estimated at $7,500.

The pro forma combining statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The pro forma statement of operations give effect to the proposed transaction on the historical operations of the surviving entity, AXP Innovations Fund, as if the transaction had occurred at the beginning of the year presented.

2. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional Class A shares of AXP Innovations Fund if the reorganization were to have taken place on October 31, 1999. The pro forma number of Class A shares outstanding of 759,485 consists of 99,485 shares assumed to be issued to shareholders of Strategist World Technologies Fund plus 660,000 shares of AXP Innovations Fund outstanding as of October 31, 1999.

PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1) Articles of Incorporation, dated October 17, 1988, filed as Exhibit 1 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-63552, are incorporated by reference.

(2) By-laws, as amended Feb 14, 1991, filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 2-63552, are incorporated by reference.

(3)       Voting Trust Agreement: Not Applicable.

(4) Form of Agreement and Plan of Reorganization, dated March 10, 2000, filed electronically herewith as Exhibit 1 to Part A of this Registration Statement.

(5) Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-63552, on February 9, 1979, is incorporated by reference.

(6) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference. The agreement was assumed by the Portfolio when the Fund adopted the master/feeder structure.

(7) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated August 16, 1979, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(9)(b) Addendum to the Custodian Agreement between Registrant, First Bank National Association and American Express Financial Corporation, dated May 13, 1996 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(10)(a) Plan and Agreement of Distribution dated July 1, 1999, between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference: to Exhibit (m) to AXP Discovery Fund, Inc. Post-Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 30, 1999. Registrant's Plan and Agreement of Distribution differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(10)(b) Rule 18f-3 Plan, dated April 1999, is incorporated by reference to Exhibit (o) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999.

(11) Opinion and consent of counsel as to the legality of the securities being registered is incorporated by reference to Exhibit (11) to Registration Statement No. 333-32152 filed on or about March 10, 2000.

(12)      Tax Opinion to be filed by amendment.

(13)(a) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(13)(b) Agreement and Declaration of Unitholders between Registrant and Strategist Tax-Free Income Fund, Inc., dated May 13, 1996, filed electronically as Exhibit 9(f) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-63552, is incorporated by reference.

(13)(c) License Agreement between Registrant and IDS Financial Corporation dated January 25, 1988, filed as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 2-63552, is incorporated by reference.

(13)(d) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999, as Exhibit (h)(4) to AXP Stock Fund, Inc's. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(e) Plan and Agreement of Merger, dated April 10, 1986, filed electronically as Exhibit No. 9 to Registrant's Post-Effective
          Amendment No. 13 to Registration Statement No. 2-63552, is incorporated by reference.

(13)(f) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(13)(g) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated February 1, 1999, is incorporated by reference to Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 2-63552 filed on or about Jan. 26, 2000.

(14)      Independent Auditors' Consent is filed electronically herewith.

(15)      Omitted Financial Statements: Not Applicable.

(16)(a)   Directors'  Power of Attorney dated January 13, 2000, is  incorporated
          by  reference  to  Exhibit  (p)(1)  to  Registrant's   Post-Effective
          Amendment No. 38 to Registration Statement No. 2-63552 filed on or about Jan. 26, 2000.

(16)(b) Officers' Power of Attorney dated January 13, 2000, is incorporated by reference to Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 2-63552 filed on or about Jan. 26, 2000.

(16)(c) Trustees' Power of Attorney dated January 13, 2000, is incorporated by reference to Exhibit (p)(3) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 2-63552 filed on or about Jan. 26, 2000.

(16)(d) Officers' Power of Attorney dated January 13, 2000, is incorporated by reference to Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 2-63552 filed on or about Jan. 26, 2000.

(17)(a)   Code  of  Ethics adopted  under  Rule  17j-1  for  Registrant   filed
          electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

Item 17.  Undertakings

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registrant statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file by Post-Effective Amendment an Opinion of Counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Minneapolis and the State of Minnesota on the 17th day of April, 2000.

AXP HIGH YIELD TAX-EXEMPT FUND, INC.


By /s/   Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer



By /s/   John M. Knight
         John M. Knight, Treasurer


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of April, 2000.

Signature                                            Capacity


_____________________________                        Director
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson**                               Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

Signature                                            Capacity

/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney dated January 13, 2000, filed electronically as Exhibit (p)(1) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 2-63552 , by:



/s/ Leslie L. Ogg
    Leslie L. Ogg


**Signed pursuant to Officers' Power of Attorney dated January 13, 2000, filed electronically as Exhibit (p)(2) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 2-63552, by:



/s/ Leslie L. Ogg
    Leslie L. Ogg

                                   SIGNATURES

As required by the Securities Act of 1933, TAX-FREE INCOME TRUST consents to the filing of this Amendment to the Registration Statement signed on behalf of the Registrant, in the City of Minneapolis and the State of Minnesota, on the 17th day of April, 2000.

                              TAX-FREE INCOME TRUST

By /s/   Arne H. Carlson****
         Arne H. Carlson, Chief Executive Officer


By /s/   John M. Knight
         John M. Knight, Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of April, 2000.

Signatures                                           Capacity


_____________________________                        Trustee
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.***                     Trustee
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson***                              Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney***                              Trustee
     Lynne V. Cheney

/s/  David R. Hubers***                              Trustee
     David R. Hubers

/s/  Heinz F. Hutter***                              Trustee
     Heinz F. Hutter

/s/  Anne P. Jones***                                Trustee
     Anne P. Jones

/s/  William R. Pearce***                            Trustee
     William R. Pearce

/s/  Alan K. Simpson***                              Trustee
     Alan K. Simpson

/s/  John R. Thomas***                               Trustee
     John R. Thomas

/s/  C. Angus Wurtele***                             Trustee
     C. Angus Wurtele

*** Signed pursuant to Trustees Power of Attorney dated January 13, 2000, filed electronically as Exhibit (p)(3) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 2-63552, by:



/s/ Leslie L. Ogg
    Leslie L. Ogg


**** Signed pursuant to Officers Power of Attorney dated January 13, 2000, filed electronically as Exhibit (p)(4) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 2-63552, by:



 /s/ Leslie L. Ogg
     Leslie L. Ogg

                CONTENTS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT


This Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

Part C.

     Other information.

     Exhibits.

     Undertakings.

The Signatures.